Eaton Vance

Limited Duration Income Fund

December 31, 2019

PORTFOLIO OF INVESTMENTS (Unaudited)

Senior Floating-Rate Loans — 47.0%(1)

Borrower/Tranche Description	Principal Amount* (000’s omitted)		Value
Aerospace and Defense — 0.6%
Dynasty Acquisition Co., Inc.
Term Loan, 5.94%, (3 mo. USD LIBOR + 4.00%), Maturing April 6, 2026		551	$556,339
IAP Worldwide Services, Inc.
Revolving Loan, 1.42%, (3 mo. USD LIBOR + 5.50%), Maturing July 19, 2021(2)		172	168,404
Term Loan - Second Lien, 8.44%, (3 mo. USD LIBOR + 6.50%), Maturing July 18, 2020(3)		225	179,727
TransDigm, Inc.
Term Loan, 4.30%, (1 mo. USD LIBOR + 2.50%), Maturing June 9, 2023		5,543	5,567,722
Term Loan, 4.30%, (1 mo. USD LIBOR + 2.50%), Maturing August 22, 2024		1,378	1,383,902
Wesco Aircraft Hardware Corp.
Term Loan, 4.30%, (1 mo. USD LIBOR + 2.50%), Maturing November 30, 2020		963	964,329
WP CPP Holdings, LLC
Term Loan, 5.68%, (3 mo. USD LIBOR + 3.75%), Maturing April 30, 2025		667	664,158

			$9,484,581

Automotive — 1.0%
Adient US, LLC
Term Loan, 6.18%, (3 mo. USD LIBOR + 4.25%), Maturing May 6, 2024		721	$726,635
American Axle and Manufacturing, Inc.
Term Loan, 4.07%, (USD LIBOR + 2.25%), Maturing April 6, 2024(4)		2,636	2,633,596
Autokiniton US Holdings, Inc.
Term Loan, 8.17%, (1 mo. USD LIBOR + 6.38%), Maturing May 22, 2025		837	803,760
Bright Bidco B.V.
Term Loan, 5.40%, (USD LIBOR + 3.50%), Maturing June 30, 2024(4)		1,757	1,047,323
Chassix, Inc.
Term Loan, 7.44%, (USD LIBOR + 5.50%), Maturing November 15, 2023(4)		1,470	1,359,750
Dayco Products, LLC
Term Loan, 6.16%, (3 mo. USD LIBOR + 4.25%), Maturing May 19, 2023		1,170	1,035,450
Garrett LX III S.a.r.l.
Term Loan, 4.45%, (3 mo. USD LIBOR + 2.50%), Maturing September 27, 2025		296	295,972
IAA, Inc.
Term Loan, 4.06%, (1 mo. USD LIBOR + 2.25%), Maturing June 28, 2026		582	586,724
Panther BF Aggregator 2 L.P.
Term Loan, Maturing April 30, 2026(5)	EUR	1,500	1,693,667
Tenneco, Inc.
Term Loan, 4.80%, (1 mo. USD LIBOR + 3.00%), Maturing October 1, 2025		3,737	3,665,308
Thor Industries, Inc.
Term Loan, 5.50%, (1 mo. USD LIBOR + 3.75%), Maturing February 1, 2026		1,133	1,138,234
TI Group Automotive Systems, LLC
Term Loan, 3.50%, (3 mo. EURIBOR + 2.75%, Floor 0.75%), Maturing June 30, 2022	EUR	910	1,022,877
Term Loan, 4.30%, (1 mo. USD LIBOR + 2.50%), Maturing June 30, 2022		1,065	1,070,317

			$17,079,613

Borrower/Tranche Description	Principal Amount* (000’s omitted)	Value
Beverage and Tobacco — 0.3%
Arterra Wines Canada, Inc.
Term Loan, 4.65%, (1 mo. USD LIBOR + 2.75%), Maturing December 15, 2023	2,890	$2,892,161
Flavors Holdings, Inc.
Term Loan, 7.69%, (3 mo. USD LIBOR + 5.75%), Maturing April 3, 2020(3)	760	721,762
Term Loan - Second Lien, 11.94%, (3 mo. USD LIBOR + 10.00%), Maturing October 3, 2021(3)	1,000	950,000

		$4,563,923

Brokerage/Securities Dealers/Investment Houses — 0.1%
Clipper Acquisitions Corp.
Term Loan, 3.45%, (1 mo. USD LIBOR + 1.75%), Maturing December 27, 2024	1,250	$1,260,402
OZ Management L.P.
Term Loan, 6.50%, (1 mo. USD LIBOR + 4.75%), Maturing April 10, 2023	126	126,157

		$1,386,559

Building and Development — 1.7%
Advanced Drainage Systems, Inc.
Term Loan, 4.00%, (1 mo. USD LIBOR + 2.25%), Maturing July 31, 2026	302	$305,181
American Builders & Contractors Supply Co., Inc.
Term Loan, 3.80%, (1 mo. USD LIBOR + 2.00%), Maturing January 15, 2027	2,444	2,455,332
APi Group DE, Inc.
Term Loan, 4.30%, (1 mo. USD LIBOR + 2.50%), Maturing October 1, 2026	1,525	1,539,059
Beacon Roofing Supply, Inc.
Term Loan, 4.05%, (1 mo. USD LIBOR + 2.25%), Maturing January 2, 2025	639	642,417
Brookfield Property REIT, Inc.
Term Loan, 4.30%, (1 mo. USD LIBOR + 2.50%), Maturing August 27, 2025	1,012	1,007,127
Core & Main L.P.
Term Loan, 4.53%, (USD LIBOR + 2.75%), Maturing August 1, 2024(4)	1,181	1,181,705
CPG International, Inc.
Term Loan, 5.93%, (6 mo. USD LIBOR + 3.75%), Maturing May 5, 2024	1,694	1,702,705
Cushman & Wakefield U.S. Borrower, LLC
Term Loan, 5.05%, (1 mo. USD LIBOR + 3.25%), Maturing August 21, 2025	5,826	5,856,290
Henry Company, LLC
Term Loan, 5.80%, (1 mo. USD LIBOR + 4.00%), Maturing October 5, 2023	2,304	2,316,709
NCI Building Systems, Inc.
Term Loan, 5.49%, (1 mo. USD LIBOR + 3.75%), Maturing April 12, 2025	790	789,639
Quikrete Holdings, Inc.
Term Loan, 4.55%, (1 mo. USD LIBOR + 2.75%), Maturing November 15, 2023	3,005	3,023,855
RE/MAX International, Inc.
Term Loan, 4.55%, (1 mo. USD LIBOR + 2.75%), Maturing December 15, 2023	2,216	2,217,724
Realogy Group, LLC
Term Loan, 4.05%, (1 mo. USD LIBOR + 2.25%), Maturing February 8, 2025	903	890,118
Summit Materials Companies I, LLC
Term Loan, 3.80%, (1 mo. USD LIBOR + 2.00%), Maturing November 21, 2024	686	690,073
Werner FinCo L.P.
Term Loan, 5.80%, (1 mo. USD LIBOR + 4.00%), Maturing July 24, 2024	1,027	1,027,049
WireCo WorldGroup, Inc.
Term Loan, 6.80%, (1 mo. USD LIBOR + 5.00%), Maturing September 30, 2023	1,355	1,291,321
Term Loan - Second Lien, 10.80%, (1 mo. USD LIBOR + 9.00%), Maturing September 30, 2024	1,425	1,325,250

		$28,261,554

Borrower/Tranche Description	Principal Amount* (000’s omitted)		Value
Business Equipment and Services — 3.9%
Adtalem Global Education, Inc.
Term Loan, 4.80%, (1 mo. USD LIBOR + 3.00%), Maturing April 11, 2025		419	$419,323
AlixPartners, LLP
Term Loan, 3.25%, (3 mo. EURIBOR + 3.25%), Maturing April 4, 2024	EUR	1,769	1,999,381
Allied Universal Holdco, LLC
Term Loan, 6.05%, (1 mo. USD LIBOR + 4.25%), Maturing July 10, 2026		2,525	2,544,253
Term Loan, 6.05%, (1 mo. USD LIBOR + 4.25%), Maturing July 10, 2026		250	251,906
Altran Technologies S.A.
Term Loan, 3.00%, (3 mo. EURIBOR + 3.00%), Maturing March 20, 2025	EUR	1,399	1,579,659
AppLovin Corporation
Term Loan, 5.30%, (1 mo. USD LIBOR + 3.50%), Maturing August 15, 2025		2,279	2,295,116
ASGN Incorporated
Term Loan, 3.55%, (1 mo. USD LIBOR + 1.75%), Maturing April 2, 2025		313	315,622
Belfor Holdings, Inc.
Term Loan, 5.69%, (1 mo. USD LIBOR + 4.00%), Maturing April 6, 2026		547	550,670
BidFair MergeRight, Inc.
Term Loan, 7.24%, (1 mo. USD LIBOR + 5.50%), Maturing January 15, 2027		650	645,125
Bracket Intermediate Holding Corp.
Term Loan, 6.35%, (3 mo. USD LIBOR + 4.25%), Maturing September 5, 2025		938	935,780
Brand Energy & Infrastructure Services, Inc.
Term Loan, 6.24%, (3 mo. USD LIBOR + 4.25%), Maturing June 21, 2024		585	584,164
Camelot U.S. Acquisition 1 Co.
Term Loan, 5.05%, (1 mo. USD LIBOR + 3.25%), Maturing October 31, 2026		1,525	1,536,120
Ceridian HCM Holding, Inc.
Term Loan, 4.80%, (1 mo. USD LIBOR + 3.00%), Maturing April 30, 2025		1,531	1,542,423
CM Acquisition Co.
Term Loan, 11.94%, (3 mo. USD LIBOR + 10.00%), Maturing July 26, 2023		363	350,811
Cypress Intermediate Holdings III, Inc.
Term Loan, 4.55%, (1 mo. USD LIBOR + 2.75%), Maturing April 29, 2024		1,414	1,422,586
EAB Global, Inc.
Term Loan, 5.74%, (USD LIBOR + 3.75%), Maturing November 15, 2024(4)		1,400	1,405,313
EIG Investors Corp.
Term Loan, 5.67%, (3 mo. USD LIBOR + 3.75%), Maturing February 9, 2023		3,175	3,148,935
Element Materials Technology Group US Holdings, Inc.
Term Loan, 5.44%, (3 mo. USD LIBOR + 3.50%), Maturing June 28, 2024		417	414,873
Garda World Security Corporation
Term Loan, 6.66%, (3 mo. USD LIBOR + 4.75%), Maturing October 30, 2026		1,250	1,258,854
IG Investment Holdings, LLC
Term Loan, 5.80%, (1 mo. USD LIBOR + 4.00%), Maturing May 23, 2025		2,910	2,922,587
IRI Holdings, Inc.
Term Loan, 6.30%, (USD LIBOR + 4.50%), Maturing December 1, 2025(4)		10,074	9,906,369
Iron Mountain, Inc.
Term Loan, 3.55%, (1 mo. USD LIBOR + 1.75%), Maturing January 2, 2026		909	908,047
KAR Auction Services, Inc.
Term Loan, 4.06%, (1 mo. USD LIBOR + 2.25%), Maturing September 19, 2026		648	654,178
Kronos Incorporated
Term Loan, 4.91%, (3 mo. USD LIBOR + 3.00%), Maturing November 1, 2023		6,833	6,875,879
KUEHG Corp.
Term Loan, 5.69%, (3 mo. USD LIBOR + 3.75%), Maturing February 21, 2025		2,295	2,303,297
Term Loan - Second Lien, 10.19%, (3 mo. USD LIBOR + 8.25%), Maturing August 18, 2025		425	425,000

Borrower/Tranche Description	Principal Amount* (000’s omitted)		Value
Monitronics International, Inc.
Term Loan, 8.30%, (1 mo. USD LIBOR + 6.50%), Maturing March 29, 2024		2,018	$1,691,322
PGX Holdings, Inc.
Term Loan, 7.05%, (1 mo. USD LIBOR + 5.25%), Maturing September 29, 2020		1,460	778,650
Pike Corporation
Term Loan, 5.05%, (1 mo. USD LIBOR + 3.25%), Maturing July 24, 2026		513	516,904
Pre-Paid Legal Services, Inc.
Term Loan, 5.05%, (1 mo. USD LIBOR + 3.25%), Maturing May 1, 2025		494	495,447
Prime Security Services Borrower, LLC
Term Loan, 4.94%, (1 mo. USD LIBOR + 3.25%), Maturing September 23, 2026		1,724	1,730,532
Prometric Holdings, Inc.
Term Loan, 4.79%, (1 mo. USD LIBOR + 3.00%), Maturing January 29, 2025		319	319,536
Red Ventures, LLC
Term Loan, 4.80%, (1 mo. USD LIBOR + 3.00%), Maturing November 8, 2024		1,542	1,557,838
SMG US Midco 2, Inc.
Term Loan, 4.80%, (1 mo. USD LIBOR + 3.00%), Maturing January 23, 2025		246	247,160
Spin Holdco, Inc.
Term Loan, 5.25%, (3 mo. USD LIBOR + 3.25%), Maturing November 14, 2022		3,868	3,848,308
Techem Verwaltungsgesellschaft 675 mbH
Term Loan, 3.50%, (3 mo. EURIBOR + 3.50%), Maturing July 31, 2025	EUR	1,651	1,866,546
Tempo Acquisition, LLC
Term Loan, 4.55%, (1 mo. USD LIBOR + 2.75%), Maturing May 1, 2024		975	982,312
Trans Union, LLC
Term Loan, 3.55%, (1 mo. USD LIBOR + 1.75%), Maturing November 16, 2026		666	669,474
Vestcom Parent Holdings, Inc.
Term Loan, 5.80%, (1 mo. USD LIBOR + 4.00%), Maturing December 19, 2023		603	572,430
WASH Multifamily Laundry Systems, LLC
Term Loan, 5.05%, (1 mo. USD LIBOR + 3.25%), Maturing May 14, 2022		305	298,658
West Corporation
Term Loan, 5.43%, (3 mo. USD LIBOR + 3.50%), Maturing October 10, 2024		345	290,955
Term Loan, 5.93%, (3 mo. USD LIBOR + 4.00%), Maturing October 10, 2024		1,200	1,020,425
Zephyr Bidco Limited
Term Loan, 5.21%, (1 mo. GBP LIBOR + 4.50%), Maturing July 23, 2025	GBP	775	1,015,016

			$65,097,784

Cable and Satellite Television — 1.4%
CSC Holdings, LLC
Term Loan, 3.99%, (1 mo. USD LIBOR + 2.25%), Maturing July 17, 2025		3,964	$3,973,741
Term Loan, 3.99%, (1 mo. USD LIBOR + 2.25%), Maturing January 15, 2026		1,067	1,070,672
Term Loan, 4.24%, (1 mo. USD LIBOR + 2.50%), Maturing April 15, 2027		1,358	1,366,865
Numericable Group S.A.
Term Loan, 3.00%, (3 mo. EURIBOR + 3.00%), Maturing July 31, 2025	EUR	512	569,306
Term Loan, 4.55%, (1 mo. USD LIBOR + 2.75%), Maturing July 31, 2025		2,096	2,085,333
Radiate Holdco, LLC
Term Loan, 4.80%, (1 mo. USD LIBOR + 3.00%), Maturing February 1, 2024		2,125	2,135,052
Telenet International Finance S.a.r.l.
Term Loan, Maturing December 15, 2027(5)	EUR	3,750	4,235,092
Virgin Media SFA Finance Limited
Term Loan, Maturing November 15, 2027(5)	GBP	1,500	1,991,867
Term Loan, 2.50%, (6 mo. EURIBOR + 2.50%), Maturing January 31, 2029	EUR	1,300	1,463,768
Ziggo B.V.
Term Loan, 3.00%, (3 mo. EURIBOR + 3.00%), Maturing January 31, 2029	EUR	3,750	4,211,633

			$23,103,329

Borrower/Tranche Description	Principal Amount* (000’s omitted)		Value
Chemicals and Plastics — 2.1%
Alpha 3 B.V.
Term Loan, 4.94%, (3 mo. USD LIBOR + 3.00%), Maturing January 31, 2024		677	$679,765
Aruba Investments, Inc.
Term Loan, 5.05%, (1 mo. USD LIBOR + 3.25%), Maturing February 2, 2022		360	360,582
Caldic B.V.
Term Loan, Maturing July 18, 2024(5)	EUR	1,000	1,119,363
Emerald Performance Materials, LLC
Term Loan, 5.30%, (1 mo. USD LIBOR + 3.50%), Maturing August 1, 2021		2,635	2,621,546
Ferro Corporation
Term Loan, 4.19%, (3 mo. USD LIBOR + 2.25%), Maturing February 14, 2024		340	340,815
Term Loan, 4.19%, (3 mo. USD LIBOR + 2.25%), Maturing February 14, 2024		348	348,224
Term Loan, 4.19%, (3 mo. USD LIBOR + 2.25%), Maturing February 14, 2024		486	487,249
Flint Group GmbH
Term Loan, 4.94%, (3 mo. USD LIBOR + 3.00%), Maturing September 7, 2021		188	164,656
Flint Group US, LLC
Term Loan, 4.94%, (3 mo. USD LIBOR + 3.00%), Maturing September 7, 2021		1,138	996,032
Gemini HDPE, LLC
Term Loan, 4.43%, (3 mo. USD LIBOR + 2.50%), Maturing August 7, 2024		1,884	1,893,489
Hexion, Inc.
Term Loan, 4.00%, (3 mo. EURIBOR + 4.00%), Maturing July 1, 2026	EUR	1,575	1,773,302
Term Loan, 5.60%, (3 mo. USD LIBOR + 3.50%), Maturing July 1, 2026		771	775,925
INEOS Enterprises Holdings Limited
Term Loan, 4.00%, (3 mo. EURIBOR + 4.00%), Maturing August 28, 2026	EUR	200	226,023
INEOS Enterprises Holdings US Finco, LLC
Term Loan, 5.91%, (3 mo. USD LIBOR + 4.00%), Maturing August 31, 2026		274	275,770
INEOS Finance PLC
Term Loan, 2.50%, (1 mo. EURIBOR + 2.00%, Floor 0.50%), Maturing March 31, 2024	EUR	3,234	3,633,244
Kraton Polymers, LLC
Term Loan, 4.30%, (1 mo. USD LIBOR + 2.50%), Maturing March 5, 2025		928	925,422
Messer Industries GmbH
Term Loan, 4.44%, (3 mo. USD LIBOR + 2.50%), Maturing March 1, 2026		1,613	1,623,396
Minerals Technologies, Inc.
Term Loan, 4.06%, (USD LIBOR + 2.25%), Maturing February 14, 2024(4)		1,107	1,113,209
Momentive Performance Materials, Inc.
Term Loan, 5.05%, (1 mo. USD LIBOR + 3.25%), Maturing May 15, 2024		473	469,966
Orion Engineered Carbons GmbH
Term Loan, 2.25%, (3 mo. EURIBOR + 2.25%), Maturing July 25, 2024	EUR	967	1,091,201
Term Loan, 3.94%, (3 mo. USD LIBOR + 2.00%), Maturing July 25, 2024		708	709,926
PMHC II, Inc.
Term Loan, 5.44%, (3 mo. USD LIBOR + 3.50%), Maturing March 31, 2025		1,191	1,059,963
PQ Corporation
Term Loan, 4.43%, (3 mo. USD LIBOR + 2.50%), Maturing February 8, 2025		1,741	1,752,199
Pregis TopCo Corporation
Term Loan, 5.80%, (1 mo. USD LIBOR + 4.00%), Maturing July 31, 2026		650	651,219
Spectrum Holdings III Corp.
Term Loan, 5.05%, (1 mo. USD LIBOR + 3.25%), Maturing January 31, 2025		358	333,490
Starfruit Finco B.V.
Term Loan, 4.96%, (1 mo. USD LIBOR + 3.25%), Maturing October 1, 2025		2,950	2,957,178
Tata Chemicals North America, Inc.
Term Loan, 4.56%, (1 mo. USD LIBOR + 2.75%), Maturing August 7, 2020		1,019	1,016,666

Borrower/Tranche Description	Principal Amount* (000’s omitted)		Value
Tronox Finance, LLC
Term Loan, 4.61%, (USD LIBOR + 2.75%), Maturing September 23, 2024(4)		3,183	$3,192,590
Univar, Inc.
Term Loan, 4.05%, (1 mo. USD LIBOR + 2.25%), Maturing July 1, 2024		2,376	2,390,320
Venator Materials Corporation
Term Loan, 4.80%, (1 mo. USD LIBOR + 3.00%), Maturing August 8, 2024		415	413,880

			$35,396,610

Conglomerates — 0.1%
Penn Engineering & Manufacturing Corp.
Term Loan, Maturing June 27, 2024(5)	EUR	1,455	$1,645,079

			$1,645,079

Containers and Glass Products — 1.1%
Berlin Packaging, LLC
Term Loan, 4.72%, (USD LIBOR + 3.00%), Maturing November 7, 2025(4)		246	$245,107
Berry Global, Inc.
Term Loan, 3.72%, (1 mo. USD LIBOR + 2.00%), Maturing October 1, 2022		961	965,799
Term Loan, 2.50%, (1 mo. EURIBOR + 2.50%), Maturing July 1, 2026	EUR	299	335,754
Term Loan, 4.22%, (1 mo. USD LIBOR + 2.50%), Maturing July 1, 2026		995	999,491
BWAY Holding Company
Term Loan, 5.23%, (3 mo. USD LIBOR + 3.25%), Maturing April 3, 2024		2,570	2,566,008
Consolidated Container Company, LLC
Term Loan, 4.55%, (1 mo. USD LIBOR + 2.75%), Maturing May 22, 2024		440	442,234
Crown European Holdings S.A.
Term Loan, Maturing April 3, 2025(5)	EUR	2,000	2,263,030
Flex Acquisition Company, Inc.
Term Loan, 5.09%, (USD LIBOR + 3.00%), Maturing December 29, 2023(4)		2,030	2,017,789
Term Loan, 5.35%, (3 mo. USD LIBOR + 3.25%), Maturing June 29, 2025		1,517	1,508,741
Libbey Glass, Inc.
Term Loan, 4.71%, (1 mo. USD LIBOR + 3.00%), Maturing April 9, 2021		6,763	5,554,327
Pelican Products, Inc.
Term Loan, 5.24%, (1 mo. USD LIBOR + 3.50%), Maturing May 1, 2025		640	589,030
Ring Container Technologies Group, LLC
Term Loan, 4.55%, (1 mo. USD LIBOR + 2.75%), Maturing October 31, 2024		899	902,794
Trident TPI Holdings, Inc.
Term Loan, 4.80%, (1 mo. USD LIBOR + 3.00%), Maturing October 17, 2024		834	813,025

			$19,203,129

Cosmetics/Toiletries — 0.1%
KIK Custom Products, Inc.
Term Loan, 5.79%, (1 mo. USD LIBOR + 4.00%), Maturing May 15, 2023		2,115	$2,084,995

			$2,084,995

Drugs — 1.9%
Akorn, Inc.
Term Loan, 11.81%, (11.06% cash (1 mo. USD LIBOR + 9.25%), 0.75% PIK), Maturing April 16, 2021		1,147	$1,101,424
Alkermes, Inc.
Term Loan, 3.99%, (1 mo. USD LIBOR + 2.25%), Maturing March 23, 2023		1,118	1,114,658
Amneal Pharmaceuticals, LLC
Term Loan, 5.31%, (1 mo. USD LIBOR + 3.50%), Maturing May 4, 2025		3,693	3,340,213

Borrower/Tranche Description	Principal Amount* (000’s omitted)		Value
Arbor Pharmaceuticals, Inc.
Term Loan, 6.94%, (3 mo. USD LIBOR + 5.00%), Maturing July 5, 2023		2,262	$2,007,211
Bausch Health Companies, Inc.
Term Loan, 4.74%, (1 mo. USD LIBOR + 3.00%), Maturing June 2, 2025		5,513	5,553,987
Catalent Pharma Solutions, Inc.
Term Loan, 4.05%, (1 mo. USD LIBOR + 2.25%), Maturing May 18, 2026		844	848,898
Endo Luxembourg Finance Company I S.a.r.l.
Term Loan, 6.06%, (1 mo. USD LIBOR + 4.25%), Maturing April 29, 2024		5,289	5,039,076
Horizon Therapeutics USA, Inc.
Term Loan, 3.94%, (1 mo. USD LIBOR + 2.25%), Maturing May 22, 2026		654	659,647
Jaguar Holding Company II
Term Loan, 4.30%, (1 mo. USD LIBOR + 2.50%), Maturing August 18, 2022		6,313	6,354,497
Mallinckrodt International Finance S.A.
Term Loan, 4.69%, (3 mo. USD LIBOR + 2.75%), Maturing September 24, 2024		3,686	3,005,183
Term Loan, 4.91%, (3 mo. USD LIBOR + 3.00%), Maturing February 24, 2025		2,113	1,725,635
Nidda Healthcare Holding AG
Term Loan, Maturing August 21, 2024(5)	EUR	625	702,450

			$31,452,879

Ecological Services and Equipment — 0.6%
Advanced Disposal Services, Inc.
Term Loan, 3.85%, (1 week USD LIBOR + 2.25%), Maturing November 10, 2023		2,333	$2,345,644
EnergySolutions, LLC
Term Loan, 5.69%, (3 mo. USD LIBOR + 3.75%), Maturing May 9, 2025		5,270	4,993,679
GFL Environmental, Inc.
Term Loan, 4.80%, (1 mo. USD LIBOR + 3.00%), Maturing May 30, 2025		2,537	2,544,100
Patriot Container Corp.
Term Loan, 5.30%, (1 mo. USD LIBOR + 3.50%), Maturing March 20, 2025		147	147,099
Terrapure Environmental Ltd.
Term Loan, Maturing November 25, 2026(5)		425	427,125
US Ecology Holdings, Inc.
Term Loan, 4.30%, (1 mo. USD LIBOR + 2.50%), Maturing August 14, 2026		275	277,492

			$10,735,139

Electronics/Electrical — 6.3%
Almonde, Inc.
Term Loan, 5.70%, (6 mo. USD LIBOR + 3.50%), Maturing June 13, 2024		2,786	$2,772,872
Applied Systems, Inc.
Term Loan, 5.19%, (3 mo. USD LIBOR + 3.25%), Maturing September 19, 2024		3,086	3,102,162
Term Loan - Second Lien, Maturing September 19, 2025(5)		475	487,469
Aptean, Inc.
Term Loan, 6.19%, (3 mo. USD LIBOR + 4.25%), Maturing April 23, 2026		546	544,169
Term Loan - Second Lien, 10.44%, (3 mo. USD LIBOR + 8.50%), Maturing April 23, 2027		1,450	1,435,500
Avast Software B.V.
Term Loan, Maturing September 29, 2023(5)	EUR	2,119	2,402,721
Banff Merger Sub, Inc.
Term Loan, 4.75%, (3 mo. EURIBOR + 4.75%), Maturing October 2, 2025	EUR	297	335,401
Term Loan, 6.05%, (1 mo. USD LIBOR + 4.25%), Maturing October 2, 2025		2,995	2,965,270
Barracuda Networks, Inc.
Term Loan, 5.16%, (3 mo. USD LIBOR + 3.25%), Maturing February 12, 2025		965	971,890
Blackhawk Network Holdings, Inc.
Term Loan, 4.80%, (1 mo. USD LIBOR + 3.00%), Maturing June 15, 2025		837	839,082

Borrower/Tranche Description	Principal Amount* (000’s omitted)		Value
Canyon Valor Companies, Inc.
Term Loan, 4.55%, (1 mo. USD LIBOR + 2.75%), Maturing June 16, 2023		1,698	$1,700,225
Celestica, Inc.
Term Loan, 4.29%, (1 mo. USD LIBOR + 2.50%), Maturing June 27, 2025		371	371,598
Cohu, Inc.
Term Loan, 4.80%, (1 mo. USD LIBOR + 3.00%), Maturing October 1, 2025		815	810,614
CommScope, Inc.
Term Loan, 5.05%, (1 mo. USD LIBOR + 3.25%), Maturing April 6, 2026		1,820	1,834,537
CPI International, Inc.
Term Loan, 5.30%, (1 mo. USD LIBOR + 3.50%), Maturing July 26, 2024		709	682,998
Datto, Inc.
Term Loan, 6.05%, (1 mo. USD LIBOR + 4.25%), Maturing April 2, 2026		373	376,623
ECI Macola/Max Holding, LLC
Term Loan, 6.19%, (3 mo. USD LIBOR + 4.25%), Maturing September 27, 2024		834	836,111
Electro Rent Corporation
Term Loan, 6.94%, (3 mo. USD LIBOR + 5.00%), Maturing January 31, 2024		1,431	1,442,672
Energizer Holdings, Inc.
Term Loan, 4.00%, (1 mo. USD LIBOR + 2.25%), Maturing December 17, 2025		380	381,986
Epicor Software Corporation
Term Loan, 5.05%, (1 mo. USD LIBOR + 3.25%), Maturing June 1, 2022		220	222,138
EXC Holdings III Corp.
Term Loan, 5.44%, (3 mo. USD LIBOR + 3.50%), Maturing December 2, 2024		515	513,844
Financial & Risk US Holdings, Inc.
Term Loan, 5.05%, (1 mo. USD LIBOR + 3.25%), Maturing October 1, 2025		1,213	1,224,372
Flexera Software, LLC
Term Loan, 5.30%, (1 mo. USD LIBOR + 3.50%), Maturing February 26, 2025		270	271,364
GlobalLogic Holdings, Inc.
Term Loan, 5.05%, (1 mo. USD LIBOR + 3.25%), Maturing August 1, 2025		454	457,114
Hyland Software, Inc.
Term Loan, 5.30%, (1 mo. USD LIBOR + 3.50%), Maturing July 1, 2024		5,584	5,636,987
Infoblox, Inc.
Term Loan, 6.30%, (1 mo. USD LIBOR + 4.50%), Maturing November 7, 2023		1,002	1,007,623
Infor (US), Inc.
Term Loan, 4.69%, (3 mo. USD LIBOR + 2.75%), Maturing February 1, 2022		3,877	3,898,576
Term Loan, Maturing February 1, 2022(5)	EUR	4,000	4,511,105
Informatica, LLC
Term Loan, 3.50%, (3 mo. EURIBOR + 3.50%), Maturing August 5, 2022	EUR	3,343	3,789,644
MA FinanceCo., LLC
Term Loan, 4.05%, (1 mo. USD LIBOR + 2.25%), Maturing November 19, 2021		4,336	4,371,779
Term Loan, 4.30%, (1 mo. USD LIBOR + 2.50%), Maturing June 21, 2024		533	535,442
MACOM Technology Solutions Holdings, Inc.
Term Loan, 4.05%, (1 mo. USD LIBOR + 2.25%), Maturing May 17, 2024		1,466	1,403,496
Marcel LUX IV S.a.r.l.
Term Loan, Maturing March 16, 2026(5)	EUR	1,500	1,686,756
Microchip Technology Incorporated
Term Loan, 3.80%, (1 mo. USD LIBOR + 2.00%), Maturing May 29, 2025		1,567	1,582,245
Mirion Technologies, Inc.
Term Loan, 5.80%, (1 mo. USD LIBOR + 4.00%), Maturing March 6, 2026		447	451,220
MKS Instruments, Inc.
Term Loan, 3.55%, (1 mo. USD LIBOR + 1.75%), Maturing February 2, 2026		353	354,190
MTS Systems Corporation
Term Loan, 5.05%, (1 mo. USD LIBOR + 3.25%), Maturing July 5, 2023		600	603,531

Borrower/Tranche Description	Principal Amount* (000’s omitted)	Value
NCR Corporation
Term Loan, 4.30%, (1 mo. USD LIBOR + 2.50%), Maturing August 28, 2026	948	$953,548
Renaissance Holding Corp.
Term Loan, 5.05%, (1 mo. USD LIBOR + 3.25%), Maturing May 30, 2025	1,281	1,277,698
Term Loan - Second Lien, 8.80%, (1 mo. USD LIBOR + 7.00%), Maturing May 29, 2026	200	187,500
Seattle Spinco, Inc.
Term Loan, 4.30%, (1 mo. USD LIBOR + 2.50%), Maturing June 21, 2024	3,602	3,615,969
SGS Cayman L.P.
Term Loan, 7.32%, (3 mo. USD LIBOR + 5.38%), Maturing April 23, 2021	250	248,283
SkillSoft Corporation
Term Loan, 6.95%, (6 mo. USD LIBOR + 4.75%), Maturing April 28, 2021	8,179	6,366,080
SolarWinds Holdings, Inc.
Term Loan, 4.55%, (1 mo. USD LIBOR + 2.75%), Maturing February 5, 2024	1,176	1,186,535
Solera, LLC
Term Loan, 4.55%, (1 mo. USD LIBOR + 2.75%), Maturing March 3, 2023	857	860,020
Sparta Systems, Inc.
Term Loan, Maturing August 21, 2024(5)	478	415,530
SS&C Technologies Holdings Europe S.a.r.l.
Term Loan, 4.05%, (1 mo. USD LIBOR + 2.25%), Maturing April 16, 2025	1,190	1,199,097
SS&C Technologies, Inc.
Term Loan, 4.05%, (1 mo. USD LIBOR + 2.25%), Maturing April 16, 2025	1,716	1,729,427
SurveyMonkey, Inc.
Term Loan, 5.38%, (1 week USD LIBOR + 3.75%), Maturing October 10, 2025	724	726,882
Sutherland Global Services, Inc.
Term Loan, 7.32%, (3 mo. USD LIBOR + 5.38%), Maturing April 23, 2021	1,076	1,066,610
Switch, Ltd.
Term Loan, 4.05%, (1 mo. USD LIBOR + 2.25%), Maturing June 27, 2024	268	269,884
Tibco Software, Inc.
Term Loan, 5.71%, (1 mo. USD LIBOR + 4.00%), Maturing June 30, 2026	1,309	1,317,327
TriTech Software Systems
Term Loan, 5.55%, (1 mo. USD LIBOR + 3.75%), Maturing August 29, 2025	891	853,875
TTM Technologies, Inc.
Term Loan, 4.19%, (1 mo. USD LIBOR + 2.50%), Maturing September 28, 2024	297	298,566
Uber Technologies, Inc.
Term Loan, 5.30%, (1 mo. USD LIBOR + 3.50%), Maturing July 13, 2023	3,531	3,533,582
Term Loan, 5.74%, (1 mo. USD LIBOR + 4.00%), Maturing April 4, 2025	7,798	7,822,807
Ultimate Software Group, Inc. (The)
Term Loan, 5.55%, (1 mo. USD LIBOR + 3.75%), Maturing May 4, 2026	1,721	1,732,159
Ultra Clean Holdings, Inc.
Term Loan, 6.30%, (1 mo. USD LIBOR + 4.50%), Maturing August 27, 2025	814	815,812
Verifone Systems, Inc.
Term Loan, 5.90%, (3 mo. USD LIBOR + 4.00%), Maturing August 20, 2025	1,264	1,250,982
Veritas Bermuda, Ltd.
Term Loan, 6.32%, (USD LIBOR + 4.50%), Maturing January 27, 2023(4)	2,665	2,575,186
Vero Parent, Inc.
Term Loan, 8.16%, (3 mo. USD LIBOR + 6.25%), Maturing August 16, 2024	2,591	2,493,555
Vungle, Inc.
Term Loan, 7.30%, (1 mo. USD LIBOR + 5.50%), Maturing September 30, 2026	4,539	4,498,912
Western Digital Corporation
Term Loan, 3.45%, (1 mo. USD LIBOR + 1.75%), Maturing April 29, 2023	1,966	1,978,684

		$106,089,836

Borrower/Tranche Description	Principal Amount* (000’s omitted)		Value
Equipment Leasing — 0.3%
Delos Finance S.a.r.l.
Term Loan, 3.69%, (3 mo. USD LIBOR + 1.75%), Maturing October 6, 2023		2,293	$2,304,166
Flying Fortress, Inc.
Term Loan, 3.69%, (3 mo. USD LIBOR + 1.75%), Maturing October 30, 2022		2,199	2,209,943
IBC Capital Limited
Term Loan, 5.65%, (3 mo. USD LIBOR + 3.75%), Maturing September 11, 2023		614	615,598

			$5,129,707

Financial Intermediaries — 1.5%
Apollo Commercial Real Estate Finance, Inc.
Term Loan, 4.49%, (1 mo. USD LIBOR + 2.75%), Maturing May 15, 2026		448	$449,989
Aretec Group, Inc.
Term Loan, 6.05%, (1 mo. USD LIBOR + 4.25%), Maturing October 1, 2025		2,386	2,362,570
Citco Funding, LLC
Term Loan, 4.30%, (1 mo. USD LIBOR + 2.50%), Maturing September 28, 2023		3,965	3,967,685
Claros Mortgage Trust, Inc.
Term Loan, 4.96%, (1 mo. USD LIBOR + 3.25%), Maturing August 9, 2026		798	803,985
Ditech Holding Corporation
Term Loan, 0.00%, Maturing June 30, 2022(6)		4,058	1,682,112
EIG Management Company, LLC
Term Loan, 5.55%, (1 mo. USD LIBOR + 3.75%), Maturing February 22, 2025		270	270,694
Evergood 4 ApS
Term Loan, 3.75%, (3 mo. EURIBOR + 3.75%), Maturing February 6, 2025	EUR	750	846,909
FinCo. I, LLC
Term Loan, 3.80%, (1 mo. USD LIBOR + 2.00%), Maturing December 27, 2022		955	961,868
Focus Financial Partners, LLC
Term Loan, 4.30%, (1 mo. USD LIBOR + 2.50%), Maturing July 3, 2024		3,015	3,039,442
Franklin Square Holdings L.P.
Term Loan, 4.06%, (1 mo. USD LIBOR + 2.25%), Maturing August 1, 2025		543	545,162
Greenhill & Co., Inc.
Term Loan, 4.99%, (1 mo. USD LIBOR + 3.25%), Maturing April 12, 2024		1,194	1,180,938
GreenSky Holdings, LLC
Term Loan, 5.06%, (1 mo. USD LIBOR + 3.25%), Maturing March 31, 2025		1,523	1,526,682
Guggenheim Partners, LLC
Term Loan, 4.55%, (1 mo. USD LIBOR + 2.75%), Maturing July 21, 2023		2,715	2,720,376
Harbourvest Partners, LLC
Term Loan, 3.99%, (1 mo. USD LIBOR + 2.25%), Maturing March 3, 2025		1,067	1,072,303
Nets Holding A/S
Term Loan, Maturing February 6, 2025(5)	EUR	1,000	1,118,808
Ocwen Loan Servicing, LLC
Term Loan, 6.80%, (1 mo. USD LIBOR + 5.00%), Maturing December 7, 2020		304	302,910
Starwood Property Trust, Inc.
Term Loan, 4.30%, (1 mo. USD LIBOR + 2.50%), Maturing July 27, 2026		524	527,936
StepStone Group L.P.
Term Loan, 5.84%, (2 mo. USD LIBOR + 4.00%), Maturing March 27, 2025		639	637,827
Victory Capital Holdings, Inc.
Term Loan, 5.35%, (3 mo. USD LIBOR + 3.25%), Maturing July 1, 2026		1,255	1,265,498
Virtus Investment Partners, Inc.
Term Loan, 3.94%, (1 mo. USD LIBOR + 2.25%), Maturing June 1, 2024		606	609,524

			$25,893,218

Borrower/Tranche Description	Principal Amount* (000’s omitted)		Value
Food Products — 1.8%
Alphabet Holding Company, Inc.
Term Loan, 5.30%, (1 mo. USD LIBOR + 3.50%), Maturing September 26, 2024		2,615	$2,527,653
Atkins Nutritionals Holdings II, Inc.
Term Loan, 5.73%, (3 mo. USD LIBOR + 3.75%), Maturing July 7, 2024		400	405,000
B&G Foods, Inc.
Term Loan, 4.30%, (1 mo. USD LIBOR + 2.50%), Maturing October 10, 2026		274	277,056
Badger Buyer Corp.
Term Loan, 5.30%, (1 mo. USD LIBOR + 3.50%), Maturing September 30, 2024		391	349,945
CHG PPC Parent, LLC
Term Loan, Maturing March 31, 2025(5)	EUR	2,000	2,261,628
Del Monte Foods, Inc.
Term Loan, 5.16%, (3 mo. USD LIBOR + 3.25%), Maturing February 18, 2021		3,729	3,330,087
Dole Food Company, Inc.
Term Loan, 4.53%, (1 mo. USD LIBOR + 2.75%), Maturing April 6, 2024		1,875	1,873,828
Froneri International PLC
Term Loan, 2.13%, (1 mo. EURIBOR + 2.13%), Maturing January 31, 2025	EUR	3,075	3,462,555
Hearthside Food Solutions, LLC
Term Loan, 5.49%, (1 mo. USD LIBOR + 3.69%), Maturing May 23, 2025		763	758,127
Term Loan, 5.80%, (1 mo. USD LIBOR + 4.00%), Maturing May 23, 2025		470	470,250
HLF Financing S.a.r.l.
Term Loan, 4.55%, (1 mo. USD LIBOR + 2.75%), Maturing August 18, 2025		1,086	1,092,360
Jacobs Douwe Egberts International B.V.
Term Loan, 2.25%, (3 mo. EURIBOR + 1.75%, Floor 0.50%), Maturing November 1, 2025	EUR	2,221	2,516,450
JBS USA Lux S.A.
Term Loan, 3.80%, (1 mo. USD LIBOR + 2.00%), Maturing May 1, 2026		4,739	4,778,542
Nomad Foods Europe Midco Limited
Term Loan, 2.75%, (1 mo. EURIBOR + 2.75%), Maturing May 15, 2024	EUR	3,000	3,401,554
Sunshine Investments B.V.
Term Loan, Maturing March 28, 2025(5)	GBP	750	998,572
Valeo F1 Company Limited (Ireland)
Term Loan, 3.75%, (3 mo. EURIBOR + 3.75%), Maturing August 27, 2024	EUR	1,000	1,103,472

			$29,607,079

Food Service — 0.4%
Aramark Services, Inc.
Term Loan, 3.55%, (1 mo. USD LIBOR + 1.75%), Maturing March 11, 2025		933	$937,763
IRB Holding Corp.
Term Loan, 5.22%, (3 mo. USD LIBOR + 3.25%), Maturing February 5, 2025		1,995	2,007,724
NPC International, Inc.
Term Loan, 5.43%, (3 mo. USD LIBOR + 3.50%), Maturing April 19, 2024		975	454,350
Restaurant Technologies, Inc.
Term Loan, 5.05%, (1 mo. USD LIBOR + 3.25%), Maturing October 1, 2025		223	224,421
US Foods, Inc.
Term Loan, 3.55%, (1 mo. USD LIBOR + 1.75%), Maturing June 27, 2023		859	863,405
Term Loan, 3.80%, (1 mo. USD LIBOR + 2.00%), Maturing September 13, 2026		1,721	1,730,170

			$6,217,833

Food/Drug Retailers — 0.3%
Albertsons, LLC
Term Loan, 4.55%, (1 mo. USD LIBOR + 2.75%), Maturing November 17, 2025		1,004	$1,014,168
Term Loan, 4.55%, (1 mo. USD LIBOR + 2.75%), Maturing August 17, 2026		2,312	2,336,805

Borrower/Tranche Description	Principal Amount* (000’s omitted)		Value
Allsup’s Convenience Stores, Inc.
Term Loan, 8.00%, (1 mo. USD LIBOR + 6.25%), Maturing November 18, 2024		650	$648,375
Diplomat Pharmacy, Inc.
Term Loan, 6.41%, (3 mo. USD LIBOR + 4.50%), Maturing December 20, 2024		495	482,696

			$4,482,044

Forest Products — 0.0%(7)
Clearwater Paper Corporation
Term Loan, 5.00%, (1 mo. USD LIBOR + 3.25%), Maturing July 26, 2026		350	$351,313

			$351,313

Health Care — 4.6%
Acadia Healthcare Company, Inc.
Term Loan, 4.30%, (1 mo. USD LIBOR + 2.50%), Maturing February 11, 2022		274	$275,205
ADMI Corp.
Term Loan, 4.55%, (1 mo. USD LIBOR + 2.75%), Maturing April 30, 2025		1,822	1,827,945
Alliance Healthcare Services, Inc.
Term Loan, 6.30%, (1 mo. USD LIBOR + 4.50%), Maturing October 24, 2023		831	760,594
Term Loan - Second Lien, 11.80%, (1 mo. USD LIBOR + 10.00%), Maturing April 24, 2024		525	448,875
athenahealth, Inc.
Term Loan, 6.40%, (3 mo. USD LIBOR + 4.50%), Maturing February 11, 2026		1,960	1,973,238
Athletico Management, LLC
Term Loan, 5.24%, (1 mo. USD LIBOR + 3.50%), Maturing October 31, 2025		569	570,673
Avantor, Inc.
Term Loan, 4.80%, (1 mo. USD LIBOR + 3.00%), Maturing November 21, 2024		1,170	1,177,553
BioClinica, Inc.
Term Loan, 6.06%, (1 mo. USD LIBOR + 4.25%), Maturing October 20, 2023		776	756,277
BW NHHC Holdco, Inc.
Term Loan, 6.91%, (3 mo. USD LIBOR + 5.00%), Maturing May 15, 2025		3,804	3,138,197
Carestream Dental Equipment, Inc.
Term Loan, 5.05%, (1 mo. USD LIBOR + 3.25%), Maturing September 1, 2024		266	259,839
Change Healthcare Holdings, LLC
Term Loan, 4.30%, (1 mo. USD LIBOR + 2.50%), Maturing March 1, 2024		5,821	5,849,895
CHG Healthcare Services, Inc.
Term Loan, 4.80%, (1 mo. USD LIBOR + 3.00%), Maturing June 7, 2023		3,717	3,745,943
CryoLife, Inc.
Term Loan, 5.19%, (3 mo. USD LIBOR + 3.25%), Maturing November 14, 2024		539	541,920
CTC AcquiCo GmbH
Term Loan, 2.50%, (3 mo. EURIBOR + 2.50%), Maturing March 7, 2025	EUR	903	1,006,480
Da Vinci Purchaser Corp.
Term Loan, Maturing December 3, 2026(5)		425	425,531
DaVita, Inc.
Term Loan, 4.05%, (1 mo. USD LIBOR + 2.25%), Maturing August 12, 2026		923	930,424
Elsan S.A.S.
Term Loan, Maturing October 31, 2024(5)	EUR	1,500	1,702,680
Ensemble RCM, LLC
Term Loan, 5.66%, (3 mo. USD LIBOR + 3.75%), Maturing August 3, 2026		524	527,943
Envision Healthcare Corporation
Term Loan, 5.55%, (1 mo. USD LIBOR + 3.75%), Maturing October 10, 2025		9,077	7,775,538
Gentiva Health Services, Inc.
Term Loan, 5.56%, (1 mo. USD LIBOR + 3.75%), Maturing July 2, 2025		2,521	2,537,878
GHX Ultimate Parent Corporation
Term Loan, 5.21%, (3 mo. USD LIBOR + 3.25%), Maturing June 28, 2024		953	954,874

Borrower/Tranche Description	Principal Amount* (000’s omitted)		Value
Greatbatch Ltd.
Term Loan, 4.22%, (1 mo. USD LIBOR + 2.50%), Maturing October 27, 2022		1,174	$1,176,710
Hanger, Inc.
Term Loan, 5.30%, (1 mo. USD LIBOR + 3.50%), Maturing March 6, 2025		1,130	1,135,877
Inovalon Holdings, Inc.
Term Loan, 5.25%, (1 mo. USD LIBOR + 3.50%), Maturing April 2, 2025		1,217	1,225,540
IQVIA, Inc.
Term Loan, 3.69%, (3 mo. USD LIBOR + 1.75%), Maturing March 7, 2024		1,503	1,510,688
Term Loan, 3.69%, (3 mo. USD LIBOR + 1.75%), Maturing January 17, 2025		1,491	1,498,606
Medical Solutions, LLC
Term Loan, 6.30%, (1 mo. USD LIBOR + 4.50%), Maturing June 14, 2024		1,232	1,230,150
Mehilainen Yhtiot Oy
Term Loan, Maturing August 11, 2025(5)	EUR	750	844,692
MPH Acquisition Holdings, LLC
Term Loan, 4.69%, (3 mo. USD LIBOR + 2.75%), Maturing June 7, 2023		9,123	9,024,581
National Mentor Holdings, Inc.
Term Loan, 5.80%, (1 mo. USD LIBOR + 4.00%), Maturing March 9, 2026		28	28,056
Term Loan, 5.80%, (1 mo. USD LIBOR + 4.00%), Maturing March 9, 2026		494	498,680
Navicure, Inc.
Term Loan, 5.80%, (1 mo. USD LIBOR + 4.00%), Maturing October 22, 2026		1,000	1,004,375
One Call Corporation
Term Loan, 7.16%, (3 mo. USD LIBOR + 5.25%), Maturing November 25, 2022		1,495	1,390,300
Ortho-Clinical Diagnostics S.A.
Term Loan, 5.31%, (3 mo. USD LIBOR + 3.25%), Maturing June 30, 2025		3,891	3,852,523
Parexel International Corporation
Term Loan, 4.55%, (1 mo. USD LIBOR + 2.75%), Maturing September 27, 2024		576	565,456
Phoenix Guarantor, Inc.
Term Loan, 6.21%, (1 mo. USD LIBOR + 4.50%), Maturing March 5, 2026		1,940	1,953,589
Radiology Partners Holdings, LLC
Term Loan, 6.66%, (USD LIBOR + 4.75%), Maturing July 9, 2025(4)		619	622,141
RadNet, Inc.
Term Loan, 5.51%, (3 mo. USD LIBOR + 3.50%), Maturing June 30, 2023		1,851	1,864,537
Select Medical Corporation
Term Loan, 4.58%, (3 mo. USD LIBOR + 2.50%), Maturing March 6, 2025		2,968	2,978,436
Sound Inpatient Physicians
Term Loan, 4.55%, (1 mo. USD LIBOR + 2.75%), Maturing June 27, 2025		493	495,168
Surgery Center Holdings, Inc.
Term Loan, 5.05%, (1 mo. USD LIBOR + 3.25%), Maturing September 2, 2024		1,075	1,073,368
Team Health Holdings, Inc.
Term Loan, 4.55%, (1 mo. USD LIBOR + 2.75%), Maturing February 6, 2024		2,358	1,918,655
Tecomet, Inc.
Term Loan, 4.99%, (1 mo. USD LIBOR + 3.25%), Maturing May 1, 2024		877	880,379
U.S. Anesthesia Partners, Inc.
Term Loan, 4.80%, (1 mo. USD LIBOR + 3.00%), Maturing June 23, 2024		1,688	1,680,599
Verscend Holding Corp.
Term Loan, 6.30%, (1 mo. USD LIBOR + 4.50%), Maturing August 27, 2025		1,580	1,592,838
Viant Medical Holdings, Inc.
Term Loan, 5.69%, (3 mo. USD LIBOR + 3.75%), Maturing July 2, 2025		494	485,315
Wink Holdco, Inc.
Term Loan, 4.80%, (1 mo. USD LIBOR + 3.00%), Maturing December 2, 2024		490	490,306

			$78,209,067

Borrower/Tranche Description	Principal Amount* (000’s omitted)		Value
Home Furnishings — 0.3%
Serta Simmons Bedding, LLC
Term Loan, 5.25%, (1 mo. USD LIBOR + 3.50%), Maturing November 8, 2023		8,684	$5,648,657

			$5,648,657

Industrial Equipment — 2.5%
AI Alpine AT Bidco GmbH
Term Loan, 4.60%, (2 mo. USD LIBOR + 2.75%), Maturing October 31, 2025		223	$219,409
Term Loan, Maturing October 31, 2025(5)	EUR	750	825,504
Altra Industrial Motion Corp.
Term Loan, 3.80%, (1 mo. USD LIBOR + 2.00%), Maturing October 1, 2025		710	713,698
Apex Tool Group, LLC
Term Loan, 7.30%, (1 mo. USD LIBOR + 5.50%), Maturing August 1, 2024		4,495	4,437,669
Carlisle Foodservice Products, Inc.
Term Loan, 4.80%, (1 mo. USD LIBOR + 3.00%), Maturing March 20, 2025		271	267,195
CPM Holdings, Inc.
Term Loan, 5.55%, (1 mo. USD LIBOR + 3.75%), Maturing November 17, 2025		322	319,873
Delachaux Group S.A.
Term Loan, 3.75%, (3 mo. EURIBOR + 3.75%), Maturing April 16, 2026	EUR	375	423,342
Term Loan, 6.50%, (3 mo. USD LIBOR + 4.50%), Maturing April 16, 2026		475	470,992
DexKo Global, Inc.
Term Loan, 3.75%, (3 mo. EURIBOR + 3.75%), Maturing July 24, 2024	EUR	322	355,318
Term Loan, 3.75%, (3 mo. EURIBOR + 3.75%), Maturing July 24, 2024	EUR	804	888,299
Term Loan, 5.30%, (1 mo. USD LIBOR + 3.50%), Maturing July 24, 2024		926	925,446
DXP Enterprises, Inc.
Term Loan, 6.54%, (1 mo. USD LIBOR + 4.75%), Maturing August 29, 2023		562	563,468
Dynacast International, LLC
Term Loan, 5.19%, (3 mo. USD LIBOR + 3.25%), Maturing January 28, 2022		1,442	1,406,054
Engineered Machinery Holdings, Inc.
Term Loan, 4.94%, (3 mo. USD LIBOR + 3.00%), Maturing July 19, 2024		1,593	1,581,220
Term Loan, 6.19%, (3 mo. USD LIBOR + 4.25%), Maturing July 19, 2024		322	322,286
EWT Holdings III Corp.
Term Loan, 4.80%, (1 mo. USD LIBOR + 3.00%), Maturing December 20, 2024		2,262	2,275,713
Filtration Group Corporation
Term Loan, 3.50%, (3 mo. EURIBOR + 3.50%), Maturing March 29, 2025	EUR	1,393	1,575,224
Gardner Denver, Inc.
Term Loan, 3.00%, (1 mo. EURIBOR + 3.00%), Maturing July 30, 2024	EUR	1,444	1,636,328
Gates Global, LLC
Term Loan, 3.00%, (3 mo. EURIBOR + 3.00%), Maturing April 1, 2024	EUR	973	1,091,888
Term Loan, 4.55%, (1 mo. USD LIBOR + 2.75%), Maturing April 1, 2024		4,946	4,958,316
Hayward Industries, Inc.
Term Loan, 5.30%, (1 mo. USD LIBOR + 3.50%), Maturing August 5, 2024		480	477,615
LTI Holdings, Inc.
Term Loan, 5.30%, (1 mo. USD LIBOR + 3.50%), Maturing September 6, 2025		3,469	3,143,838
Term Loan, 6.55%, (1 mo. USD LIBOR + 4.75%), Maturing July 24, 2026		200	183,041
Minimax Viking GmbH
Term Loan, Maturing July 31, 2025(5)	EUR	980	1,114,022
Pro Mach Group, Inc.
Term Loan, 4.54%, (1 mo. USD LIBOR + 2.75%), Maturing March 7, 2025		246	243,859
Quimper AB
Term Loan, 4.25%, (3 mo. EURIBOR + 4.25%), Maturing February 13, 2026	EUR	1,875	2,110,637

Borrower/Tranche Description	Principal Amount* (000’s omitted)		Value
Rexnord, LLC
Term Loan, 3.54%, (1 mo. USD LIBOR + 1.75%), Maturing August 21, 2024		2,677	$2,693,295
Robertshaw US Holding Corp.
Term Loan, 5.06%, (1 mo. USD LIBOR + 3.25%), Maturing February 28, 2025		1,032	943,937
Shape Technologies Group, Inc.
Term Loan, 4.93%, (3 mo. USD LIBOR + 3.00%), Maturing April 21, 2025		171	154,725
Thermon Industries, Inc.
Term Loan, 5.44%, (1 mo. USD LIBOR + 3.75%), Maturing October 24, 2024		286	287,586
Titan Acquisition Limited
Term Loan, 4.80%, (1 mo. USD LIBOR + 3.00%), Maturing March 28, 2025		3,119	3,073,426
Welbilt, Inc.
Term Loan, 4.30%, (1 mo. USD LIBOR + 2.50%), Maturing October 23, 2025		1,767	1,775,713

			$41,458,936

Insurance — 2.1%
Alliant Holdings Intermediate, LLC
Term Loan, 4.80%, (1 mo. USD LIBOR + 3.00%), Maturing May 9, 2025		2,736	$2,740,464
Term Loan, 4.99%, (1 mo. USD LIBOR + 3.25%), Maturing May 9, 2025		473	474,102
AmWINS Group, Inc.
Term Loan, 4.53%, (1 mo. USD LIBOR + 2.75%), Maturing January 25, 2024		4,855	4,899,383
Andromeda Investissements
Term Loan, Maturing June 30, 2026(5)	EUR	750	854,245
Asurion, LLC
Term Loan, 4.80%, (1 mo. USD LIBOR + 3.00%), Maturing August 4, 2022		4,674	4,707,426
Term Loan, 4.80%, (1 mo. USD LIBOR + 3.00%), Maturing November 3, 2023		2,678	2,697,374
Term Loan - Second Lien, 8.30%, (1 mo. USD LIBOR + 6.50%), Maturing August 4, 2025		2,750	2,790,563
Financiere CEP S.A.S.
Term Loan, 4.25%, (3 mo. EURIBOR + 4.25%), Maturing January 16, 2025	EUR	550	624,068
FrontDoor, Inc.
Term Loan, 4.31%, (1 mo. USD LIBOR + 2.50%), Maturing August 16, 2025		469	470,816
Hub International Limited
Term Loan, 4.69%, (3 mo. USD LIBOR + 2.75%), Maturing April 25, 2025		5,122	5,126,400
Term Loan, 5.90%, (3 mo. USD LIBOR + 4.00%), Maturing April 25, 2025		1,875	1,895,509
NFP Corp.
Term Loan, 4.80%, (1 mo. USD LIBOR + 3.00%), Maturing January 8, 2024		2,662	2,655,154
Sedgwick Claims Management Services, Inc.
Term Loan, 5.05%, (1 mo. USD LIBOR + 3.25%), Maturing December 31, 2025		1,262	1,265,090
USI, Inc.
Term Loan, 4.94%, (3 mo. USD LIBOR + 3.00%), Maturing May 16, 2024		3,177	3,180,449
Term Loan, 5.94%, (3 mo. USD LIBOR + 4.00%), Maturing December 2, 2026		1,425	1,432,125

			$35,813,168

Leisure Goods/Activities/Movies — 2.2%
AMC Entertainment Holdings, Inc.
Term Loan, 4.80%, (1 mo. USD LIBOR + 3.00%), Maturing April 22, 2026		1,861	$1,876,755
Amer Sports Oyj
Term Loan, 4.50%, (3 mo. EURIBOR + 4.50%), Maturing March 30, 2026	EUR	1,550	1,738,263
Ancestry.com Operations, Inc.
Term Loan, 6.05%, (1 mo. USD LIBOR + 4.25%), Maturing August 27, 2026		6,772	6,674,883
ClubCorp Holdings, Inc.
Term Loan, 4.69%, (3 mo. USD LIBOR + 2.75%), Maturing September 18, 2024		1,955	1,856,435

Borrower/Tranche Description	Principal Amount* (000’s omitted)		Value
Crown Finance US, Inc.
Term Loan, 2.38%, (1 mo. EURIBOR + 2.38%), Maturing February 28, 2025	EUR	292	$329,485
Term Loan, 4.30%, (1 mo. USD LIBOR + 2.50%), Maturing September 30, 2026		1,521	1,524,990
Delta 2 (LUX) S.a.r.l.
Term Loan, 4.30%, (1 mo. USD LIBOR + 2.50%), Maturing February 1, 2024		725	729,704
Emerald Expositions Holding, Inc.
Term Loan, 4.55%, (1 mo. USD LIBOR + 2.75%), Maturing May 22, 2024		1,198	1,144,083
Etraveli Holding AB
Term Loan, 4.25%, (3 mo. EURIBOR + 4.25%), Maturing August 2, 2024	EUR	950	1,072,719
Lindblad Expeditions, Inc.
Term Loan, 5.05%, (1 mo. USD LIBOR + 3.25%), Maturing March 27, 2025		466	471,025
Term Loan, 5.05%, (1 mo. USD LIBOR + 3.25%), Maturing March 27, 2025		1,865	1,884,098
Match Group, Inc.
Term Loan, 4.44%, (3 mo. USD LIBOR + 2.50%), Maturing November 16, 2022		974	975,825
Motion Finco S.a.r.l.
Term Loan, 0.50%, Maturing November 4, 2026(2)		70	70,568
Term Loan, 5.15%, (2 mo. USD LIBOR + 3.25%), Maturing November 13, 2026		530	536,932
Term Loan, Maturing November 13, 2026(5)	EUR	1,375	1,557,400
NASCAR Holdings, Inc.
Term Loan, 4.49%, (1 mo. USD LIBOR + 2.75%), Maturing October 19, 2026		733	741,770
Playtika Holding Corp.
Term Loan, 7.80%, (1 mo. USD LIBOR + 6.00%), Maturing December 10, 2024		3,500	3,543,750
SeaWorld Parks & Entertainment, Inc.
Term Loan, 4.80%, (1 mo. USD LIBOR + 3.00%), Maturing March 31, 2024		2,202	2,213,712
SRAM, LLC
Term Loan, 4.59%, (USD LIBOR + 2.75%), Maturing March 15, 2024(4)		1,153	1,163,284
Steinway Musical Instruments, Inc.
Term Loan, 5.49%, (1 mo. USD LIBOR + 3.75%), Maturing February 14, 2025		909	907,677
Travel Leaders Group, LLC
Term Loan, 5.79%, (1 mo. USD LIBOR + 4.00%), Maturing January 25, 2024		960	965,777
UFC Holdings, LLC
Term Loan, 5.05%, (1 mo. USD LIBOR + 3.25%), Maturing April 29, 2026		3,141	3,166,311
Vue International Bidco PLC
Term Loan, 4.75%, (3 mo. EURIBOR + 4.75%), Maturing July 3, 2026	EUR	1,081	1,222,915
Term Loan, Maturing July 3, 2026(5)	EUR	194	219,893

			$36,588,254

Lodging and Casinos — 1.7%
Aimbridge Acquisition Co., Inc.
Term Loan, 5.54%, (1 mo. USD LIBOR + 3.75%), Maturing February 2, 2026		273	$275,670
Aristocrat Technologies, Inc.
Term Loan, 3.72%, (3 mo. USD LIBOR + 1.75%), Maturing October 19, 2024		1,061	1,066,963
Azelis Finance S.A.
Term Loan, 4.00%, (6 mo. EURIBOR + 4.00%), Maturing November 7, 2025	EUR	1,925	2,170,518
Boyd Gaming Corporation
Term Loan, 3.85%, (1 week USD LIBOR + 2.25%), Maturing September 15, 2023		754	760,686
CityCenter Holdings, LLC
Term Loan, 4.05%, (1 mo. USD LIBOR + 2.25%), Maturing April 18, 2024		2,783	2,798,197
Eldorado Resorts, LLC
Term Loan, 4.05%, (1 mo. USD LIBOR + 2.25%), Maturing April 17, 2024		490	490,534

Borrower/Tranche Description	Principal Amount* (000’s omitted)		Value
ESH Hospitality, Inc.
Term Loan, 3.80%, (1 mo. USD LIBOR + 2.00%), Maturing September 18, 2026		1,206	$1,217,217
Four Seasons Hotels Limited
Term Loan, 3.80%, (1 mo. USD LIBOR + 2.00%), Maturing November 30, 2023		1,067	1,078,707
Golden Nugget, Inc.
Term Loan, 4.69%, (USD LIBOR + 2.75%), Maturing October 4, 2023(4)		4,309	4,329,841
GVC Holdings PLC
Term Loan, 2.50%, (6 mo. EURIBOR + 2.50%), Maturing March 29, 2024	EUR	1,850	2,090,708
Term Loan, 4.45%, (6 mo. USD LIBOR + 2.25%), Maturing March 29, 2024		1,154	1,162,134
Hanjin International Corp.
Term Loan, 4.30%, (1 mo. USD LIBOR + 2.50%), Maturing October 18, 2020		550	549,312
Playa Resorts Holding B.V.
Term Loan, 4.55%, (1 mo. USD LIBOR + 2.75%), Maturing April 29, 2024		2,662	2,659,948
Richmond UK Bidco Limited
Term Loan, Maturing March 3, 2024(5)	GBP	1,000	1,301,419
Stars Group Holdings B.V. (The)
Term Loan, 3.75%, (3 mo. EURIBOR + 3.75%), Maturing July 10, 2025	EUR	975	1,105,278
Term Loan, 5.44%, (3 mo. USD LIBOR + 3.50%), Maturing July 10, 2025		3,694	3,731,461
VICI Properties 1, LLC
Term Loan, 3.79%, (1 mo. USD LIBOR + 2.00%), Maturing December 20, 2024		2,315	2,328,115

			$29,116,708

Nonferrous Metals/Minerals — 0.2%
CD&R Hydra Buyer, Inc.
Term Loan, 7.50%, (0.00% cash, 7.50% PIK), Maturing August 15, 2021(3)(8)		154	$123,204
Murray Energy Corporation
DIP Loan, 13.00%, (1 mo. USD LIBOR + 11.00%, Floor 2.00%), Maturing July 31, 2020		631	645,816
Term Loan, 0.00%, Maturing October 17, 2022(6)		2,267	502,584
Noranda Aluminum Acquisition Corporation
Term Loan, 0.00%, Maturing February 28, 2020(6)		452	27,110
Oxbow Carbon, LLC
Term Loan, 5.55%, (1 mo. USD LIBOR + 3.75%), Maturing January 4, 2023		630	631,575
Rain Carbon GmbH
Term Loan, 3.00%, (6 mo. EURIBOR + 3.00%), Maturing January 16, 2025	EUR	1,025	1,092,255

			$3,022,544

Oil and Gas — 1.2%
Ameriforge Group, Inc.
Term Loan, 8.94%, (3 mo. USD LIBOR + 7.00%), Maturing June 8, 2022		737	$735,498
Apergy Corporation
Term Loan, 4.42%, (1 mo. USD LIBOR + 2.50%), Maturing May 9, 2025		239	240,256
Blackstone CQP Holdco L.P.
Term Loan, 5.41%, (3 mo. USD LIBOR + 3.50%), Maturing September 30, 2024		1,020	1,027,046
Buckeye Partners L.P.
Term Loan, 4.44%, (1 mo. USD LIBOR + 2.75%), Maturing November 1, 2026		2,775	2,802,173
Centurion Pipeline Company, LLC
Term Loan, 5.05%, (1 mo. USD LIBOR + 3.25%), Maturing September 29, 2025		272	272,590
CITGO Holding, Inc.
Term Loan, 8.80%, (1 mo. USD LIBOR + 7.00%), Maturing August 1, 2023		249	254,674

Borrower/Tranche Description	Principal Amount* (000’s omitted)		Value
CITGO Petroleum Corporation
Term Loan, 6.44%, (3 mo. USD LIBOR + 4.50%), Maturing July 29, 2021		1,714	$1,723,043
Term Loan, 6.94%, (3 mo. USD LIBOR + 5.00%), Maturing March 28, 2024		2,531	2,546,693
Delek US Holdings, Inc.
Term Loan, 4.05%, (1 mo. USD LIBOR + 2.25%), Maturing March 31, 2025		1,389	1,389,189
Fieldwood Energy, LLC
Term Loan, 7.18%, (3 mo. USD LIBOR + 5.25%), Maturing April 11, 2022		2,771	2,329,895
Matador Bidco S.a.r.l.
Term Loan, 6.55%, (1 mo. USD LIBOR + 4.75%), Maturing June 12, 2026		1,650	1,657,735
McDermott Technology Americas, Inc.
Term Loan, 7.56%, (USD LIBOR + 10.00%), Maturing October 21, 2021(2)(4)		750	767,812
Term Loan, 6.94%, (3 mo. USD LIBOR + 5.00%), Maturing May 9, 2025		1,302	765,899
Prairie ECI Acquiror L.P.
Term Loan, 6.69%, (3 mo. USD LIBOR + 4.75%), Maturing March 11, 2026		878	872,839
PSC Industrial Holdings Corp.
Term Loan, 5.49%, (1 mo. USD LIBOR + 3.75%), Maturing October 11, 2024		784	780,080
Sheridan Investment Partners II L.P.
DIP Loan, 8.76%, (1 mo. USD LIBOR + 7.00%), Maturing March 19, 2020		107	106,934
DIP Loan, 8.76%, (1 mo. USD LIBOR + 7.00%), Maturing March 19, 2020		107	106,934
Term Loan, 0.00%, Maturing December 16, 2020(6)		41	12,019
Term Loan, 0.00%, Maturing December 16, 2020(6)		109	32,228
Term Loan, 0.00%, Maturing December 16, 2020(6)		785	231,675
Sheridan Production Partners I, LLC
Term Loan, 0.00%, Maturing January 17, 2020(6)		108	63,932
Term Loan, 0.00%, Maturing January 17, 2020(6)		177	104,669
Term Loan, 0.00%, Maturing January 17, 2020(6)		1,339	789,902
UGI Energy Services, LLC
Term Loan, 5.55%, (1 mo. USD LIBOR + 3.75%), Maturing August 13, 2026		1,070	1,076,310

			$20,690,025

Publishing — 0.5%
Ascend Learning, LLC
Term Loan, 4.80%, (1 mo. USD LIBOR + 3.00%), Maturing July 12, 2024		1,197	$1,205,919
Axel Springer SE
Term Loan, Maturing October 30, 2026(5)	EUR	1,000	1,123,102
Getty Images, Inc.
Term Loan, 6.31%, (1 mo. USD LIBOR + 4.50%), Maturing February 19, 2026		1,089	1,093,764
Harland Clarke Holdings Corp.
Term Loan, 6.69%, (3 mo. USD LIBOR + 4.75%), Maturing November 3, 2023		357	278,875
LSC Communications, Inc.
Term Loan, 7.12%, (1 week USD LIBOR + 5.50%), Maturing September 30, 2022		843	543,514
ProQuest, LLC
Term Loan, 5.30%, (1 mo. USD LIBOR + 3.50%), Maturing October 23, 2026		1,600	1,603,000
Terrier Media Buyer, Inc.
Term Loan, 6.15%, (3 mo. USD LIBOR + 4.25%), Maturing December 17, 2026		1,875	1,896,094
Tweddle Group, Inc.
Term Loan, 6.30%, (1 mo. USD LIBOR + 4.50%), Maturing September 17, 2023		602	558,001

			$8,302,269

Borrower/Tranche Description	Principal Amount* (000’s omitted)	Value
Radio and Television — 1.2%
Cumulus Media New Holdings, Inc.
Term Loan, 5.55%, (1 mo. USD LIBOR + 3.75%), Maturing March 31, 2026	474	$479,538
Diamond Sports Group, LLC
Term Loan, 5.03%, (1 mo. USD LIBOR + 3.25%), Maturing August 24, 2026	3,092	3,092,250
Entercom Media Corp.
Term Loan, 4.30%, (1 mo. USD LIBOR + 2.50%), Maturing November 18, 2024	1,021	1,031,288
Entravision Communications Corporation
Term Loan, 4.55%, (1 mo. USD LIBOR + 2.75%), Maturing November 29, 2024	855	832,730
Gray Television, Inc.
Term Loan, 3.95%, (1 mo. USD LIBOR + 2.25%), Maturing February 7, 2024	278	279,266
Term Loan, 4.20%, (1 mo. USD LIBOR + 2.50%), Maturing January 2, 2026	637	641,295
Hubbard Radio, LLC
Term Loan, 5.30%, (1 mo. USD LIBOR + 3.50%), Maturing March 28, 2025	814	814,983
iHeartCommunications, Inc.
Term Loan, 5.69%, (1 mo. USD LIBOR + 4.00%), Maturing May 1, 2026	506	511,092
Mission Broadcasting, Inc.
Term Loan, 3.94%, (1 mo. USD LIBOR + 2.25%), Maturing January 17, 2024	35	35,573
Nexstar Broadcasting, Inc.
Term Loan, 4.05%, (1 mo. USD LIBOR + 2.25%), Maturing January 17, 2024	178	179,026
Term Loan, 4.45%, (1 mo. USD LIBOR + 2.75%), Maturing September 18, 2026	525	528,500
Sinclair Television Group, Inc.
Term Loan, 4.05%, (1 mo. USD LIBOR + 2.25%), Maturing January 3, 2024	490	491,202
Term Loan, 4.24%, (1 mo. USD LIBOR + 2.50%), Maturing September 30, 2026	648	651,516
Townsquare Media, Inc.
Term Loan, 4.80%, (1 mo. USD LIBOR + 3.00%), Maturing April 1, 2022	2,276	2,287,206
Univision Communications, Inc.
Term Loan, 4.55%, (1 mo. USD LIBOR + 2.75%), Maturing March 15, 2024	7,656	7,572,254

		$19,427,719

Retailers (Except Food and Drug) — 1.3%
Apro, LLC
Term Loan, 2.00%, Maturing November 14, 2026(2)	150	$151,312
Term Loan, 5.84%, (2 mo. USD LIBOR + 4.00%), Maturing November 14, 2026	525	529,594
Ascena Retail Group, Inc.
Term Loan, 6.31%, (1 mo. USD LIBOR + 4.50%), Maturing August 21, 2022	3,226	2,213,160
Bass Pro Group, LLC
Term Loan, 6.80%, (1 mo. USD LIBOR + 5.00%), Maturing September 25, 2024	1,515	1,511,716
BJ’s Wholesale Club, Inc.
Term Loan, 4.49%, (1 mo. USD LIBOR + 2.75%), Maturing February 3, 2024	914	921,542
Coinamatic Canada, Inc.
Term Loan, 5.05%, (1 mo. USD LIBOR + 3.25%), Maturing May 14, 2022	53	52,304
David’s Bridal, Inc.
Term Loan, 4.10%, (3 mo. USD LIBOR + 2.00%), Maturing October 3, 2020	5	5,409
Term Loan, 7.92%, (3 mo. USD LIBOR + 6.00%), Maturing June 30, 2023	568	551,834
Global Appliance, Inc.
Term Loan, 5.80%, (1 mo. USD LIBOR + 4.00%), Maturing September 29, 2024	1,045	1,044,812
Hoya Midco, LLC
Term Loan, 5.30%, (1 mo. USD LIBOR + 3.50%), Maturing June 30, 2024	2,097	2,092,152
J. Crew Group, Inc.
Term Loan, 4.87%, (USD LIBOR + 3.00%), Maturing March 5, 2021(3)(4)	3,708	3,026,158

Borrower/Tranche Description	Principal Amount* (000’s omitted)		Value
LSF9 Atlantis Holdings, LLC
Term Loan, 7.74%, (1 mo. USD LIBOR + 6.00%), Maturing May 1, 2023		1,078	$1,001,982
PetSmart, Inc.
Term Loan, 5.74%, (1 mo. USD LIBOR + 4.00%), Maturing March 11, 2022		6,888	6,830,319
PFS Holding Corporation
Term Loan, 5.41%, (3 mo. USD LIBOR + 3.50%), Maturing January 31, 2021		2,213	851,914
Pier 1 Imports (U.S.), Inc.
Term Loan, 5.44%, (3 mo. USD LIBOR + 3.50%), Maturing April 30, 2021		638	172,226
Radio Systems Corporation
Term Loan, 4.55%, (1 mo. USD LIBOR + 2.75%), Maturing May 2, 2024		463	459,073

			$21,415,507

Steel — 0.6%
Atkore International, Inc.
Term Loan, 4.70%, (3 mo. USD LIBOR + 2.75%), Maturing December 22, 2023		394	$396,012
GrafTech Finance, Inc.
Term Loan, 5.30%, (1 mo. USD LIBOR + 3.50%), Maturing February 12, 2025		6,479	6,470,559
Neenah Foundry Company
Term Loan, 8.35%, (2 mo. USD LIBOR + 6.50%), Maturing December 13, 2022		758	742,536
Phoenix Services International, LLC
Term Loan, 5.49%, (1 mo. USD LIBOR + 3.75%), Maturing March 1, 2025		884	837,827
Zekelman Industries, Inc.
Term Loan, 4.04%, (1 mo. USD LIBOR + 2.25%), Maturing June 14, 2021		1,283	1,286,624

			$9,733,558

Surface Transport — 0.3%
1199169 B.C. Unlimited Liability Company
Term Loan, 5.94%, (3 mo. USD LIBOR + 4.00%), Maturing April 6, 2026		296	$299,107
Agro Merchants NAI Holdings, LLC
Term Loan, 5.69%, (3 mo. USD LIBOR + 3.75%), Maturing December 6, 2024		392	388,300
Hertz Corporation (The)
Term Loan, 4.55%, (1 mo. USD LIBOR + 2.75%), Maturing June 30, 2023		1,202	1,208,823
Kenan Advantage Group, Inc.
Term Loan, 4.80%, (1 mo. USD LIBOR + 3.00%), Maturing July 31, 2022		128	127,623
Term Loan, 4.80%, (1 mo. USD LIBOR + 3.00%), Maturing July 31, 2022		422	419,678
PODS, LLC
Term Loan, 4.49%, (1 mo. USD LIBOR + 2.75%), Maturing December 6, 2024		660	664,043
Stena International S.a.r.l.
Term Loan, 4.94%, (3 mo. USD LIBOR + 3.00%), Maturing March 3, 2021		1,979	1,964,406
XPO Logistics, Inc.
Term Loan, 3.80%, (1 mo. USD LIBOR + 2.00%), Maturing February 24, 2025		650	653,521

			$5,725,501

Telecommunications — 1.8%
CenturyLink, Inc.
Term Loan, 4.55%, (1 mo. USD LIBOR + 2.75%), Maturing January 31, 2025		5,586	$5,615,483
Colorado Buyer, Inc.
Term Loan, 4.74%, (1 mo. USD LIBOR + 3.00%), Maturing May 1, 2024		929	824,928
Digicel International Finance Limited
Term Loan, 5.34%, (6 mo. USD LIBOR + 3.25%), Maturing May 28, 2024		4,975	4,471,671
eircom Holdings (Ireland) Limited
Term Loan, 3.25%, (1 mo. EURIBOR + 3.25%), Maturing May 15, 2026	EUR	1,786	2,018,628

Borrower/Tranche Description	Principal Amount* (000’s omitted)		Value
Gamma Infrastructure III B.V.
Term Loan, 3.50%, (6 mo. EURIBOR + 3.50%), Maturing January 9, 2025	EUR	1,700	$1,900,334
Global Eagle Entertainment, Inc.
Term Loan, 9.71%, (USD LIBOR + 7.50%), Maturing January 6, 2023(4)		2,179	1,977,158
Intelsat Jackson Holdings S.A.
Term Loan, 6.43%, (6 mo. USD LIBOR + 4.50%), Maturing January 2, 2024		1,500	1,516,407
IPC Corp.
Term Loan, 6.43%, (3 mo. USD LIBOR + 4.50%), Maturing August 6, 2021		1,088	919,222
Level 3 Financing, Inc.
Term Loan, 3.55%, (1 mo. USD LIBOR + 1.75%), Maturing March 1, 2027		472	475,112
Matterhorn Telecom S.A.
Term Loan, 3.50%, (3 mo. EURIBOR + 3.50%), Maturing September 30, 2026	EUR	1,975	2,235,608
Onvoy, LLC
Term Loan, 6.30%, (1 mo. USD LIBOR + 4.50%), Maturing February 10, 2024		827	750,162
Plantronics, Inc.
Term Loan, 4.30%, (1 mo. USD LIBOR + 2.50%), Maturing July 2, 2025		1,304	1,278,134
Sprint Communications, Inc.
Term Loan, 4.31%, (1 mo. USD LIBOR + 2.50%), Maturing February 2, 2024		4,012	3,985,211
Term Loan, 4.81%, (1 mo. USD LIBOR + 3.00%), Maturing February 2, 2024		792	791,000
Syniverse Holdings, Inc.
Term Loan, 6.85%, (2 mo. USD LIBOR + 5.00%), Maturing March 9, 2023		1,056	984,015
Telesat Canada
Term Loan, 4.63%, (3 mo. USD LIBOR + 2.75%), Maturing December 7, 2026		1,400	1,410,500

			$31,153,573

Utilities — 1.0%
Brookfield WEC Holdings, Inc.
Term Loan, 5.30%, (1 mo. USD LIBOR + 3.50%), Maturing August 1, 2025		2,351	$2,369,865
Calpine Construction Finance Company L.P.
Term Loan, 4.30%, (1 mo. USD LIBOR + 2.50%), Maturing January 15, 2025		2,750	2,765,347
Calpine Corporation
Term Loan, 4.20%, (3 mo. USD LIBOR + 2.25%), Maturing January 15, 2024		3,605	3,629,910
Term Loan, 4.20%, (3 mo. USD LIBOR + 2.25%), Maturing April 5, 2026		920	926,949
Granite Acquisition, Inc.
Term Loan, 5.44%, (3 mo. USD LIBOR + 3.50%), Maturing December 19, 2021		3,107	3,124,262
Lightstone Holdco, LLC
Term Loan, 5.55%, (1 mo. USD LIBOR + 3.75%), Maturing January 30, 2024		59	54,326
Term Loan, 5.55%, (1 mo. USD LIBOR + 3.75%), Maturing January 30, 2024		1,045	963,195
Longview Power, LLC
Term Loan, 7.93%, (3 mo. USD LIBOR + 6.00%), Maturing April 13, 2021		334	182,793
Talen Energy Supply, LLC
Term Loan, 5.55%, (1 mo. USD LIBOR + 3.75%), Maturing July 8, 2026		773	775,942
USIC Holdings, Inc.
Term Loan, 5.05%, (1 mo. USD LIBOR + 3.25%), Maturing December 8, 2023		197	195,834
Vistra Operations Company, LLC
Term Loan, 3.54%, (1 mo. USD LIBOR + 1.75%), Maturing December 31, 2025		1,043	1,050,808

			$16,039,231

Total Senior Floating-Rate Loans (identified cost $809,622,548)			$789,610,921

Corporate Bonds & Notes — 48.1%

Security	Principal Amount* (000’s omitted)		Value
Aerospace and Defense — 1.7%
Bombardier, Inc.
6.00%, 10/15/22(9)		4,999	$5,009,998
6.125%, 1/15/23(9)		1,286	1,321,474
7.875%, 4/15/27(9)		1,313	1,354,064
Booz Allen Hamilton, Inc.
5.125%, 5/1/25(9)		695	716,138
BWX Technologies, Inc.
5.375%, 7/15/26(9)		1,305	1,387,016
F-Brasile SpA/F-Brasile US, LLC
7.375%, 8/15/26(9)		527	558,620
Lockheed Martin Corp.
3.55%, 1/15/26		960	1,029,738
Moog, Inc.
4.25%, 12/15/27(9)		507	517,191
Northrop Grumman Corp.
2.93%, 1/15/25		770	793,780
TransDigm UK Holdings PLC
6.875%, 5/15/26		725	774,189
TransDigm, Inc.
6.50%, 7/15/24		7,535	7,786,933
6.50%, 5/15/25		185	192,786
6.25%, 3/15/26(9)		2,408	2,611,438
7.50%, 3/15/27		1,862	2,040,100
5.50%, 11/15/27(9)		2,052	2,078,840

			$28,172,305

Air Transport — 0.1%
Azul Investments LLP
5.875%, 10/26/24(9)		1,030	$1,071,123

			$1,071,123

Automotive — 1.0%
Adient Global Holdings, Ltd.
3.50%, 8/15/24(10)	EUR	150	$160,015
Fiat Chrysler Finance Europe SA
4.75%, 3/22/21(10)	EUR	325	386,093
Garrett LX I S.a.r.l./Garrett Borrowing, LLC
5.125%, 10/15/26(10)	EUR	200	227,999
General Motors Co.
5.00%, 4/1/35		1,495	1,544,950
Gestamp Funding Luxembourg SA
3.50%, 5/15/23(10)	EUR	300	344,072
GKN Holdings, Ltd.
4.625%, 5/12/32(10)	GBP	120	164,809
IAA, Inc.
5.50%, 6/15/27(9)		537	571,556
Jaguar Land Rover Automotive PLC
6.875%, 11/15/26(10)	EUR	100	118,241

Security	Principal Amount* (000’s omitted)		Value
Lithia Motors, Inc.
4.625%, 12/15/27(9)		514	$529,605
Navistar International Corp.
6.625%, 11/1/25(9)		2,914	2,974,713
Panther BF Aggregator 2 L.P./Panther Finance Co., Inc.
4.375%, 5/15/26(10)	EUR	300	354,095
6.25%, 5/15/26(9)		1,671	1,803,634
8.50%, 5/15/27(9)		6,311	6,717,113
RAC Bond Co. PLC
5.00%, 11/6/22(10)	GBP	250	298,026
ZF North America Capital, Inc.
4.50%, 4/29/22(9)		392	404,082

			$16,599,003

Banks and Thrifts — 0.7%
Banco Comercial Portugues SA
4.50% to 12/7/22, 12/7/27(10)(11)	EUR	500	$590,770
Banco Mercantil del Norte SA/Grand Cayman
5.75% to 10/4/26, 10/4/31(9)(11)		1,160	1,202,465
Bank of Montreal
3.803% to 12/15/27, 12/15/32(11)		1,325	1,383,101
BBVA Bancomer SA
5.125% to 1/18/28, 1/18/33(9)(11)		1,515	1,532,097
Commonwealth Bank of Australia
3.61% to 9/12/29, 9/12/34(9)(11)		1,500	1,508,569
First Midwest Bancorp, Inc.
5.875%, 9/29/26		1,000	1,115,106
Flagstar Bancorp, Inc.
6.125%, 7/15/21		650	678,955
HSBC Holdings PLC
5.25%, 3/14/44		665	839,903
Nationwide Building Society
4.125% to 10/18/27, 10/18/32(9)(11)		1,280	1,332,412
Wells Fargo & Co.
3.584% to 5/22/27, 5/22/28(11)		1,500	1,594,138

			$11,777,516

Beverage and Tobacco — 0.1%
Anheuser-Busch InBev Finance, Inc.
4.625%, 2/1/44		860	$974,274

			$974,274

Brokerage/Securities Dealers/Investment Houses — 0.1%
Alliance Data Systems Corp.
4.75%, 12/15/24(9)		1,071	$1,071,000
Intrum AB
3.125%, 7/15/24(10)	EUR	400	459,381
3.50%, 7/15/26(10)	EUR	200	230,145
Neuberger Berman Group, LLC/Neuberger Berman Finance Corp.
4.875%, 4/15/45(9)		688	706,866

			$2,467,392

Security	Principal Amount* (000’s omitted)		Value
Building and Development — 1.5%
ADLER Real Estate AG
1.875%, 4/27/23(10)	EUR	300	$344,156
Advanced Drainage Systems, Inc.
5.00%, 9/30/27(9)		258	266,797
AT Securities B.V.
5.25% to 7/21/23(10)(11)(12)		500	523,075
Brookfield Property REIT, Inc./BPR Cumulus, LLC/BPR Nimbus, LLC/GGSI Sellco, LLC
5.75%, 5/15/26(9)		1,592	1,682,543
Builders FirstSource, Inc.
5.625%, 9/1/24(9)		1,125	1,172,346
6.75%, 6/1/27(9)		422	463,819
Core & Main Holdings, L.P.
8.625%, (8.625% cash or 9.375% PIK), 9/15/24(9)(13)		1,191	1,242,112
CyrusOne, L.P./CyrusOne Finance Corp.
3.45%, 11/15/29		562	564,580
Five Point Operating Co., L.P./Five Point Capital Corp.
7.875%, 11/15/25(9)		1,213	1,224,887
Greystar Real Estate Partners, LLC
5.75%, 12/1/25(9)		1,731	1,800,223
Hillman Group, Inc. (The)
6.375%, 7/15/22(9)		2,695	2,513,928
LSF9 Balta Issuer S.a.r.l.
7.75%, 9/15/22(10)	EUR	122	130,699
Masonite International Corp.
5.375%, 2/1/28(9)		570	603,117
MDC Holdings, Inc.
6.00%, 1/15/43		982	1,023,023
Miller Homes Group Holdings PLC
5.50%, 10/15/24(10)	GBP	100	137,936
Owens Corning
3.95%, 8/15/29		777	809,267
PulteGroup, Inc.
6.00%, 2/15/35		446	499,563
Reliance Intermediate Holdings, L.P.
6.50%, 4/1/23(9)		4,610	4,738,688
Standard Industries, Inc.
5.50%, 2/15/23(9)		140	142,624
6.00%, 10/15/25(9)		2,330	2,455,214
2.25%, 11/21/26(10)	EUR	250	289,635
Taylor Morrison Communities, Inc.
5.875%, 6/15/27(9)		808	890,677
5.75%, 1/15/28(9)		1,062	1,160,604
TRI Pointe Group, Inc./TRI Pointe Homes, Inc.
5.875%, 6/15/24		280	305,316

			$24,984,829

Business Equipment and Services — 0.9%
Allied Universal Holdco, LLC
6.625%, 7/15/26(9)		580	$624,413
Arena Luxembourg Finance S.a.r.l.
2.75%, (3 mo. EURIBOR + 2.75%), 11/1/23(10)(14)	EUR	500	566,135

Security	Principal Amount* (000’s omitted)		Value
EC Finance PLC
2.375%, 11/15/22(10)	EUR	500	$569,122
EIG Investors Corp.
10.875%, 2/1/24		3,810	3,811,581
KAR Auction Services, Inc.
5.125%, 6/1/25(9)		2,833	2,952,227
Prime Security Services Borrower, LLC/Prime Finance, Inc.
9.25%, 5/15/23(9)		1,024	1,075,840
ServiceMaster Co., LLC (The)
7.45%, 8/15/27		4,075	4,616,354
West Corp.
8.50%, 10/15/25(9)		1,286	1,032,015

			$15,247,687

Cable and Satellite Television — 2.6%
Altice France S.A.
7.375%, 5/1/26(9)		965	$1,037,848
8.125%, 2/1/27(9)		4,904	5,532,202
3.375%, 1/15/28(10)	EUR	124	143,704
5.50%, 1/15/28(9)		1,560	1,605,864
Cablevision Systems Corp.
5.875%, 9/15/22		1,085	1,171,019
CCO Holdings, LLC/CCO Holdings Capital Corp.
5.25%, 9/30/22		707	716,212
5.75%, 1/15/24		297	303,063
5.875%, 4/1/24(9)		230	238,242
5.375%, 5/1/25(9)		3,605	3,729,679
5.75%, 2/15/26(9)		1,885	1,992,200
5.00%, 2/1/28(9)		1,755	1,844,803
5.375%, 6/1/29(9)		595	636,263
4.75%, 3/1/30(9)		1,789	1,828,143
Charter Communications Operating, LLC/Charter Communications Operating Capital
4.80%, 3/1/50		475	499,991
Comcast Corp.
3.999%, 11/1/49		780	867,719
CSC Holdings, LLC
6.75%, 11/15/21		2,780	2,998,230
5.25%, 6/1/24		355	383,253
10.875%, 10/15/25(9)		2,816	3,152,160
5.50%, 5/15/26(9)		2,000	2,122,125
7.50%, 4/1/28(9)		619	700,908
6.50%, 2/1/29(9)		543	606,463
5.75%, 1/15/30(9)		2,838	3,033,113
DISH DBS Corp.
6.75%, 6/1/21		410	431,783
5.875%, 7/15/22		2,395	2,542,963
5.875%, 11/15/24		530	542,699
7.75%, 7/1/26		333	353,393
TEGNA, Inc.
5.00%, 9/15/29(9)		1,012	1,030,975
UPC Holding B.V.
5.50%, 1/15/28(9)		593	602,251

Security	Principal Amount* (000’s omitted)		Value
Ziggo B.V.
4.25%, 1/15/27(10)	EUR	575	$696,939
5.50%, 1/15/27(9)		1,432	1,524,149
4.875%, 1/15/30(9)		272	281,420
Ziggo Bond Co., B.V.
6.00%, 1/15/27(9)		745	787,705

			$43,937,481

Chemicals and Plastics — 0.6%
Alpek SAB de CV
4.25%, 9/18/29(9)		310	$316,743
Braskem Netherlands Finance BV
5.875%, 1/31/50(9)		700	696,325
Hexion, Inc.
7.875%, 7/15/27(9)		488	508,728
Huntsman International, LLC
4.50%, 5/1/29		500	531,055
Nufarm Australia, Ltd./Nufarm Americas, Inc.
5.75%, 4/30/26(9)		1,296	1,280,250
SPCM S.A.
4.875%, 9/15/25(9)		1,356	1,413,616
Univar Solutions USA, Inc.
5.125%, 12/1/27(9)		360	376,427
Valvoline, Inc.
5.50%, 7/15/24		375	390,156
Venator Finance S.a.r.l./Venator Materials, LLC
5.75%, 7/15/25(9)		424	392,200
W.R. Grace & Co.
5.125%, 10/1/21(9)		2,170	2,266,413
5.625%, 10/1/24(9)		490	542,878
Westlake Chemical Corp.
5.00%, 8/15/46		710	760,008

			$9,474,799

Clothing/Textiles — 0.3%
PrestigeBidCo GmbH
6.25%, 12/15/23(10)	EUR	265	$309,144
PVH Corp.
7.75%, 11/15/23		3,740	4,397,922
William Carter Co. (The)
5.625%, 3/15/27(9)		811	873,709

			$5,580,775

Commercial Services — 0.2%
Ellaktor Value PLC
6.375%, 12/15/24(10)	EUR	535	$622,332
GW B-CR Security Corp.
9.50%, 11/1/27(9)		1,375	1,470,356
Intertrust Group B.V.
3.375%, 11/15/25(10)	EUR	340	401,427
IPD 3 B.V.
4.50%, 7/15/22(10)	EUR	475	545,222

Security	Principal Amount* (000’s omitted)		Value
Korn Ferry
4.625%, 12/15/27(9)		355	$357,663
Nexi SpA
1.75%, 10/31/24(10)	EUR	200	231,125
Sisal Pay SpA
3.875%, (3 mo. EURIBOR + 3.875%), 12/17/26(10)(14)	EUR	110	124,929
Verisure Holding AB
3.50%, 5/15/23(10)	EUR	140	162,326
Verisure Midholding AB
5.75%, 12/1/23(10)	EUR	200	231,844

			$4,147,224

Computers — 0.2%
Apple, Inc.
3.75%, 11/13/47		500	$554,322
DXC Technology Co.
4.75%, 4/15/27		1,000	1,076,773
Seagate HDD Cayman
5.75%, 12/1/34		995	1,043,188

			$2,674,283

Conglomerates — 0.3%
Spectrum Brands, Inc.
5.75%, 7/15/25		3,470	$3,630,522
5.00%, 10/1/29(9)		406	420,351
TMS International Holding Corp.
7.25%, 8/15/25(9)		907	822,726

			$4,873,599

Consumer Products — 0.1%
Central Garden & Pet Co.
6.125%, 11/15/23		575	$595,364
5.125%, 2/1/28		285	295,786

			$891,150

Containers and Glass Products — 0.6%
Ardagh Packaging Finance PLC/Ardagh Holdings USA, Inc.
4.25%, 9/15/22(9)		375	$380,472
2.75%, 3/15/24(10)	EUR	500	572,880
5.25%, 8/15/27(9)		1,661	1,751,309
Ball Corp.
4.375%, 12/15/20		2,375	2,430,195
Berry Global, Inc.
6.00%, 10/15/22		485	495,458
Crown Americas, LLC/Crown Americas Capital Corp. V
4.25%, 9/30/26		660	694,054
Crown Americas, LLC/Crown Americas Capital Corp. VI
4.75%, 2/1/26		750	794,323
Owens-Brockway Glass Container, Inc.
5.875%, 8/15/23(9)		97	103,750
Reynolds Group Issuer, Inc./Reynolds Group Issuer, LLC
5.75%, 10/15/20		242	242,883
5.125%, 7/15/23(9)		1,015	1,041,223
7.00%, 7/15/24 (9)		1,426	1,476,801

Security	Principal Amount* (000’s omitted)		Value
Smurfit Kappa Acquisitions ULC
2.375%, 2/1/24(10)	EUR	200	$241,485
2.875%, 1/15/26(10)	EUR	100	123,662

			$10,348,495

Cosmetics/Toiletries — 0.0%(7)
Prestige Brands, Inc.
5.125%, 1/15/28(9)		357	$374,850

			$374,850

Distribution & Wholesale — 0.1%
LKQ Italia Bondco SpA
3.875%, 4/1/24(10)	EUR	200	$252,943
Parts Europe SA
4.375%, (3 mo. EURIBOR + 4.375%), 5/1/22(10)(14)	EUR	447	505,272
Performance Food Group, Inc.
5.50%, 10/15/27(9)		935	1,001,642
Travis Perkins PLC
4.50%, 9/7/23(10)	GBP	175	244,988

			$2,004,845

Diversified Financial Services — 1.0%
Arrow Global Finance PLC
2.875%, (3 mo. EURIBOR + 2.875%), 4/1/25(10)(14)	EUR	250	$278,794
Barclays PLC
5.088% to 6/20/29, 6/20/30(11)		2,000	2,229,532
BrightSphere Investment Group, Inc.
4.80%, 7/27/26		2,195	2,285,392
Cabot Financial Luxembourg S.A.
7.50%, 10/1/23(10)	GBP	100	138,020
Cabot Financial Luxembourg II S.A.
6.375%, (3 mo. EURIBOR + 6.375%), 6/14/24(10)(14)	EUR	500	584,279
Credito Real SAB de CV SOFOM ER
9.50%, 2/7/26(9)		390	445,042
5.00%, 2/1/27(9)	EUR	515	609,401
Discover Bank
4.682% to 8/9/23, 8/9/28(11)		1,000	1,045,900
GE Capital UK Funding Unlimited Co.
5.875%, 11/4/20	GBP	106	145,746
GEMS MENASA Cayman, Ltd./GEMS Education Delaware, LLC
7.125%, 7/31/26(9)		1,629	1,717,512
7.125%, 7/31/26(10)		350	369,017
Jefferies Group, LLC/Jefferies Group Capital Finance, Inc.
4.15%, 1/23/30		1,000	1,059,928
Louvre Bidco SAS
4.25%, 9/30/24(10)	EUR	390	450,412
LSF10 Wolverine Investments SCA
4.625%, (3 mo. EURIBOR + 4.625%), 3/15/24(10)(14)	EUR	151	170,160
UniCredit SpA
5.861% to 6/19/27, 6/19/32(9)(11)		715	747,093
7.296% to 4/2/29, 4/2/34(9)(11)		500	575,229

Security	Principal Amount* (000’s omitted)		Value
Unifin Financiera SAB de CV
7.375%, 2/12/26(9)		620	$622,547
Vivion Investments S.a.r.l.
3.00%, 8/8/24(10)	EUR	2,000	2,295,332
3.50%, 11/1/25(10)	EUR	900	1,043,677

			$16,813,013

Drugs — 1.8%
Bausch Health Companies, Inc.
6.50%, 3/15/22(9)		2,419	$2,476,451
5.50%, 3/1/23(9)		264	266,090
5.875%, 5/15/23(9)		114	115,069
7.00%, 3/15/24(9)		3,810	3,970,344
6.125%, 4/15/25(9)		345	357,184
5.50%, 11/1/25(9)		2,880	3,015,605
9.00%, 12/15/25(9)		2,340	2,666,898
9.25%, 4/1/26(9)		670	770,802
8.50%, 1/31/27(9)		3,076	3,508,639
5.75%, 8/15/27(9)		412	447,782
7.00%, 1/15/28(9)		2,092	2,305,070
5.00%, 1/30/28(9)		1,051	1,081,363
7.25%, 5/30/29(9)		544	622,526
5.25%, 1/30/30(9)		1,051	1,092,515
Catalent Pharma Solutions, Inc.
4.875%, 1/15/26(9)		2,700	2,802,188
5.00%, 7/15/27(9)		656	688,374
Jaguar Holding Co. II/Pharmaceutical Product Development, LLC
6.375%, 8/1/23(9)		3,240	3,352,355
Nidda Healthcare Holding GmbH
3.50%, 9/30/24(10)	EUR	124	143,881

			$29,683,136

Ecological Services and Equipment — 1.1%
Advanced Disposal Services, Inc.
5.625%, 11/15/24(9)		1,405	$1,465,296
Clean Harbors, Inc.
4.875%, 7/15/27(9)		551	580,947
5.125%, 7/15/29(9)		332	357,049
Covanta Holding Corp.
5.875%, 3/1/24		1,900	1,960,163
5.875%, 7/1/25		860	909,807
GFL Environmental, Inc.
5.375%, 3/1/23(9)		1,695	1,750,088
7.00%, 6/1/26(9)		3,117	3,301,674
8.50%, 5/1/27(9)		4,704	5,183,102
Waste Pro USA, Inc.
5.50%, 2/15/26(9)		2,432	2,541,008

			$18,049,134

Security	Principal Amount* (000’s omitted)		Value
Electric Utilities — 0.3%
Consolidated Edison Co. of New York, Inc.
4.125%, 5/15/49		400	$453,730
ContourGlobal Power Holdings SA
4.125%, 8/1/25(10)	EUR	200	235,837
Drax Finco PLC
4.25%, 5/1/22 (10)	GBP	325	440,541
6.625%, 11/1/25 (9)		806	858,056
Edison International
3.55%, 11/15/24		614	629,082
EDP - Energias de Portugal SA
4.496% to 4/30/24, 4/30/79(10)(11)	EUR	300	377,102
MidAmerican Energy Co.
3.15%, 4/15/50		800	789,669
Southern California Edison Co.
4.00%, 4/1/47		845	888,357
TenneT Holding B.V.
2.995% to 6/1/24(10)(11)(12)	EUR	350	421,745
Virginia Electric & Power Co.
4.00%, 1/15/43		410	452,914

			$5,547,033

Electronics/Electrical — 1.4%
CommScope, Inc.
8.25%, 3/1/27(9)		548	$577,784
Duke Energy Progress, LLC
3.45%, 3/15/29		1,000	1,071,313
Enel Finance International NV
3.625%, 5/25/27(9)		2,310	2,392,916
Energizer Holdings, Inc.
6.375%, 7/15/26(9)		2,068	2,206,246
7.75%, 1/15/27 (9)		657	735,446
Entegris, Inc.
4.625%, 2/10/26(9)		517	536,051
Go Daddy Operating Co., LLC/GD Finance Co., Inc.
5.25%, 12/1/27(9)		1,249	1,316,883
Infor (US), Inc.
6.50%, 5/15/22		1,760	1,789,533
Ingram Micro, Inc.
5.45%, 12/15/24		1,889	1,984,421
Jabil, Inc.
3.95%, 1/12/28		1,040	1,068,247
Marvell Technology Group, Ltd.
4.875%, 6/22/28		393	434,103
MTS Systems Corp.
5.75%, 8/15/27(9)		414	433,809
PerkinElmer, Inc.
3.30%, 9/15/29		1,000	1,022,107
Perusahaan Listrik Negara PT
5.25%, 10/24/42(10)		4,400	4,943,114

Security	Principal Amount* (000’s omitted)		Value
Sensata Technologies, Inc.
4.375%, 2/15/30(9)		627	$640,759
SS&C Technologies, Inc.
5.50%, 9/30/27(9)		517	552,867
Trimble, Inc.
4.90%, 6/15/28		967	1,055,983
Veritas US, Inc./Veritas Bermuda, Ltd.
7.50%, 2/1/23(9)		605	605,251
Western Digital Corp.
4.75%, 2/15/26		740	772,837

			$24,139,670

Energy — 0.2%
Empresa Electrica Cochrane SpA
5.50%, 5/14/27(9)		630	$659,138
Enviva Partners, L.P./Enviva Partners Finance Corp.
6.50%, 1/15/26(9)		1,530	1,641,889
Sunoco, L.P./Sunoco Finance Corp.
4.875%, 1/15/23		950	974,163
5.50%, 2/15/26		412	428,623

			$3,703,813

Entertainment — 0.3%
CPUK Finance, Ltd.
4.875%, 2/28/47(10)	GBP	485	$666,528
Entertainment One, Ltd.
4.625%, 7/15/26(10)	GBP	155	222,298
Live Nation Entertainment, Inc.
4.75%, 10/15/27(9)		1,043	1,081,435
Merlin Entertainments PLC
5.75%, 6/15/26(9)		870	955,127
Motion Bondco DAC
6.625%, 11/15/27(9)		284	301,395
Pinewood Finance Co., Ltd.
3.25%, 9/30/25(10)	GBP	250	340,207
Scientific Games International, Inc.
7.00%, 5/15/28(9)		555	594,877
7.25%, 11/15/29(9)		444	483,671
Speedway Motorsports, LLC/Speedway Funding II, Inc.
4.875%, 11/1/27(9)		871	885,154

			$5,530,692

Equipment Leasing — 0.1%
Ashtead Capital, Inc.
4.125%, 8/15/25(9)		1,425	$1,468,341
4.25%, 11/1/29(9)		526	538,493

			$2,006,834

Financial Intermediaries — 1.2%
CIT Group, Inc.
6.125%, 3/9/28		650	$768,851
Citigroup, Inc.
3.98% to 3/20/29, 3/20/30(11)		1,200	1,312,826

Security	Principal Amount* (000’s omitted)		Value
Credit Acceptance Corp.
7.375%, 3/15/23		925	$951,978
5.125%, 12/31/24(9)		300	312,288
Icahn Enterprises, L.P./Icahn Enterprises Finance Corp.
6.25%, 2/1/22		1,606	1,639,373
6.375%, 12/15/25		820	861,685
6.25%, 5/15/26		1,615	1,723,001
5.25%, 5/15/27(9)		1,614	1,654,560
JPMorgan Chase & Co.
4.26% to 2/22/47, 2/22/48(11)		1,035	1,226,815
Series S, 6.75% to 2/1/24(11)(12)		3,325	3,757,134
KKR Group Finance Co. VI, LLC
3.75%, 7/1/29(9)		1,000	1,065,703
Navient Corp.
8.00%, 3/25/20		715	723,605
5.00%, 10/26/20		995	1,010,771
7.25%, 1/25/22		215	233,967
Springleaf Finance Corp.
7.125%, 3/15/26		549	635,783
Synovus Financial Corp.
5.90% to 2/7/24, 2/7/29(11)		1,511	1,605,475
UPCB Finance IV, Ltd.
5.375%, 1/15/25(9)		311	320,356

			$19,804,171

Financial Services — 0.8%
Banco BTG Pactual SA/Cayman Islands
4.50%, 1/10/25(9)		1,100	$1,116,500
Brookfield Finance, Inc.
4.70%, 9/20/47		1,050	1,205,907
Carlyle Finance Subsidiary, LLC
3.50%, 9/19/29(9)		1,000	997,320
Debt and Asset Trading Corp.
1.00%, 10/10/25(10)		2,600	1,995,500
Deutsche Bank AG
4.25%, 2/4/21		2,295	2,331,824
Nordea Bank Abp
4.625% to 9/13/28, 9/13/33(9)(11)		1,000	1,090,521
Sensata Technologies UK Financing Co. PLC
6.25%, 2/15/26(9)		2,735	2,952,022
Yapi ve Kredi Bankasi AS
8.25%, 10/15/24(9)		1,500	1,610,499

			$13,300,093

Food Products — 0.7%
Iceland Bondco PLC
5.035%, (3 mo. GBP LIBOR + 4.25%), 7/15/20(9)(14)	GBP	187	$247,659
JBS USA LUX SA/JBS USA Finance, Inc.
6.75%, 2/15/28(9)		1,350	1,494,261
JBS USA LUX SA/JBS USA Food Co./JBS USA Finance, Inc.
5.50%, 1/15/30(9)		1,592	1,712,912

Security	Principal Amount* (000’s omitted)		Value
PepsiCo, Inc.
2.85%, 2/24/26		750	$778,987
Post Holdings, Inc.
5.50%, 3/1/25(9)		1,680	1,763,303
8.00%, 7/15/25(9)		745	800,067
5.00%, 8/15/26(9)		2,275	2,407,177
5.625%, 1/15/28(9)		1,193	1,287,665
5.50%, 12/15/29(9)		535	571,460
Smithfield Foods, Inc.
2.65%, 10/3/21(9)		550	546,810
Tesco PLC
6.125%, 2/24/22	GBP	200	291,401

			$11,901,702

Food Service — 0.7%
1011778 B.C. Unlimited Liability Company/New Red Finance, Inc.
4.25%, 5/15/24(9)		2,720	$2,793,671
5.00%, 10/15/25(9)		3,470	3,590,010
3.875%, 1/15/28(9)		663	665,884
4.375%, 1/15/28(9)		1,014	1,018,411
US Foods, Inc.
5.875%, 6/15/24(9)		2,560	2,642,138
Yum! Brands, Inc.
4.75%, 1/15/30(9)		768	805,901

			$11,516,015

Food/Drug Retailers — 0.1%
Albertsons Cos., Inc./Safeway, Inc./New Albertsons, L.P./Albertsons, LLC
5.875%, 2/15/28(9)		1,004	$1,068,607
McDonald’s Corp.
3.625%, 9/1/49		960	977,621

			$2,046,228

Health Care — 3.9%
Amgen, Inc.
2.60%, 8/19/26		840	$849,986
Centene Corp.
4.75%, 5/15/22		870	888,949
6.125%, 2/15/24		200	207,750
4.75%, 1/15/25		2,450	2,549,997
5.375%, 6/1/26(9)		2,690	2,859,739
4.25%, 12/15/27(9)		1,195	1,231,567
4.625%, 12/15/29(9)		1,758	1,855,921
Charles River Laboratories International, Inc.
5.50%, 4/1/26(9)		545	587,141
4.25%, 5/1/28(9)		502	512,341
Eagle Holding Co. II, LLC
7.625%, (7.625% cash or 8.375% PIK), 5/15/22(9)(13)		1,461	1,487,638
7.75%, (7.75% cash or 8.50% PIK), 5/15/22(9)(13)		2,276	2,315,056
Encompass Health Corp.
4.50%, 2/1/28		520	539,812
4.75%, 2/1/30		620	644,397

Security	Principal Amount* (000’s omitted)		Value
Gilead Sciences, Inc.
2.95%, 3/1/27		800	$830,922
Grifols S.A.
1.625%, 2/15/25(10)	EUR	120	137,481
3.20%, 5/1/25(10)	EUR	550	633,895
HCA Healthcare, Inc.
6.25%, 2/15/21		1,710	1,786,522
HCA, Inc.
7.50%, 2/15/22		2,930	3,242,865
5.00%, 3/15/24		675	738,006
5.875%, 2/15/26		2,705	3,080,941
5.375%, 9/1/26		1,610	1,797,203
5.625%, 9/1/28		1,990	2,271,485
5.875%, 2/1/29		1,076	1,245,470
Hologic, Inc.
4.375%, 10/15/25(9)		1,665	1,722,584
IQVIA, Inc.
3.25%, 3/15/25(10)	EUR	300	344,067
5.00%, 10/15/26(9)		850	898,724
5.00%, 5/15/27(9)		577	611,722
Kinetic Concepts, Inc./KCI USA, Inc.
12.50%, 11/1/21(9)		2,480	2,558,492
MPH Acquisition Holdings, LLC
7.125%, 6/1/24(9)		9,217	8,940,398
RegionalCare Hospital Partners Holdings, Inc./LifePoint Health, Inc.
9.75%, 12/1/26(9)		2,226	2,521,001
Select Medical Corp.
6.25%, 8/15/26(9)		1,312	1,422,674
Surgery Center Holdings, Inc.
6.75%, 7/1/25(9)		82	82,239
10.00%, 4/15/27(9)		368	404,928
Synlab Bondco PLC
3.50%, (3 mo. EURIBOR + 3.50%), 7/1/22(10)(14)	EUR	580	654,750
Team Health Holdings, Inc.
6.375%, 2/1/25(9)		703	471,302
Teleflex, Inc.
4.625%, 11/15/27		1,055	1,120,051
Tenet Healthcare Corp.
8.125%, 4/1/22		2,040	2,260,381
6.75%, 6/15/23		325	357,758
4.625%, 9/1/24(9)		268	279,752
4.875%, 1/1/26(9)		1,607	1,685,181
5.125%, 11/1/27(9)		1,607	1,699,402
UnitedHealth Group, Inc.
3.375%, 4/15/27		475	506,876
3.75%, 10/15/47		650	698,465
WellCare Health Plans, Inc.
5.25%, 4/1/25		2,775	2,892,910
5.375%, 8/15/26(9)		1,706	1,820,046

			$66,248,787

Security	Principal Amount* (000’s omitted)		Value
Home Furnishings — 0.1%
Harman International Industries, Inc.
4.15%, 5/15/25		940	$1,002,053

			$1,002,053

Industrial Equipment — 0.1%
Colfax Escrow Corp.
6.00%, 2/15/24(9)		478	$508,871
6.375%, 2/15/26(9)		780	851,175
Orano SA
4.875%, 9/23/24	EUR	200	260,769
Welbilt, Inc.
9.50%, 2/15/24		815	866,276

			$2,487,091

Insurance — 0.9%
Alliant Holdings Intermediate, LLC/Alliant Holdings Co-Issuer
6.75%, 10/15/27(9)		2,243	$2,406,290
AmWINS Group, Inc.
7.75%, 7/1/26(9)		513	568,392
Ardonagh Midco 3 PLC
8.375%, 7/15/23(10)	GBP	100	132,625
Athene Holding, Ltd.
4.125%, 1/12/28		1,000	1,035,121
Galaxy Bidco, Ltd.
6.50%, 7/31/26(10)	GBP	300	422,290
Galaxy Finco, Ltd.
9.25%, 7/31/27(10)	GBP	275	373,645
GTCR AP Finance, Inc.
8.00%, 5/15/27(9)		553	576,695
Hub International, Ltd.
7.00%, 5/1/26(9)		2,479	2,627,802
Metropolitan Life Global Funding I
3.45%, 12/18/26(9)		975	1,046,320
Radian Group, Inc.
4.875%, 3/15/27		1,032	1,089,119
USI, Inc.
6.875%, 5/1/25(9)		3,948	4,045,476

			$14,323,775

Internet Software & Services — 0.8%
CDK Global, Inc.
5.25%, 5/15/29(9)		531	$570,161
Netflix, Inc.
5.50%, 2/15/22		1,825	1,936,781
4.875%, 4/15/28		1,665	1,733,640
5.875%, 11/15/28		1,810	2,009,842
5.375%, 11/15/29(9)		1,000	1,066,830
3.625%, 6/15/30(10)	EUR	500	578,377
4.875%, 6/15/30(9)		1,300	1,322,717
Oracle Corp.
3.25%, 11/15/27		1,180	1,250,621

Security	Principal Amount* (000’s omitted)		Value
Riverbed Technology, Inc.
8.875%, 3/1/23(9)		2,199	$1,275,420
Symantec Corp.
5.00%, 4/15/25(9)		1,640	1,675,789
Twitter, Inc.
3.875%, 12/15/27(9)		175	175,347

			$13,595,525

Leisure Goods/Activities/Movies — 0.9%
AMC Entertainment Holdings, Inc.
6.375%, 11/15/24	GBP	225	$294,267
5.875%, 11/15/26		710	641,536
6.125%, 5/15/27		2,545	2,328,739
Cinemark USA, Inc.
4.875%, 6/1/23		2,730	2,781,160
Mattel, Inc.
6.75%, 12/31/25(9)		723	778,588
5.875%, 12/15/27(9)		404	426,462
Sabre GLBL, Inc.
5.375%, 4/15/23(9)		855	877,730
Viking Cruises, Ltd.
6.25%, 5/15/25(9)		1,690	1,764,639
5.875%, 9/15/27(9)		4,760	5,096,056
WMG Acquisition Corp.
3.625%, 10/15/26(10)	EUR	165	196,417

			$15,185,594

Lodging and Casinos — 2.4%
Caesars Resort Collection, LLC/CRC Finco, Inc.
5.25%, 10/15/25(9)		3,279	$3,397,864
Eldorado Resorts, Inc.
6.00%, 4/1/25		930	980,764
ESH Hospitality, Inc.
5.25%, 5/1/25(9)		1,260	1,305,152
4.625%, 10/1/27(9)		1,250	1,267,937
Gateway Casinos & Entertainment, Ltd.
8.25%, 3/1/24(9)		2,255	2,312,311
Golden Entertainment, Inc.
7.625%, 4/15/26(9)		557	601,489
Golden Nugget, Inc.
6.75%, 10/15/24(9)		1,665	1,727,421
8.75%, 10/1/25(9)		1,052	1,127,602
Hilton Domestic Operating Co., Inc.
4.25%, 9/1/24		1,410	1,440,548
Jack Ohio Finance, LLC/Jack Ohio Finance 1 Corp.
10.25%, 11/15/22(9)		766	810,667
MGM Growth Properties Operating Partnership, L.P./MGP Finance Co-Issuer, Inc.
5.625%, 5/1/24		480	524,201
4.50%, 9/1/26		895	944,066
5.75%, 2/1/27(9)		573	641,044

Security	Principal Amount* (000’s omitted)		Value
MGM Resorts International
7.75%, 3/15/22		3,340	$3,730,045
5.75%, 6/15/25		1,445	1,621,998
NH Hotel Group S.A.
3.75%, 10/1/23(10)	EUR	225	257,518
RHP Hotel Properties, L.P./RHP Finance Corp.
5.00%, 4/15/23		1,596	1,632,572
Stars Group Holdings B.V./Stars Group US Co-Borrower, LLC
7.00%, 7/15/26(9)		3,930	4,266,408
Studio City Co., Ltd.
7.25%, 11/30/21(9)		845	865,914
TVL Finance PLC
6.16%, (3 mo. GBP LIBOR + 5.375%), 7/15/25(10)(14)	GBP	300	399,864
VICI Properties 1, LLC/VICI FC, Inc.
8.00%, 10/15/23		2,969	3,226,036
VICI Properties, L.P./VICI Note Co., Inc.
4.25%, 12/1/26(9)		1,653	1,705,623
4.625%, 12/1/29(9)		1,653	1,730,443
Wynn Las Vegas, LLC/Wynn Las Vegas Capital Corp.
5.25%, 5/15/27(9)		2,009	2,137,074
Wynn Macau, Ltd.
5.50%, 10/1/27(9)		215	224,099
5.125%, 12/15/29(9)		445	455,239
Wynn Resorts Finance, LLC/Wynn Resorts Capital Corp.
5.125%, 10/1/29(9)		1,216	1,307,960

			$40,641,859

Machinery — 0.2%
Cloud Crane, LLC
10.125%, 8/1/24(9)		1,331	$1,400,325
Granite Holdings US Acquisition Co.
11.00%, 10/1/27(9)		514	521,889
nVent Finance S.a.r.l.
4.55%, 4/15/28		1,500	1,556,548

			$3,478,762

Manufacturing — 0.2%
Novelis Corp.
6.25%, 8/15/24(9)		1,065	$1,119,571
5.875%, 9/30/26(9)		1,530	1,631,634

			$2,751,205

Media — 0.3%
Discovery Communications, LLC
4.125%, 5/15/29		1,400	$1,512,392
MDC Partners, Inc.
6.50%, 5/1/24(9)		198	179,685
Nexstar Escrow, Inc.
5.625%, 7/15/27(9)		1,312	1,385,013
Scripps Escrow, Inc.
5.875%, 7/15/27(9)		1,036	1,087,126

Security	Principal Amount* (000’s omitted)		Value
Telenet Finance Luxembourg S.a.r.l.
3.50%, 3/1/28(10)	EUR	200	$243,289
TWDC Enterprises 18 Corp.
3.00%, 7/30/46		495	488,706

			$4,896,211

Metals/Mining — 0.4%
Alcoa Nederland Holding B.V.
6.75%, 9/30/24(9)		670	$706,568
7.00%, 9/30/26(9)		200	218,630
6.125%, 5/15/28(9)		569	616,995
Compass Minerals International, Inc.
6.75%, 12/1/27(9)		1,005	1,069,672
Constellium N.V.
5.875%, 2/15/26(9)		1,205	1,277,330
Freeport-McMoRan, Inc.
5.45%, 3/15/43		1,258	1,305,301
Hecla Mining Co.
6.875%, 5/1/21		977	976,023
Hudbay Minerals, Inc.
7.25%, 1/15/23(9)		1,015	1,055,387

			$7,225,906

Nonferrous Metals/Minerals — 0.4%
Eldorado Gold Corp.
9.50%, 6/1/24(9)		537	$580,183
First Quantum Minerals, Ltd.
7.25%, 4/1/23(9)		1,851	1,920,163
7.50%, 4/1/25(9)		1,156	1,184,420
6.875%, 3/1/26(9)		872	884,513
New Gold, Inc.
6.25%, 11/15/22(9)		1,097	1,094,594
6.375%, 5/15/25(9)		695	644,769

			$6,308,642

Oil and Gas — 5.9%
Aker BP ASA
6.00%, 7/1/22(9)		150	$154,547
4.75%, 6/15/24(9)		1,106	1,150,229
5.875%, 3/31/25(9)		675	718,875
AmeriGas Partners, L.P./AmeriGas Finance Corp.
5.625%, 5/20/24		216	233,818
5.50%, 5/20/25		880	952,591
Antero Resources Corp.
5.375%, 11/1/21		2,715	2,590,130
5.625%, 6/1/23		270	217,350
Apache Corp.
4.25%, 1/15/30		1,500	1,555,659
Archrock Partners, L.P./Archrock Partners Finance Corp.
6.25%, 4/1/28(9)		496	512,120
Ascent Resources Utica Holdings, LLC/ARU Finance Corp.
10.00%, 4/1/22(9)		862	859,520
7.00%, 11/1/26(9)		1,951	1,561,478

Security	Principal Amount* (000’s omitted)	Value
Berry Petroleum Co., LLC
7.00%, 2/15/26(9)	722	$670,808
Centennial Resource Production, LLC
5.375%, 1/15/26(9)	2,175	2,143,131
6.875%, 4/1/27(9)	1,706	1,778,202
CGG Holding US, Inc.
9.00%, 5/1/23(9)	200	212,833
Cheniere Corpus Christi Holdings, LLC
7.00%, 6/30/24	244	281,692
5.875%, 3/31/25	1,536	1,730,373
Cheniere Energy Partners, L.P.
5.25%, 10/1/25	1,590	1,660,882
5.625%, 10/1/26	1,265	1,340,108
4.50%, 10/1/29(9)	2,254	2,320,380
Citgo Holding, Inc.
9.25%, 8/1/24(9)	1,258	1,352,350
CrownRock, L.P./CrownRock Finance, Inc.
5.625%, 10/15/25(9)	3,677	3,759,696
CVR Refining, LLC/Coffeyville Finance, Inc.
6.50%, 11/1/22	5,412	5,493,142
Endeavor Energy Resources, L.P./EER Finance, Inc.
5.50%, 1/30/26(9)	1,045	1,081,390
5.75%, 1/30/28(9)	1,390	1,463,809
Energy Transfer Operating, L.P.
7.50%, 10/15/20	1,950	2,026,791
5.875%, 1/15/24	875	968,704
Series A, 6.25% to 2/15/23(11)(12)	1,345	1,266,344
Eni SpA
4.75%, 9/12/28(9)	1,000	1,131,679
EP Energy, LLC/Everest Acquisition Finance, Inc.
7.75%, 5/15/26(6)(9)	480	344,567
Extraction Oil & Gas, Inc.
7.375%, 5/15/24(9)	689	432,633
5.625%, 2/1/26 (9)	1,821	1,097,785
Gran Tierra Energy International Holdings, Ltd.
6.25%, 2/15/25(9)	550	496,788
Gran Tierra Energy, Inc.
7.75%, 5/23/27(9)	405	379,832
Great Western Petroleum, LLC/Great Western Finance Corp.
9.00%, 9/30/21(9)	2,423	2,172,583
Hilcorp Energy I, L.P./Hilcorp Finance Co.
5.00%, 12/1/24(9)	1,620	1,571,214
5.75%, 10/1/25(9)	113	110,509
6.25%, 11/1/28(9)	2,325	2,215,370
Holly Energy Partners, L.P./Holly Energy Finance Corp.
6.00%, 8/1/24(9)	525	548,620
Ithaca Energy North Sea PLC
9.375%, 7/15/24(9)	200	209,498
Jagged Peak Energy, LLC
5.875%, 5/1/26	507	524,670
Matador Resources Co.
5.875%, 9/15/26	2,220	2,231,156

Security	Principal Amount* (000’s omitted)	Value
Moss Creek Resources Holdings, Inc.
7.50%, 1/15/26(9)	1,915	$1,460,853
National Oilwell Varco, Inc.
3.60%, 12/1/29	1,000	1,003,349
Neptune Energy Bondco PLC
6.625%, 5/15/25(9)	4,025	4,032,527
6.625%, 5/15/25(10)	450	450,842
Nine Energy Service, Inc.
8.75%, 11/1/23(9)	600	487,950
Parsley Energy, LLC/Parsley Finance Corp.
6.25%, 6/1/24(9)	345	359,806
5.375%, 1/15/25(9)	1,240	1,280,288
5.25%, 8/15/25(9)	1,170	1,205,586
5.625%, 10/15/27(9)	923	977,780
Patterson-UTI Energy, Inc.
3.95%, 2/1/28	1,310	1,273,542
PBF Holding Co., LLC/PBF Finance Corp.
7.00%, 11/15/23	730	759,503
7.25%, 6/15/25	3,219	3,442,994
PBF Logistics, L.P./PBF Logistics Finance Corp.
6.875%, 5/15/23	296	305,617
Petroleos Mexicanos
6.50%, 3/13/27	2,700	2,874,332
Precision Drilling Corp.
6.50%, 12/15/21	57	56,647
7.75%, 12/15/23	90	90,037
7.125%, 1/15/26(9)	500	476,424
Sabine Pass Liquefaction, LLC
5.625%, 2/1/21	935	961,116
Seven Generations Energy, Ltd.
6.875%, 6/30/23(9)	1,250	1,289,581
5.375%, 9/30/25(9)	1,710	1,722,808
Shelf Drilling Holdings, Ltd.
8.25%, 2/15/25(9)	2,715	2,592,798
Shell International Finance B.V.
2.375%, 11/7/29	500	495,300
3.75%, 9/12/46	400	439,145
SM Energy Co.
6.125%, 11/15/22	561	568,188
5.00%, 1/15/24	58	55,414
5.625%, 6/1/25	529	503,653
6.75%, 9/15/26	1,275	1,253,131
6.625%, 1/15/27	1,034	1,018,674
Tallgrass Energy Partners, L.P./Tallgrass Energy Finance Corp.
5.50%, 1/15/28(9)	966	948,924
Targa Resources Partners, L.P./Targa Resources Partners Finance Corp.
5.875%, 4/15/26	985	1,048,408
6.50%, 7/15/27(9)	566	620,817
6.875%, 1/15/29(9)	1,132	1,258,614
Tervita Escrow Corp.
7.625%, 12/1/21(9)	2,381	2,401,238

Security	Principal Amount* (000’s omitted)		Value
Transocean Guardian, Ltd.
5.875%, 1/15/24(9)		943	$966,976
Transocean Pontus, Ltd.
6.125%, 8/1/25(9)		645	662,988
Transocean Poseidon, Ltd.
6.875%, 2/1/27(9)		294	312,323
Transocean, Inc.
7.25%, 11/1/25(9)		1,292	1,269,377
7.50%, 1/15/26(9)		523	517,677
Williams Cos., Inc. (The)
3.70%, 1/15/23		1,605	1,662,402
4.55%, 6/24/24		1,240	1,338,482
5.75%, 6/24/44		790	935,170
WPX Energy, Inc.
5.25%, 10/15/27		371	392,091

			$99,297,228

Packaging & Containers — 0.5%
ARD Finance S.A.
5.00%, (5.00% cash or 5.75% PIK), 6/30/27(10)(13)	EUR	172	$195,064
6.50%, (6.50% cash or 7.25% PIK), 6/30/27(9)(13)		3,913	4,053,085
Guala Closures SpA
3.50%, (3 mo. EURIBOR + 3.50%), 4/15/24(10)(14)	EUR	200	227,425
Smurfit Kappa Treasury ULC
1.50%, 9/15/27(10)	EUR	145	165,351
Trivium Packaging Finance B.V.
3.75%, 8/15/26(10)	EUR	280	333,659
5.50%, 8/15/26(9)		779	822,331
8.50%, 8/15/27(9)		2,858	3,184,812

			$8,981,727

Pharmaceuticals — 0.3%
CVS Health Corp.
4.78%, 3/25/38		1,080	$1,226,093
Diocle SpA
3.875%, (3 mo. EURIBOR + 3.875%), 6/30/26(10)(14)	EUR	140	159,884
Pfizer, Inc.
2.95%, 3/15/24		1,000	1,038,233
Rossini S.a.r.l.
3.875%, (3 mo. EURIBOR + 3.875%), 10/30/25(10)(14)	EUR	300	343,030
Teva Pharmaceutical Finance Netherlands III B.V.
6.00%, 4/15/24		2,500	2,535,213

			$5,302,453

Pipelines — 0.4%
Antero Midstream Partners, L.P./Antero Midstream Finance Corp.
5.75%, 3/1/27(9)		1,378	$1,215,258
Crestwood Midstream Partners L.P./Crestwood Midstream Finance Corp.
5.625%, 5/1/27(9)		1,060	1,077,251
EnLink Midstream, LLC
5.375%, 6/1/29		926	872,591
Enterprise Products Operating, LLC
4.45%, 2/15/43		595	654,279

Security	Principal Amount* (000’s omitted)		Value
Georgian Oil and Gas Corp. JSC
6.75%, 4/26/21(10)		615	$643,041
NGPL PipeCo, LLC
4.375%, 8/15/22(9)		340	353,188
Plains All American Pipeline, L.P.
Series B, 6.125% to 11/15/22(11)(12)		1,850	1,727,937
TransCanada PipeLines, Ltd.
4.75%, 5/15/38		390	445,423

			$6,988,968

Publishing — 0.4%
Laureate Education, Inc.
8.25%, 5/1/25(9)		4,048	$4,366,740
Terrier Media Buyer, Inc.
8.875%, 12/15/27(9)		2,895	3,068,700

			$7,435,440

Radio and Television — 0.9%
Clear Channel Worldwide Holdings, Inc.
9.25%, 2/15/24(9)		238	$264,081
5.125%, 8/15/27(9)		1,276	1,331,059
Diamond Sports Group, LLC/Diamond Sports Finance Co.
5.375%, 8/15/26(9)		1,996	2,022,798
6.625%, 8/15/27(9)		1,996	1,944,803
iHeartCommunications, Inc.
6.375%, 5/1/26		179	194,586
8.375%, 5/1/27		2,770	3,066,526
Nielsen Co. Luxembourg S.a.r.l. (The)
5.50%, 10/1/21(9)		1,250	1,257,500
Sinclair Television Group, Inc.
5.50%, 3/1/30(9)		1,040	1,065,324
Sirius XM Radio, Inc.
4.625%, 7/15/24(9)		1,595	1,678,076
5.00%, 8/1/27(9)		1,609	1,700,472

			$14,525,225

Real Estate Investment Trusts (REITs) — 0.2%
Consus Real Estate AG
9.625%, 5/15/24(10)	EUR	250	$304,261
EPR Properties
3.75%, 8/15/29		1,275	1,292,302
Service Properties Trust
4.75%, 10/1/26		1,990	2,041,079

			$3,637,642

Retail — 0.2%
Dufry One B.V.
2.00%, 2/15/27(10)	EUR	400	$455,870
Newmark Group, Inc.
6.125%, 11/15/23		2,126	2,344,347

			$2,800,217

Security	Principal Amount* (000’s omitted)		Value
Retailers (Except Food and Drug) — 0.4%
Best Buy Co., Inc.
4.45%, 10/1/28		1,000	$1,097,031
Macy’s Retail Holdings, Inc.
4.30%, 2/15/43		1,252	1,006,849
Murphy Oil USA, Inc.
5.625%, 5/1/27		560	602,195
4.75%, 9/15/29		728	770,166
Nordstrom, Inc.
4.375%, 4/1/30		158	161,230
5.00%, 1/15/44		775	759,107
Tapestry, Inc.
4.125%, 7/15/27		1,000	1,021,910
Walmart, Inc.
3.55%, 6/26/25		1,000	1,073,946

			$6,492,434

Road & Rail — 0.1%
Watco Cos., LLC/Watco Finance Corp.
6.375%, 4/1/23(9)		1,990	$2,025,651

			$2,025,651

Software and Services — 0.4%
Gartner, Inc.
5.125%, 4/1/25(9)		795	$829,451
IHS Markit, Ltd.
5.00%, 11/1/22(9)		2,240	2,389,483
InterXion Holding N.V.
4.75%, 6/15/25(10)	EUR	300	364,711
j2 Cloud Services, LLC/j2 Global Co-Obligor, Inc.
6.00%, 7/15/25(9)		1,915	2,033,893
Microsoft Corp.
3.75%, 2/12/45		750	851,595

			$6,469,133

Steel — 0.5%
Allegheny Ludlum, LLC
6.95%, 12/15/25		225	$243,656
Allegheny Technologies, Inc.
7.875%, 8/15/23		4,896	5,497,792
5.875%, 12/1/27		1,541	1,618,820
Infrabuild Australia Pty, Ltd.
12.00%, 10/1/24(9)		994	1,027,493

			$8,387,761

Surface Transport — 0.8%
Anglian Water Osprey Financing PLC
4.00%, 3/8/26(10)	GBP	325	$419,733
CMA CGM S.A.
5.25%, 1/15/25(10)	EUR	185	166,698
DAE Funding, LLC
4.50%, 8/1/22(9)		1,050	1,068,368
5.00%, 8/1/24(9)		1,745	1,836,491

Security	Principal Amount* (000’s omitted)		Value
Moto Finance PLC
4.50%, 10/1/22(10)	GBP	250	$338,270
Park Aerospace Holdings, Ltd.
5.25%, 8/15/22(9)		2,990	3,193,954
5.50%, 2/15/24(9)		1,333	1,465,180
XPO Logistics, Inc.
6.50%, 6/15/22(9)		2,276	2,323,295
6.125%, 9/1/23(9)		2,221	2,297,369

			$13,109,358

Technology — 0.4%
Dell International, LLC/EMC Corp.
5.875%, 6/15/21(9)		66	$67,114
7.125%, 6/15/24(9)		2,440	2,577,250
6.02%, 6/15/26 (9)		1,945	2,238,634
Western Union Co. (The)
6.20%, 11/17/36		872	994,128

			$5,877,126

Telecommunications — 3.5%
Altice Financing S.A.
6.625%, 2/15/23(9)		865	$881,941
Altice Finco S.A.
4.75%, 1/15/28(10)	EUR	525	596,695
Altice Luxembourg S.A.
7.625%, 2/15/25(9)		1,628	1,697,190
8.00%, 5/15/27(10)	EUR	140	176,471
10.50%, 5/15/27(9)		2,139	2,442,524
AT&T, Inc.
3.80%, 2/15/27		500	533,248
4.75%, 5/15/46		1,347	1,522,492
Cellnex Telecom S.A.
2.375%, 1/16/24(10)	EUR	200	239,540
CenturyLink, Inc.
7.50%, 4/1/24		47	53,091
CommScope Technologies, LLC
6.00%, 6/15/25(9)		1,309	1,313,752
5.00%, 3/15/27(9)		3,408	3,212,125
Connect Finco S.a.r.l./Connect US Finco, LLC
6.75%, 10/1/26(9)		2,698	2,876,742
Crystal Almond S.a.r.l.
4.25%, 10/15/24(10)	EUR	286	330,703
Digicel, Ltd.
6.00%, 4/15/21(9)		2,305	1,804,608
Equinix, Inc.
2.875%, 2/1/26	EUR	440	512,994
Hughes Satellite Systems Corp.
5.25%, 8/1/26		1,245	1,369,933
6.625%, 8/1/26		770	856,893
Intelsat Jackson Holdings S.A.
5.50%, 8/1/23		995	856,819
8.00%, 2/15/24(9)		490	503,884
8.50%, 10/15/24(9)		1,236	1,128,363

Security	Principal Amount* (000’s omitted)		Value
LCPR Senior Secured Financing DAC
6.75%, 10/15/27(9)		786	$834,614
Level 3 Financing, Inc.
5.375%, 1/15/24		2,190	2,231,971
Matterhorn Telecom S.A.
3.125%, 9/15/26(10)	EUR	277	322,033
PPF Arena 1 B.V.
2.125%, 1/31/25(10)	EUR	225	257,448
Qualitytech, L.P./QTS Finance Corp.
4.75%, 11/15/25(9)		795	826,136
Sable International Finance, Ltd.
5.75%, 9/7/27(9)		818	869,409
SBA Communications Corp.
4.00%, 10/1/22		1,020	1,041,668
4.875%, 9/1/24		460	478,591
Sprint Capital Corp.
6.875%, 11/15/28		840	906,654
Sprint Communications, Inc.
7.00%, 8/15/20		1,055	1,078,632
6.00%, 11/15/22		365	383,443
Sprint Corp.
7.25%, 9/15/21		3,265	3,458,680
7.875%, 9/15/23		9,822	10,857,386
7.625%, 2/15/25		1,785	1,963,232
7.625%, 3/1/26		993	1,096,917
Summer (BC) Holdco B S.a.r.l.
5.75%, 10/31/26(10)	EUR	150	175,911
T-Mobile USA, Inc.
6.375%, 3/1/25		1,395	1,444,404
6.50%, 1/15/26		595	639,066
4.50%, 2/1/26		980	1,006,313
4.75%, 2/1/28		1,045	1,096,895
TalkTalk Telecom Group PLC
5.375%, 1/15/22(10)	GBP	250	336,515
Telecom Italia SpA
2.50%, 7/19/23(10)	EUR	400	474,715
5.303%, 5/30/24(9)		1,593	1,716,442
2.75%, 4/15/25(10)	EUR	500	594,006
3.00%, 9/30/25(10)	EUR	140	168,362
ViaSat, Inc.
5.625%, 4/15/27(9)		796	853,193
Zayo Group, LLC/Zayo Capital, Inc.
6.375%, 5/15/25		1,349	1,393,402

			$59,416,046

Transportation — 0.3%
A.P. Moller - Maersk A/S
4.50%, 6/20/29(9)		1,000	$1,067,096

Security	Principal Amount* (000’s omitted)		Value
Atlas Air Worldwide Holdings, Inc.
2.25%, 6/1/22		1,700	$1,553,375
FedEx Corp.
4.10%, 2/1/45		500	484,755
JSL Europe S.A.
7.75%, 7/26/24(9)		1,000	1,080,595
XPO CNW, Inc.
6.70%, 5/1/34		1,000	1,018,221

			$5,204,042

Utilities — 1.5%
AES Corp. (The)
4.00%, 3/15/21		595	$604,520
5.50%, 4/15/25		309	319,812
6.00%, 5/15/26		1,694	1,807,244
5.125%, 9/1/27		445	475,861
Calpine Corp.
5.50%, 2/1/24		285	289,985
5.75%, 1/15/25		310	318,912
5.25%, 6/1/26(9)		1,040	1,085,315
4.50%, 2/15/28(9)		1,073	1,083,859
5.125%, 3/15/28(9)		1,923	1,967,614
ENERGO-PRO AS
4.50%, 5/4/24(10)	EUR	450	513,333
NextEra Energy Operating Partners, L.P.
4.25%, 9/15/24(9)		660	687,776
4.50%, 9/15/27(9)		851	889,144
NRG Energy, Inc.
7.25%, 5/15/26		3,000	3,283,050
5.75%, 1/15/28		1,455	1,581,367
5.25%, 6/15/29(9)		673	728,926
Pattern Energy Group, Inc.
5.875%, 2/1/24(9)		970	1,000,715
Southern Co. (The)
3.25%, 7/1/26		1,000	1,041,520
TerraForm Power Operating, LLC
4.25%, 1/31/23(9)		655	675,934
5.00%, 1/31/28(9)		985	1,043,273
Thames Water Kemble Finance PLC
5.875%, 7/15/22(10)	GBP	200	275,414
Vistra Energy Corp.
8.125%, 1/30/26(9)		2,315	2,482,837
Vistra Operations Co., LLC
5.00%, 7/31/27(9)		2,239	2,343,852

			$24,500,263

Total Corporate Bonds & Notes (identified cost $778,019,452)			$808,239,288

Foreign Government Securities — 4.4%

Security	Principal Amount* (000’s omitted)		Value
Angola — 0.2%
Republic of Angola
8.25%, 5/9/28(10)		2,660	$2,880,003

Total Angola			$2,880,003

Bahrain — 0.2%
Kingdom of Bahrain
6.75%, 9/20/29(10)		1,696	$1,985,453
7.00%, 10/12/28(10)		1,839	2,180,642

Total Bahrain			$4,166,095

Barbados — 0.2%
Government of Barbados
6.50%, 2/1/21(9)		249	$248,600
6.50%, 10/1/29(9)		4,063	3,981,544

Total Barbados			$4,230,144

Benin — 0.2%
Benin Government International Bond
5.75%, 3/26/26(10)	EUR	3,022	$3,540,392

Total Benin			$3,540,392

Colombia — 0.2%
Republic of Colombia
5.00%, 6/15/45		2,750	$3,203,571

Total Colombia			$3,203,571

Ecuador — 0.1%
Republic of Ecuador
7.875%, 3/27/25(10)		2,800	$2,571,100

Total Ecuador			$2,571,100

Egypt — 0.6%
Arab Republic of Egypt
8.15%, 11/20/59(10)		3,938	$4,218,858
8.50%, 1/31/47(10)		3,343	3,722,230
8.70%, 3/1/49(10)		2,330	2,612,769

Total Egypt			$10,553,857

El Salvador — 0.3%
Republic of El Salvador
7.125%, 1/20/50(10)		2,562	$2,735,742
7.625%, 2/1/41(10)		150	171,515
7.65%, 6/15/35(10)		1,661	1,899,246
8.25%, 4/10/32(10)		647	772,581
8.625%, 2/28/29(10)		198	238,164

Total El Salvador			$5,817,248

Fiji — 0.1%
Republic of Fiji
6.625%, 10/2/20(10)		2,443	$2,458,269

Total Fiji			$2,458,269

Security	Principal Amount* (000’s omitted)		Value
Ghana — 0.2%
Ghana Government International Bond
8.95%, 3/26/51(10)		2,850	$2,923,892

Total Ghana			$2,923,892

Hungary — 0.1%
Hungary Government Bond
5.75%, 11/22/23		820	$925,920

Total Hungary			$925,920

Jordan — 0.2%
Jordan Government International Bond
7.375%, 10/10/47(10)		2,600	$2,778,906

Total Jordan			$2,778,906

Kenya — 0.2%
Republic of Kenya
7.25%, 2/28/28(10)		2,900	$3,160,260

Total Kenya			$3,160,260

Nigeria — 0.4%
Republic of Nigeria
7.875%, 2/16/32(10)		3,473	$3,613,847
8.747%, 1/21/31(10)		2,590	2,867,980

Total Nigeria			$6,481,827

Pakistan — 0.2%
Pakistan Government International Bond
6.875%, 12/5/27(10)		2,800	$2,924,365

Total Pakistan			$2,924,365

Serbia — 0.1%
Serbia International Bond
1.50%, 6/26/29(10)	EUR	894	$1,022,414

Total Serbia			$1,022,414

Seychelles — 0.1%
Republic of Seychelles
8.00%, 1/1/26(10)		1,456	$1,518,287

Total Seychelles			$1,518,287

Ukraine — 0.8%
Ukraine Government International Bond
0.00%, GDP-Linked, 5/31/40(9)(10)(15)		3,915	$3,753,506
7.75%, 9/1/20(10)		700	720,125
9.75%, 11/1/28(10)		7,659	9,333,449

Total Ukraine			$13,807,080

Total Foreign Government Securities (identified cost $69,642,046)			$74,963,630

Sovereign Loans — 0.6%

Borrower	Principal Amount (000’s omitted)	Value
Kenya — 0.3%
Government of Kenya
Term Loan, 8.37%, (6 mo. USD LIBOR + 6.45%), Maturing June 29, 2025(14)	$4,500	$4,584,987

Total Kenya		$4,584,987

Nigeria — 0.1%
Bank of Industry Limited
Term Loan, 7.98%, (3 mo. USD LIBOR + 6.00%), Maturing May 21, 2021(14)(16)	$1,425	$1,424,024

Total Nigeria		$1,424,024

Tanzania — 0.2%
Government of the United Republic of Tanzania
Term Loan, 7.12%, (6 mo. USD LIBOR + 5.20%), Maturing June 23, 2022(14)	$2,554	$2,628,299
Term Loan, 7.09%, (6 mo. USD LIBOR + 5.20%), Maturing June 23, 2022(14)	1,700	1,747,068

Total Tanzania		$4,375,367

Total Sovereign Loans (identified cost $10,146,298)		$10,384,378

Mortgage Pass-Throughs — 9.3%

Security	Principal Amount (000’s omitted)	Value
Federal Home Loan Mortgage Corp.:
4.50%, with various maturities to 2048	$1,536	$1,590,816
5.50%, with maturity at 2032	472	520,752
6.00%, with maturity at 2021	2	1,634
6.50%, with various maturities to 2036	4,002	4,492,347
7.00%, with various maturities to 2036	3,710	4,179,332
7.13%, with maturity at 2023	38	38,757
7.50%, with various maturities to 2035	2,553	2,820,038
7.65%, with maturity at 2022	19	19,288
8.00%, with various maturities to 2030	752	785,051
8.30%, with maturity at 2020	1	1,234
8.50%, with various maturities to 2022	124	132,477
9.00%, with various maturities to 2031	75	81,646
9.50%, with various maturities to 2025	11	11,080
10.00%, with maturity at 2020	1	745

		$14,675,197

Federal National Mortgage Association:
3.054%, (COF + 1.25%), with maturity at 2036(17)	$733	$728,708
3.649%, (6 mo. USD LIBOR + 1.54%), with maturity at 2037(17)	1,135	1,175,665
4.488%, (1 yr. CMT + 2.261%), with maturity at 2036(17)	6,201	6,521,577
4.50%, with various maturities to 2049(18)	51,647	54,713,854
5.00%, with various maturities to 2040(18)	7,282	8,003,178
5.50%, with various maturities to 2033	710	788,492

Security	Principal Amount (000’s omitted)	Value
6.00%, with various maturities to 2029	$1,215	$1,291,427
6.328%, (COF + 2.00%), with maturity at 2032(17)	1,802	1,964,873
6.50%, with various maturities to 2036(18)	16,102	18,099,092
6.75%, with maturity at 2023	29	31,064
7.00%, with various maturities to 2037	4,153	4,659,194
7.50%, with various maturities to 2035	2,043	2,352,083
7.887%, with maturity at 2027(19)	183	200,427
8.00%, with various maturities to 2027	275	298,218
8.224%, with maturity at 2028(19)	46	50,421
8.232%, with maturity at 2024(19)	10	10,187
8.277%, with maturity at 2029(19)	44	47,702
8.298%, with maturity at 2027(19)	58	63,557
8.50%, with various maturities to 2037	696	775,927
9.00%, with various maturities to 2032	766	842,139
9.132%, with maturity at 2025(19)	4	4,329
9.50%, with various maturities to 2030	166	181,116
10.50%, with maturity at 2021	15	15,422

		$102,818,652

Government National Mortgage Association:
4.00%, with maturity at 2049	$1,783	$1,856,951
4.50%, with maturity at 2047	6,080	6,549,683
5.00%, with various maturities to 2048	19,946	21,119,872
6.00%, with maturity at 2024	279	294,039
6.50%, with maturity at 2024(18)	1,712	1,816,121
7.00%, with maturity at 2026	166	182,604
7.50%, with various maturities to 2032(18)	3,328	3,649,935
8.00%, with various maturities to 2034(18)	2,453	2,750,072
8.50%, with maturity at 2022	48	50,251
9.00%, with various maturities to 2025	371	402,122
9.50%, with various maturities to 2021	38	38,749

		$38,710,399

Total Mortgage Pass-Throughs (identified cost $152,473,148)		$156,204,248

Collateralized Mortgage Obligations — 30.2%

Security	Principal Amount (000’s omitted)	Value
Federal Home Loan Mortgage Corp.:
Series 24, Class J, 6.25%, 11/25/23	$165	$174,691
Series 1497, Class K, 7.00%, 4/15/23	128	136,257
Series 1529, Class Z, 7.00%, 6/15/23	221	236,416
Series 1620, Class Z, 6.00%, 11/15/23	151	160,249
Series 1677, Class Z, 7.50%, 7/15/23	126	134,872
Series 1702, Class PZ, 6.50%, 3/15/24	1,583	1,693,915
Series 2113, Class QG, 6.00%, 1/15/29	400	441,596
Series 2122, Class K, 6.00%, 2/15/29	80	87,743
Series 2130, Class K, 6.00%, 3/15/29	54	59,447

Security	Principal Amount (000’s omitted)	Value
Series 2167, Class BZ, 7.00%, 6/15/29	$62	$69,730
Series 2182, Class ZB, 8.00%, 9/15/29	621	707,862
Series 2198, Class ZA, 8.50%, 11/15/29	691	784,012
Series 2458, Class ZB, 7.00%, 6/15/32	705	817,627
Series 3762, Class SH, 6.618%, (10.00% - 1 mo. USD LIBOR x 2.00), 11/15/40(20)	704	839,589
Series 4097, Class PE, 3.00%, 11/15/40	1,359	1,385,061
Series 4273, Class PU, 4.00%, 11/15/43	2,263	2,485,662
Series 4273, Class SP, 7.49%, (12.00% - 1 mo. USD LIBOR x 2.67), 11/15/43(20)	503	693,678
Series 4337, Class YT, 3.50%, 4/15/49	4,726	4,802,019
Series 4407, Class LN, 5.38%, (9.32% - 1 mo. USD LIBOR x 2.33), 12/15/43(20)	103	105,542
Series 4416, Class SU, 5.218%, (8.60% - 1 mo. USD LIBOR x 2.00), 12/15/44(20)	1,401	1,407,256
Series 4452, Class ZJ, 3.00%, 11/15/44	3,113	3,064,926
Series 4584, Class PM, 3.00%, 5/15/46	3,357	3,420,479
Series 4594, Class FM, 2.691%, (1 mo. USD LIBOR + 1.00%), 6/15/46(14)	506	511,816
Series 4608, Class TV, 3.50%, 1/15/55	6,749	6,837,880
Series 4617, Class CZ, 3.50%, 5/15/46	13	12,603
Series 4630, Class CZ, 3.00%, 12/15/43	8,679	8,792,840
Series 4637, Class CU, 3.00%, 8/15/44	6,188	6,296,474
Series 4637, Class QF, 2.691%, (1 mo. USD LIBOR + 1.00%), 4/15/44(14)(18)	11,420	11,443,857
Series 4639, Class KF, 2.991%, (1 mo. USD LIBOR + 1.30%), 12/15/44(14)	3,507	3,590,727
Series 4677, Class SB, 9.236%, (16.00% - 1 mo. USD LIBOR x 4.00), 4/15/47(20)	2,158	2,385,229
Series 4678, Class PC, 3.00%, 1/15/46(18)	9,394	9,479,556
Series 4746, Class CZ, 4.00%, 11/15/47	220	220,624
Series 4751, Class ZC, 4.00%, 11/15/47	2,459	2,468,601
Series 4774, Class MH, 4.50%, 12/15/42	5,994	6,245,462
Series 4774, Class QD, 4.50%, 1/15/43	14,818	15,438,283
Series 4776, Class C, 4.50%, 3/15/43	5,014	5,206,332
Series 4858, Class LA, 4.50%, 8/15/43	5,879	6,119,352
Series 4859, Class GA, 4.50%, 10/15/43	10,170	10,365,364
Series 4911, Class JZ, 3.50%, 9/25/49	4,688	4,670,847
Series 4914, Class DZ, 4.00%, 9/25/49	3,044	3,027,737
Series 4941, Class ZD, 3.50%, 9/25/49	8,221	8,195,943
Interest Only:(21)
Series 267, Class S5, 4.26%, (6.00% -1 mo. USD LIBOR), 8/15/42(20)	6,127	971,934
Series 284, Class S6, 4.36%, (6.10% - 1 mo. USD LIBOR), 10/15/42(20)	3,398	593,644
Series 362, Class C7, 3.50%, 9/15/47	20,865	3,018,305
Series 362, Class C11, 4.00%, 12/15/47	16,880	2,610,845
Series 3973, Class SG, 4.91%, (6.65% - 1 mo. USD LIBOR), 4/15/30(20)	1,445	59,693
Series 4067, Class JI, 3.50%, 6/15/27	2,896	249,720
Series 4070, Class S, 4.36%, (6.10% - 1 mo. USD LIBOR), 6/15/32(20)	7,188	1,160,701
Series 4088, Class EI, 3.50%, 9/15/41	8,717	925,053
Series 4094, Class CS, 4.26%, (6.00% - 1 mo. USD LIBOR), 8/15/42(20)	3,107	582,928
Series 4095, Class HS, 4.36%, (6.10% - 1 mo. USD LIBOR), 7/15/32(20)	2,085	266,419
Series 4109, Class ES, 4.41%, (6.15% - 1 mo. USD LIBOR), 12/15/41(20)	89	18,088
Series 4109, Class KS, 4.36%, (6.10% - 1 mo. USD LIBOR), 5/15/32(20)	317	3,223
Series 4110, Class SA, 3.91%, (5.65% - 1 mo. USD LIBOR), 9/15/42(20)	4,235	709,455
Series 4149, Class S, 4.51%, (6.25% - 1 mo. USD LIBOR), 1/15/33(20)	3,408	552,551
Series 4188, Class AI, 3.50%, 4/15/28	2,145	161,347
Series 4203, Class QS, 4.51%, (6.25% -1 mo. USD LIBOR), 5/15/43(20)	6,288	852,814
Series 4408, Class IP, 3.50%, 4/15/44	5,778	751,557
Series 4435, Class BI, 3.50%, 7/15/44	12,952	1,782,879

Security	Principal Amount (000’s omitted)	Value
Series 4629, Class QI, 3.50%, 11/15/46	$6,837	$1,046,721
Series 4644, Class TI, 3.50%, 1/15/45	7,225	857,757
Series 4653, Class PI, 3.50%, 7/15/44	3,078	210,038
Series 4667, Class PI, 3.50%, 5/15/42	8,940	726,080
Series 4676, Class DI, 4.00%, 7/15/44	14,354	1,064,409
Series 4744, Class IO, 4.00%, 11/15/47	10,062	1,606,931
Series 4749, Class IL, 4.00%, 12/15/47	4,458	718,389
Series 4767, Class IM, 4.00%, 5/15/45	7,188	585,051
Series 4793, Class SD, 4.46%, (6.20% - 1 mo. USD LIBOR), 6/15/48(20)	23,803	3,091,728
Principal Only:(22)
Series 242, Class PO, 0.00%, 11/15/36	4,148	3,808,939
Series 259, Class PO, 0.00%, 4/15/39	2,454	2,298,415
Series 3606, Class PO, 0.00%, 12/15/39	2,795	2,511,826
Series 4417, Class KO, 0.00%, 12/15/43	536	406,419
Series 4478, Class PO, 0.00%, 5/15/45	1,937	1,699,225
Series 4754, Class JO, 0.00%, 4/15/44	2,139	1,775,701

		$172,696,941

Federal Home Loan Mortgage Corp. Structured Agency Credit Risk Debt Notes:
Series 2018-DNA1, Class M2, 3.592%, (1 mo. USD LIBOR + 1.80%), 7/25/30(14)	$7,517	$7,538,104
Series 2018-DNA2, Class M2, 3.942%, (1 mo. USD LIBOR + 2.15%), 12/25/30(9)(14)	7,000	7,076,958

		$14,615,062

Federal National Mortgage Association:
Series G92-44, Class Z, 8.00%, 7/25/22	$1	$532
Series G92-44, Class ZQ, 8.00%, 7/25/22	1	865
Series G92-46, Class Z, 7.00%, 8/25/22	52	54,637
Series G92-60, Class Z, 7.00%, 10/25/22	82	85,258
Series G93-35, Class ZQ, 6.50%, 11/25/23	1,926	2,033,849
Series G93-40, Class H, 6.40%, 12/25/23	445	472,529
Series 1991-98, Class J, 8.00%, 8/25/21	18	18,495
Series 1992-77, Class ZA, 8.00%, 5/25/22	100	105,084
Series 1992-103, Class Z, 7.50%, 6/25/22	10	10,137
Series 1992-113, Class Z, 7.50%, 7/25/22	26	27,600
Series 1992-185, Class ZB, 7.00%, 10/25/22	40	42,021
Series 1993-16, Class Z, 7.50%, 2/25/23	98	104,164
Series 1993-22, Class PM, 7.40%, 2/25/23	81	85,483
Series 1993-25, Class J, 7.50%, 3/25/23	116	124,279
Series 1993-30, Class PZ, 7.50%, 3/25/23	219	233,599
Series 1993-42, Class ZQ, 6.75%, 4/25/23	286	302,014
Series 1993-56, Class PZ, 7.00%, 5/25/23	47	49,778
Series 1993-156, Class ZB, 7.00%, 9/25/23	58	61,689
Series 1994-45, Class Z, 6.50%, 2/25/24	406	430,414
Series 1994-89, Class ZQ, 8.00%, 7/25/24	313	343,691
Series 1996-57, Class Z, 7.00%, 12/25/26	322	355,088
Series 1997-77, Class Z, 7.00%, 11/18/27	172	192,603
Series 1998-44, Class ZA, 6.50%, 7/20/28	185	204,080
Series 1999-45, Class ZG, 6.50%, 9/25/29	52	57,753
Series 2000-22, Class PN, 6.00%, 7/25/30	646	716,773
Series 2002-1, Class G, 7.00%, 7/25/23	67	71,622
Series 2002-21, Class PE, 6.50%, 4/25/32	438	499,794

Security	Principal Amount (000’s omitted)	Value
Series 2005-75, Class CS, 17.032%, (24.20% - 1 mo. USD LIBOR x 4.00), 9/25/35(20)	$948	$1,657,832
Series 2007-74, Class AC, 5.00%, 8/25/37	4,964	5,410,235
Series 2011-49, Class NT, 6.00%, (66.00% - 1 mo. USD LIBOR x 10.00, Cap 6.00%), 6/25/41(20)	517	573,746
Series 2011-109, Class PE, 3.00%, 8/25/41	3,427	3,437,944
Series 2012-134, Class ZT, 2.00%, 12/25/42	3,085	2,849,804
Series 2013-6, Class TA, 1.50%, 1/25/43	4,565	4,454,389
Series 2013-52, Class MD, 1.25%, 6/25/43	4,593	4,333,518
Series 2013-67, Class NF, 2.792%, (1 mo. USD LIBOR + 1.00%), 7/25/43(14)	2,784	2,788,348
Series 2014-64, Class PA, 3.00%, 3/25/44	3,323	3,376,245
Series 2016-22, Class ZE, 3.00%, 6/25/44	771	770,725
Series 2017-13, Class KF, 2.691%, (1 mo. USD LIBOR + 1.00%), 2/25/47(14)	724	730,535
Series 2017-15, Class LE, 3.00%, 6/25/46(18)	10,752	10,858,334
Series 2017-39, Class JZ, 3.00%, 5/25/47	859	860,370
Series 2017-48, Class LG, 2.75%, 5/25/47	6,874	6,960,272
Series 2017-66, Class ZJ, 3.00%, 9/25/57	2,701	2,674,051
Series 2017-75, Class Z, 3.00%, 9/25/57	1,814	1,795,888
Series 2017-76, Class Z, 3.00%, 10/25/57	1,415	1,400,580
Series 2017-96, Class Z, 3.00%, 12/25/57	2,190	2,167,687
Series 2017-110, Class Z, 3.00%, 2/25/57	2,065	2,038,842
Series 2018-18, Class QD, 4.50%, 5/25/45	24,135	25,526,513
Series 2019-50, Class NZ, 3.50%, 9/25/49	3,768	3,770,174
Series 2019-69, Class NZ, 3.50%, 12/25/49	7,366	7,364,819
Series 2019-73, Class CZ, 3.00%, 12/25/49	4,106	4,055,925
Interest Only:(21)
Series 2010-99, Class NS, 4.808%, (6.60% - 1 mo. USD LIBOR), 3/25/39(20)	138	809
Series 2010-124, Class SJ, 4.258%, (6.05% - 1 mo. USD LIBOR), 11/25/38(20)	1,322	54,025
Series 2011-101, Class IC, 3.50%, 10/25/26	7,217	519,158
Series 2011-101, Class IE, 3.50%, 10/25/26	2,329	168,367
Series 2012-24, Class S, 3.708%, (5.50% - 1 mo. USD LIBOR), 5/25/30(20)	1,372	58,784
Series 2012-33, Class CI, 3.50%, 3/25/27	4,136	303,233
Series 2012-56, Class SU, 4.958%, (6.75% - 1 mo. USD LIBOR), 8/25/26(20)	244	6,115
Series 2012-94, Class KS, 4.858%, (6.65% - 1 mo. USD LIBOR), 5/25/38(20)	4,692	447,438
Series 2012-97, Class PS, 4.358%, (6.15% - 1 mo. USD LIBOR), 3/25/41(20)	6,640	831,351
Series 2012-103, Class GS, 4.308%, (6.10% - 1 mo. USD LIBOR), 2/25/40(20)	3,196	135,679
Series 2012-118, Class IN, 3.50%, 11/25/42	8,224	1,326,736
Series 2012-124, Class IO, 1.832%, 11/25/42(19)	3,569	174,605
Series 2012-125, Class IG, 3.50%, 11/25/42	24,565	3,956,651
Series 2012-150, Class SK, 4.358%, (6.15% - 1 mo. USD LIBOR), 1/25/43(20)	4,422	640,820
Series 2013-12, Class SP, 3.858%, (5.65% - 1 mo. USD LIBOR), 11/25/41(20)	2,323	207,788
Series 2013-15, Class DS, 4.408%, (6.20% - 1 mo. USD LIBOR), 3/25/33(20)	8,921	1,459,324
Series 2013-16, Class SY, 4.358%, (6.15% - 1 mo. USD LIBOR), 3/25/43(20)	2,042	347,100
Series 2013-54, Class HS, 4.508%, (6.30% - 1 mo. USD LIBOR), 10/25/41(20)	2,032	134,480
Series 2013-64, Class PS, 4.458%, (6.25% - 1 mo. USD LIBOR), 4/25/43(20)	3,084	409,778
Series 2013-75, Class SC, 4.458%, (6.25% - 1 mo. USD LIBOR), 7/25/42(20)	7,085	601,821
Series 2014-32, Class EI, 4.00%, 6/25/44	1,320	225,821
Series 2014-55, Class IN, 3.50%, 7/25/44	3,253	448,438
Series 2014-89, Class IO, 3.50%, 1/25/45	4,093	591,455
Series 2015-17, Class SA, 4.408%, (6.20% - 1 mo. USD LIBOR), 11/25/43(20)	4,791	607,311
Series 2015-52, Class MI, 3.50%, 7/25/45	3,484	503,047
Series 2015-95, Class SB, 4.208%, (6.00% - 1 mo. USD LIBOR), 1/25/46(20)	12,093	2,077,118
Series 2016-1, Class SJ, 4.358%, (6.15% - 1 mo. USD LIBOR), 2/25/46(20)	17,894	3,194,178

Security	Principal Amount (000’s omitted)	Value
Series 2017-46, Class NI, 3.00%, 8/25/42	$10,844	$1,067,463
Series 2018-21, Class IO, 3.00%, 4/25/48	20,200	2,816,561
Series 2019-1, Class AS, 4.208%, (6.00% - 1 mo. USD LIBOR), 2/25/49(20)	24,224	3,804,958
Series 2019-33, Class SK, 4.258%, (6.05% - 1 mo. USD LIBOR), 7/25/49(20)	26,681	2,911,778
Principal Only:(22)
Series 379, Class 1, 0.00%, 5/25/37	2,667	2,450,515
Series 2006-8, Class WQ, 0.00%, 3/25/36	3,811	3,462,192

		$142,485,504

Government National Mortgage Association:
Series 2011-156, Class GA, 2.00%, 12/16/41	$593	$564,734
Series 2017-82, Class TZ, 2.50%, 2/16/43	225	223,317
Series 2017-121, Class DF, 2.265%, (1 mo. USD LIBOR + 0.50%), 8/20/47(14)(18)	12,072	12,045,383
Series 2017-137, Class AF, 2.265%, (1 mo. USD LIBOR + 0.50%), 9/20/47(14)(18)	6,867	6,868,267
Series 2017-141, Class KZ, 3.00%, 9/20/47	2,156	2,153,120
Series 2018-6, Class JZ, 4.00%, 1/20/48	4,481	4,976,433
Series 2018-67, Class LT, 4.50%, (13.50% - 1 mo. USD LIBOR x 2.25, Cap 4.50%), 4/20/48(20)	3,110	3,130,814
Series 2019-97, Class ZC, 3.50%, 8/20/49	9,740	9,721,359
Series 2019-108, Class KZ, 3.50%, 8/20/49	4,024	4,016,741
Series 2019-110, Class ZD, 3.50%, 9/20/49	39,911	39,928,721
Series 2019-115, Class ZH, 4.00%, 9/20/49	4,934	4,943,963
Series 2019-117, Class Z, 3.50%, 9/20/49	10,051	10,058,143
Series 2019-123, Class Z, 5.00%, 10/20/49	25,218	25,366,369
Series 2019-136, Class CZ, 3.50%, 11/20/49	6,407	6,404,139
Series 2019-151, Class HZ, 3.50%, 12/20/49	8,000	7,958,638
Series 2019-153, Class MZ, 3.50%, 12/20/49	11,539	11,460,855
Series 2019-158, Class ZJ, 3.50%, 12/20/49	25,000	24,931,012
Interest Only:(21)
Series 2017-104, Class SD, 4.435%, (6.20% - 1 mo. USD LIBOR), 7/20/47(20)	7,559	1,388,743
Series 2018-105, Class SE, 4.435%, (6.20% - 1 mo. USD LIBOR), 8/20/48(20)	8,325	1,322,682

		$177,463,433

Total Collateralized Mortgage Obligations (identified cost $527,804,343)		$507,260,940

Commercial Mortgage-Backed Securities — 5.4%

Security	Principal Amount (000’s omitted)	Value
Agate Bay Mortgage Trust
Series 2015-1, Class A4, 3.50%, 1/25/45(9)(19)	$1,601	$1,624,105
BAMLL Commercial Mortgage Securities Trust
Series 2019-BPR, Class ENM, 3.843%, 11/5/32(9)(19)	795	750,570
Series 2019-BPR, Class FNM, 3.843%, 11/5/32(9)(19)	3,205	2,727,669
CFCRE Commercial Mortgage Trust
Series 2016-C3, Class D, 3.052%, 1/10/48(9)(19)	3,500	3,151,519
Series 2016-C7, Class D, 4.432%, 12/10/54(9)(19)	1,675	1,654,682

Security	Principal Amount (000’s omitted)	Value
Citigroup Commercial Mortgage Trust
Series 2015-P1, Class D, 3.225%, 9/15/48(9)	$1,000	$933,169
Series 2017-MDRB, Class C, 4.24%, (1 mo. USD LIBOR + 2.50%), 7/15/30(9)(14)	5,000	5,002,648
COMM Mortgage Trust
Series 2013-CR11, Class D, 5.116%, 8/10/50(9)(19)	4,500	4,540,176
Series 2015-CR22, Class D, 4.125%, 3/10/48(9)(19)	4,100	4,051,984
Credit Suisse Mortgage Trust
Series 2016-NXSR, Class C, 4.36%, 12/15/49(19)	2,770	2,870,666
Series 2016-NXSR, Class D, 4.36%, 12/15/49(9)(19)	3,000	2,686,769
Federal National Mortgage Association Multifamily Connecticut Avenue Securities Trust
Series 2019-01, Class M7, 3.492%, (1 mo. USD LIBOR + 1.70%), 10/15/49(9)(14)	225	225,774
Series 2019-01, Class M10, 5.042%, (1 mo. USD LIBOR + 3.25%), 10/15/49(9)(14)	120	125,392
JPMBB Commercial Mortgage Securities Trust
Series 2014-C22, Class C, 4.557%, 9/15/47(19)	730	745,679
Series 2014-C22, Class D, 4.557%, 9/15/47(9)(19)	5,276	4,815,710
Series 2014-C25, Class D, 3.951%, 11/15/47(9)(19)	2,974	2,678,342
Series 2015-C29, Class D, 3.656%, 5/15/48(19)	2,000	1,729,640
JPMorgan Chase Commercial Mortgage Securities Trust
Series 2011-C5, Class D, 5.418%, 8/15/46(9)(19)	7,167	7,321,799
Series 2012-CBX, Class AS, 4.271%, 6/15/45	1,000	1,040,996
Series 2013-C13, Class D, 4.065%, 1/15/46(9)(19)	3,000	3,087,987
Series 2013-C16, Class D, 5.027%, 12/15/46(9)(19)	3,500	3,662,351
Series 2014-DSTY, Class B, 3.771%, 6/10/27(9)	2,600	2,583,735
Morgan Stanley Bank of America Merrill Lynch Trust
Series 2015-C23, Class D, 4.13%, 7/15/50(9)(19)	2,000	2,000,689
Series 2016-C29, Class D, 3.00%, 5/15/49(9)	3,577	2,943,283
Series 2016-C32, Class D, 3.396%, 12/15/49(9)(19)	1,600	1,324,974
Morgan Stanley Capital I Trust
Series 2016-UB12, Class D, 3.312%, 12/15/49(9)	4,489	3,496,039
Series 2017-CLS, Class A, 2.44%, (1 mo. USD LIBOR + 0.70%), 11/15/34(9)(14)	2,000	1,996,842
Series 2019-BPR, Class C, 4.79%, (1 mo. USD LIBOR + 3.05%), 5/15/36(9)(14)	1,845	1,847,671
Motel 6 Trust
Series 2017-MTL6, Class C, 3.14%, (1 mo. USD LIBOR + 1.40%), 8/15/34(9)(14)	2,407	2,409,791
RETL Trust
Series 2019-RVP, Class B, 3.29%, (1 mo. USD LIBOR + 1.55%), 3/15/36(9)(14)	735	736,724
UBS Commercial Mortgage Trust
Series 2012-C1, Class D, 5.57%, 5/10/45(9)(19)	3,000	2,948,679
UBS-Barclays Commercial Mortgage Trust
Series 2013-C6, Class D, 4.31%, 4/10/46(9)(19)	4,437	4,314,764
Wells Fargo Commercial Mortgage Trust
Series 2013-LC12, Class D, 4.284%, 7/15/46(9)(19)	3,000	2,670,327
Series 2015-C31, Class D, 3.852%, 11/15/48	2,475	2,280,803
Series 2015-LC22, Class C, 4.534%, 9/15/58(19)	1,250	1,316,493
Series 2016-C35, Class D, 3.142%, 7/15/48(9)	1,850	1,613,549
Series 2016-C36, Class D, 2.942%, 11/15/59(9)	1,500	1,180,865

Total Commercial Mortgage-Backed Securities (identified cost $87,674,972)		$91,092,855

Asset-Backed Securities — 7.2%

Security	Principal Amount (000’s omitted)	Value
Alinea CLO, Ltd.
Series 2018-1A, Class E, 7.966%, (3 mo. USD LIBOR + 6.00%), 7/20/31(9)(14)	$1,000	$964,818
AMMC CLO XII, Ltd.
Series 2013-12A, Class ER, 8.081%, (3 mo. USD LIBOR + 6.18%), 11/10/30(9)(14)	2,000	1,839,916
Ares LII CLO, Ltd.
Series 2019-52A, Class E, 8.503%, (3 mo. USD LIBOR + 6.55%), 4/22/31(9)(14)	1,000	985,598
Ares XL CLO, Ltd.
Series 2016-40A, Class DR, 8.351%, (3 mo. USD LIBOR + 6.35%), 1/15/29(9)(14)	1,000	996,212
Ares XXXVR CLO, Ltd.
Series 2015-35RA, Class E, 7.701%, (3 mo. USD LIBOR + 5.70%), 7/15/30(9)(14)	2,000	1,912,834
Babson CLO, Ltd.
Series 2016-1A, Class ER, 7.934%, (3 mo. USD LIBOR + 6.00%), 7/23/30(9)(14)	1,000	885,170
Bain Capital Credit CLO, Ltd.
Series 2017-2A, Class E, 8.289%, (3 mo. USD LIBOR + 6.35%), 7/25/30(9)(14)	2,000	1,950,098
Bardot CLO, Ltd.
Series 2019-2A, Class E, 8.816%, (3 mo. USD LIBOR + 6.95%), 10/22/32(9)(14)	1,850	1,863,187
Benefit Street Partners CLO XVI, Ltd.
Series 2018-16A, Class E, 8.702%, (3 mo. USD LIBOR + 6.70%), 1/17/32(9)(14)	3,000	2,917,887
Benefit Street Partners CLO XVII, Ltd.
Series 2019-17A, Class E, 8.601%, (3 mo. USD LIBOR + 6.60%), 7/15/32(9)(14)	3,000	2,893,368
Benefit Street Partners CLO XVIII, Ltd.
Series 2019-18A, Class E, 8.809%, (3 mo. USD LIBOR + 6.90%), 10/15/32(9)(14)	4,500	4,501,953
BlueMountain CLO XXIV, Ltd.
Series 2019-24A, Class E, 8.726%, (3 mo. USD LIBOR + 6.76%), 4/20/31(9)(14)	1,000	1,004,777
BlueMountain CLO XXV, Ltd.
Series 2019-25A, Class E, 8.531%, (3 mo. USD LIBOR + 6.70%), 7/15/32(9)(14)	4,500	4,467,109
BlueMountain CLO XXVI, Ltd.
Series 2019-26A, Class E, 9.526%, (3 mo. USD LIBOR + 7.70%), 10/20/32(9)(14)	6,500	6,555,163
BlueMountain CLO, Ltd.
Series 2016-3A, Class ER, 7.86%, (3 mo. USD LIBOR + 5.95%), 11/15/30(9)(14)	2,000	1,869,464
Series 2018-1A, Class E, 7.886%, (3 mo. USD LIBOR + 5.95%), 7/30/30(9)(14)	1,000	935,200
Canyon Capital CLO, Ltd.
Series 2016-2A, Class ER, 8.001%, (3 mo. USD LIBOR + 6.00%), 10/15/31(9)(14)	3,350	3,064,674
Series 2019-2A, Class E, 9.238%, (3 mo. USD LIBOR + 7.15%), 10/15/32(9)(14)	1,000	1,000,177
Carlyle Global Market Strategies CLO, Ltd.
Series 2012-3A, Class DR2, 8.486%, (3 mo. USD LIBOR + 6.50%), 1/14/32(9)(14)	2,000	1,805,222
Series 2014-4RA, Class D, 7.651%, (3 mo. USD LIBOR + 5.65%), 7/15/30(9)(14)	1,250	1,090,024
Series 2015-5A, Class DR, 8.666%, (3 mo. USD LIBOR + 6.70%), 1/20/32(9)(14)	1,000	933,294
Series C17A, Class DR, 7.936%, (3 mo. USD LIBOR + 6.00%), 4/30/31(9)(14)	1,750	1,605,056
Cedar Funding X CLO, Ltd.
Series 2019-10A, Class E, 9.131%, (3 mo. USD LIBOR + 7.00%), 10/20/32(9)(14)	1,500	1,489,930
Cole Park CLO, Ltd.
Series 2015-1A, Class ER, 8.566%, (3 mo. USD LIBOR + 6.60%), 10/20/28(9)(14)	2,000	1,970,491
Dryden Senior Loan Fund
Series 2015-41A, Class ER, 7.286%, (3 mo. USD LIBOR + 5.30%), 4/15/31(9)(14)	2,000	1,789,214
Series 2016-42A, Class ER, 7.551%, (3 mo. USD LIBOR + 5.55%), 7/15/30(9)(14)	1,000	936,229
FOCUS Brands Funding, LLC
Series 2017-1A, Class A2I, 3.857%, 4/30/47(9)	1,580	1,587,419

Security	Principal Amount (000’s omitted)	Value
Fort Washington CLO, Ltd.
Series 2019-1A, Class E, 9.158%, (3 mo. USD LIBOR + 7.25%), 10/20/32(9)(14)	$1,500	$1,493,179
Galaxy XIX CLO, Ltd.
Series 2015-19A, Class D2R, 8.936%, (3 mo. USD LIBOR + 7.00%), 7/24/30(9)(14)	1,600	1,544,277
Galaxy XV CLO, Ltd.
Series 2013-15A, Class ER, 8.646%, (3 mo. USD LIBOR + 6.65%), 10/15/30(9)(14)	3,275	3,094,852
Galaxy XXI CLO, Ltd.
Series 2015-21A, Class ER, 7.216%, (3 mo. USD LIBOR + 5.25%), 4/20/31(9)(14)	1,100	1,024,249
Galaxy XXV CLO, Ltd.
Series 2018-25A, Class E, 7.89%, (3 mo. USD LIBOR + 5.95%), 10/25/31(9)(14)	1,000	945,978
Golub Capital Partners CLO, Ltd.
Series 2018-37A, Class E, 7.716%, (3 mo. USD LIBOR + 5.75%), 7/20/30(9)(14)	3,000	2,873,631
Kayne CLO 5, Ltd.
Series 2019-5A, Class E, 8.881%, (3 mo. USD LIBOR + 6.70%), 7/24/32(9)(14)	4,550	4,373,947
Madison Park Funding XVII, Ltd.
Series 2015-17A, Class ER, 8.466%, (3 mo. USD LIBOR + 6.50%), 7/21/30(9)(14)	2,000	1,980,532
Madison Park Funding XXXVI, Ltd.
Series 2019-36A, Class E, 9.20%, (3 mo. USD LIBOR + 7.25%), 1/15/33(9)(14)	1,500	1,511,176
Madison Park Funding XXXVII, Ltd.
Series 2019-37A, Class E, 8.853%, (3 mo. USD LIBOR + 6.55%), 7/15/32(9)(14)	5,500	5,521,747
Magnetite XXII, Ltd.
Series 2019-22A, Class E, 8.751%, (3 mo. USD LIBOR + 6.75%), 4/15/31(9)(14)	1,500	1,499,997
Magnetite XXIV, Ltd.
Series 2019-24A, Class E, 8.857%, (3 mo. USD LIBOR + 6.95%), 1/15/33(9)(14)	2,000	2,007,860
MVW Owner Trust
Series 2014-1A, Class A, 2.25%, 9/22/31(9)	373	372,269
Neuberger Berman CLO XIV, Ltd.
Series 2013-14A, Class ER, 8.386%, (3 mo. USD LIBOR + 6.45%), 1/28/30(9)(14)	750	717,223
Neuberger Berman CLO XXII, Ltd.
Series 2016-22A, Class ER, 8.062%, (3 mo. USD LIBOR + 6.06%), 10/17/30(9)(14)	1,500	1,435,269
Neuberger Berman Loan Advisers CLO 30, Ltd.
Series 2018-30A, Class E, 8.716%, (3 mo. USD LIBOR + 6.75%), 1/20/31(9)(14)	2,000	2,002,758
Neuberger Berman Loan Advisers CLO 31, Ltd.
Series 2019-31A, Class E, 8.716%, (3 mo. USD LIBOR + 6.75%), 4/20/31(9)(14)	1,000	996,108
Neuberger Berman Loan Advisers CLO 33, Ltd.
Series 2019-33A, Class E, 8.94%, (3 mo. USD LIBOR + 6.80%), 10/16/32(9)(14)	2,250	2,216,509
Palmer Square CLO, Ltd.
Series 2013-2A, Class DRR, 7.852%, (3 mo. USD LIBOR + 5.85%), 10/17/31(9)(14)	2,000	1,933,552
Series 2018-2A, Class D, 7.601%, (3 mo. USD LIBOR + 5.60%), 7/16/31(9)(14)	1,000	977,347
Series 2019-1A, Class D, 8.935%, (3 mo. USD LIBOR + 7.00%), 11/14/32(9)(14)	2,000	2,010,955
Purchasing Power Funding, LLC
Series 2018-A, Class A, 3.34%, 8/15/22(9)	3,200	3,204,864
Regatta IX Funding, Ltd.
Series 2017-1A, Class E, 8.002%, (3 mo. USD LIBOR + 6.00%), 4/17/30(9)(14)	450	448,027
Regatta XII Funding, Ltd.
Series 2019-1A, Class E, 8.851%, (3 mo. USD LIBOR + 6.85%), 10/15/32(9)(14)	2,000	1,965,544
Regatta XIII Funding, Ltd.
Series 2018-2A, Class D, 7.951%, (3 mo. USD LIBOR + 5.95%), 7/15/31(9)(14)	2,000	1,871,786
Regatta XIV Funding, Ltd.
Series 2018-3A, Class E, 7.89%, (3 mo. USD LIBOR + 5.95%), 10/25/31(9)(14)	1,000	943,820

Security	Principal Amount (000’s omitted)	Value
Regatta XVI Funding, Ltd.
Series 2019-2A, Class E, 8.903%, (3 mo. USD LIBOR + 7.00%), 1/15/33(9)(14)	$1,800	$1,788,710
Southwick Park CLO, LLC
Series 2019-4A, Class E, 8.866%, (3 mo. USD LIBOR + 6.70%), 7/20/32(9)(14)	6,000	5,844,708
Trafigura Securitisation Finance PLC
Series 2017-1A, Class B, 3.44%, (1 mo. USD LIBOR + 1.70%), 12/15/20(9)(14)	1,500	1,504,531
Tricon American Homes Trust
Series 2016-SFR1, Class D, 3.886%, 11/17/33(9)	1,300	1,307,221
Vibrant CLO IX, Ltd.
Series 2018-9A, Class D, 8.216%, (3 mo. USD LIBOR + 6.25%), 7/20/31(9)(14)	1,000	887,105
Vibrant CLO XI, Ltd.
Series 2019-11A, Class D, 8.869%, (3 mo. USD LIBOR + 6.77%), 7/20/32(9)(14)	575	545,240
Voya CLO, Ltd.
Series 2015-3A, Class DR, 8.166%, (3 mo. USD LIBOR + 6.20%), 10/20/31(9)(14)	3,000	2,872,728
Series 2016-3A, Class DR, 8.083%, (3 mo. USD LIBOR + 6.08%), 10/18/31(9)(14)	1,400	1,272,989
Series 2019-4A, Class E, 9.223%, (3 mo. USD LIBOR + 7.48%), 1/15/33(9)(14)	3,000	3,020,680

Total Asset-Backed Securities (identified cost $123,221,611)		$121,825,852

Common Stocks — 0.5%

Security	Shares	Value
Aerospace and Defense — 0.0%(7)
IAP Global Services, LLC(3)(23)(24)	31	$397,933

		$397,933

Automotive — 0.0%(7)
Dayco Products, LLC(23)(24)	27,250	$572,250

		$572,250

Business Equipment and Services — 0.0%(7)
Crossmark Holdings, Inc.(23)(24)	4,883	$246,592

		$246,592

Electronics/Electrical — 0.0%(7)
Answers Corp.(3)(23)	78,756	$153,574

		$153,574

Health Care — 0.0%
New Millennium Holdco, Inc.(3)(23)(24)	42,216	$0

		$0

Oil and Gas — 0.2%
AFG Holdings, Inc.(3)(23)(24)	29,751	$1,348,315
Fieldwood Energy, Inc.(23)(24)	10,085	211,785
Nine Point Energy Holdings, Inc.(3)(24)(25)	29,787	298
Samson Resources II, LLC, Class A(23)	45,294	951,174
Southcross Holdings Group, LLC(3)(23)(24)	78	0
Southcross Holdings L.P., Class A(23)(24)	78	5,694

		$2,517,266

Security	Shares	Value
Publishing — 0.1%
ION Media Networks, Inc.(3)(23)	5,187	$2,406,509
Tweddle Group, Inc.(3)(23)(24)	5,433	760

		$2,407,269

Radio and Television — 0.1%
Clear Channel Outdoor Holdings, Inc.(23)(24)	74,443	$212,907
Cumulus Media, Inc., Class A(23)(24)	50,522	887,672
iHeartMedia, Inc., Class A(23)(24)	31,657	535,003

		$1,635,582

Retailers (Except Food and Drug) — 0.1%
David’s Bridal, LLC(3)(23)(24)	40,851	$884,833

		$884,833

Telecommunications — 0.0%(7)
Avaya Holdings Corp.(24)	2	$27

		$27

Total Common Stocks (identified cost $7,735,085)		$8,815,326

Convertible Preferred Stocks — 0.0%(7)

Security	Shares	Value
Oil and Gas — 0.0%(7)
Nine Point Energy Holdings, Inc., Series A, 12.00%(3)(24)(25)	555	$320,663

Total Convertible Preferred Stocks (identified cost $555,000)		$320,663

Preferred Stocks — 0.1%

Security	Shares	Value
Pipelines — 0.1%
NuStar Energy, L.P., Series B, 7.625% to 6/15/22(11)	31,500	$681,975

		$681,975

Retailers (Except Food and Drug) — 0.0%(7)
David’s Bridal, LLC, Series A(3)(23)(24)	1,136	$90,880
David’s Bridal, LLC, Series B(3)(23)(24)	4,631	374,926

		$465,806

Total Preferred Stocks (identified cost $1,077,376)		$1,147,781

Closed-End Funds — 1.4%

Security	Shares	Value
BlackRock Corporate High Yield Fund, Inc.	2,089,114	$23,398,077

Total Closed-End Funds (identified cost $25,357,186)		$23,398,077

Warrants — 0.0%

Security	Shares	Value
Retailers (Except Food and Drug) — 0.0%
David’s Bridal, LLC, Exp. 11/26/22(3)(23)(24)	8	$0

Total Warrants (identified cost $0)		$0

Miscellaneous — 0.0%(7)

Security	Shares	Value
Cable and Satellite Television — 0.0%
ACC Claims Holdings, LLC(3)(24)	2,257,600	$0

		$0

Oil and Gas — 0.0%(7)
Paragon Offshore Finance Company, Class A(23)(24)	2,021	$606
Paragon Offshore Finance Company, Class B(23)(24)	1,011	20,220

		$20,826

Total Miscellaneous (identified cost $21,988)		$20,826

Short-Term Investments — 3.3%

U.S. Treasury Obligations — 0.0%(7)

Security	Principal Amount (000’s omitted)	Value
U.S. Treasury Bill, 0.00%, 1/30/20(26)	$500	$499,436

Total U.S. Treasury Obligations (identified cost $499,403)		$499,436

Other — 3.3%

Description	Units	Value
Eaton Vance Cash Reserves Fund, LLC, 1.78%(27)	54,935,816	$54,935,816

Total Other (identified cost $54,934,737)		$54,935,816

Total Short-Term Investments (identified cost $55,434,140)		$55,435,252

Total Investments — 157.5% (identified cost $2,648,785,193)		$2,648,720,037

Less Unfunded Loan Commitments — (0.0)%(7)		$(663,227)

Value
Net Investments — 157.5% (identified cost $2,648,121,966)	$2,648,056,810

Other Assets, Less Liabilities — (44.6)%	$(750,694,443)

Auction Preferred Shares Plus Cumulative Unpaid Dividends — (12.9)%	$(216,052,648)

Net Assets Applicable to Common Shares — 100.0%	$1,681,309,719

The percentage shown for each investment category in the Portfolio of Investments is based on net assets applicable to common shares.

*	In U.S. dollars unless otherwise indicated.

(1)

Senior floating-rate loans (Senior Loans) often require prepayments from excess cash flows or permit the borrowers to repay at their election. The degree to which borrowers repay, whether as a contractual requirement or at their election, cannot be predicted with accuracy. As a result, the actual remaining maturity may be substantially less than the stated maturities shown. However, Senior Loans will typically have an expected average life of approximately two to four years. Senior Loans typically have rates of interest which are redetermined periodically by reference to a base lending rate, plus a spread. These base lending rates are primarily the London Interbank Offered Rate (“LIBOR”) and secondarily, the prime rate offered by one or more major United States banks (the “Prime Rate”). Base lending rates may be subject to a floor, or minimum rate.

(2)

Unfunded or partially unfunded loan commitments. The Fund may enter into certain loan agreements all or a portion of which may be unfunded. The Fund is obligated to fund these commitments at the borrower’s discretion. The stated interest rate reflects the weighted average of the reference rate and spread for the funded portion, if any, and the commitment fees on the portion of the loan that is unfunded. At December 31, 2019, the total value of unfunded loan commitments is $668,756.

(3)	For fair value measurement disclosure purposes, security is categorized as Level 3.

(4)

The stated interest rate represents the weighted average interest rate at December 31, 2019 of contracts within the senior loan facility. Interest rates on contracts are primarily redetermined either weekly, monthly or quarterly by reference to the indicated base lending rate and spread and the reset period.

(5)	This Senior Loan will settle after December 31, 2019, at which time the interest rate will be determined.

(6)	Issuer is in default with respect to interest and/or principal payments. For a variable rate security, interest rate has been adjusted to reflect non-accrual status.

(7)	Amount is less than 0.05% or (0.05)%, as applicable.

(8)	Fixed-rate loan.

(9)

Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be sold in certain transactions in reliance on an exemption from registration (normally to qualified institutional buyers). At December 31, 2019, the aggregate value of these securities is $689,872,673 or 41.0% of the Fund’s net assets applicable to common shares.

(10)

Security exempt from registration under Regulation S of the Securities Act of 1933, which exempts from registration securities offered and sold outside the United States. Security may not be offered or sold in the United States except pursuant to an exemption from, or in a transaction not subject to, the registration requirements of the Securities Act of 1933. At December 31, 2019, the aggregate value of these securities is $106,428,268 or 6.3% of the Fund’s net assets applicable to common shares.

(11)	Security converts to variable rate after the indicated fixed-rate coupon period.

(12)	Perpetual security with no stated maturity date but may be subject to calls by the issuer.

(13)	Represents a payment-in-kind security which may pay interest in additional principal at the issuer’s discretion.

(14)	Variable rate security. The stated interest rate represents the rate in effect at December 31, 2019.

(15)

Amounts payable in respect of the security are contingent upon and determined by reference to Ukraine’s GDP and Real GDP Growth Rate. Principal amount represents the notional amount used to calculate payments due to the security holder and does not represent an entitlement for payment.

(16)	Loan is subject to scheduled mandatory prepayments. Maturity date shown reflects the final maturity date.

(17)

Adjustable rate mortgage security whose interest rate generally adjusts monthly based on a weighted average of interest rates on the underlying mortgages. The coupon rate may not reflect the applicable index value as interest rates on the underlying mortgages may adjust on various dates and at various intervals and may be subject to lifetime ceilings and lifetime floors and lookback periods. Rate shown is the coupon rate at December 31, 2019.

(18)	Security (or a portion thereof) has been pledged for the benefit of the counterparty for reverse repurchase agreements.

(19)	Weighted average fixed-rate coupon that changes/updates monthly. Rate shown is the rate at December 31, 2019.

(20)	Inverse floating-rate security whose coupon varies inversely with changes in the interest rate index. The stated interest rate represents the coupon rate in effect at December 31, 2019.

(21)

Interest only security that entitles the holder to receive only interest payments on the underlying mortgages. Principal amount shown is the notional amount of the underlying mortgages on which coupon interest is calculated.

(22)	Principal only security that entitles the holder to receive only principal payments on the underlying mortgages.

(23)	Security was acquired in connection with a restructuring of a Senior Loan and may be subject to restrictions on resale.

(24)	Non-income producing security.

(25)	Restricted security.

(26)	Security (or a portion thereof) has been pledged to cover margin requirements on open financial futures contracts.

(27)

Affiliated investment company, available to Eaton Vance portfolios and funds, which invests in high quality, U.S. dollar denominated money market instruments. The rate shown is the annualized seven-day yield as of December 31, 2019.

Centrally Cleared Forward Foreign Currency Exchange Contracts

Currency Purchased		Currency Sold		Settlement Date	Value/Unrealized Appreciation (Depreciation)
EUR	1,550,189	USD	1,734,723	1/22/20	$6,177
EUR	273,518	USD	306,969	1/22/20	198
EUR	670,357	USD	754,822	1/22/20	(1,995)
USD	2,862,854	EUR	2,513,204	1/22/20	40,464

					$44,844

Forward Foreign Currency Exchange Contracts

Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation	Unrealized (Depreciation)
EUR	19,140	USD	21,290	Citibank, N.A.	1/13/20	$193	$—
EUR	687,835	USD	766,511	Goldman Sachs International	1/13/20	5,514	—
EUR	178,516	USD	198,867	Goldman Sachs International	1/13/20	1,499	—
USD	1,022,112	EUR	919,217	Citibank, N.A.	1/13/20	—	(9,616)
USD	4,272,934	EUR	3,841,527	Citibank, N.A.	1/13/20	—	(38,790)
EUR	346,452	USD	385,268	Citibank, N.A.	1/31/20	4,024	—
EUR	576,076	USD	641,144	State Street Bank and Trust Company	1/31/20	6,165	—
EUR	326,362	USD	361,020	State Street Bank and Trust Company	1/31/20	5,697	—
EUR	130,640	USD	144,626	State Street Bank and Trust Company	1/31/20	2,168	—
EUR	198,158	USD	220,746	State Street Bank and Trust Company	1/31/20	1,914	—
EUR	131,223	USD	145,775	State Street Bank and Trust Company	1/31/20	1,675	—
EUR	147,015	USD	163,534	State Street Bank and Trust Company	1/31/20	1,659	—
EUR	104,105	USD	115,504	State Street Bank and Trust Company	1/31/20	1,474	—
EUR	116,485	USD	129,491	State Street Bank and Trust Company	1/31/20	1,398	—

Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation	Unrealized (Depreciation)
EUR	101,799	USD	113,900	State Street Bank and Trust Company	1/31/20	$487	$—
USD	164,461	EUR	147,327	Bank of America, N.A.	1/31/20	—	(1,083)
USD	864,669	EUR	773,165	Bank of America, N.A.	1/31/20	—	(4,098)
USD	12,491,518	EUR	11,169,596	Bank of America, N.A.	1/31/20	—	(59,209)
USD	17,143,633	EUR	15,330,975	Goldman Sachs International	1/31/20	—	(83,032)
USD	171,246	EUR	155,122	HSBC Bank USA, N.A.	1/31/20	—	(3,057)
USD	5,189	EUR	4,686	State Street Bank and Trust Company	1/31/20	—	(76)
USD	105,879	EUR	95,134	State Street Bank and Trust Company	1/31/20	—	(1,018)
USD	124,492	EUR	111,753	State Street Bank and Trust Company	1/31/20	—	(1,080)
USD	172,353	EUR	154,488	State Street Bank and Trust Company	1/31/20	—	(1,237)
USD	111,111	EUR	100,000	State Street Bank and Trust Company	1/31/20	—	(1,255)
USD	139,817	EUR	125,860	State Street Bank and Trust Company	1/31/20	—	(1,606)
USD	150,056	EUR	135,510	State Street Bank and Trust Company	1/31/20	—	(2,210)
USD	246,786	EUR	221,633	State Street Bank and Trust Company	1/31/20	—	(2,253)
USD	190,844	EUR	172,000	State Street Bank and Trust Company	1/31/20	—	(2,424)
USD	277,670	EUR	250,000	State Street Bank and Trust Company	1/31/20	—	(3,243)
USD	703,436	EUR	629,000	State Street Bank and Trust Company	1/31/20	—	(3,341)
USD	444,252	EUR	400,000	State Street Bank and Trust Company	1/31/20	—	(5,208)
USD	992,212	EUR	888,111	State Street Bank and Trust Company	1/31/20	—	(5,715)
USD	549,199	EUR	495,000	State Street Bank and Trust Company	1/31/20	—	(7,008)
USD	10,176,894	EUR	9,100,000	State Street Bank and Trust Company	1/31/20	—	(48,329)
USD	357,117	GBP	276,861	Citibank, N.A.	1/31/20	—	(9,908)
USD	5,022,210	GBP	3,893,548	Citibank, N.A.	1/31/20	—	(139,334)
USD	166,985	GBP	129,236	HSBC Bank USA, N.A.	1/31/20	—	(4,339)
USD	10,532	GBP	8,027	State Street Bank and Trust Company	1/31/20	—	(109)
USD	31,804	GBP	24,239	State Street Bank and Trust Company	1/31/20	—	(329)
USD	139,699	GBP	106,025	State Street Bank and Trust Company	1/31/20	—	(854)
USD	239,280	GBP	185,396	State Street Bank and Trust Company	1/31/20	—	(6,494)
USD	1,238,668	GBP	959,842	State Street Bank and Trust Company	1/31/20	—	(33,761)
USD	1,128,122	EUR	1,010,000	State Street Bank and Trust Company	2/28/20	—	(8,752)
USD	1,104,011	EUR	992,133	State Street Bank and Trust Company	2/28/20	—	(12,752)
USD	1,175,568	EUR	1,060,008	State Street Bank and Trust Company	2/28/20	—	(17,596)
USD	3,393,284	EUR	3,037,500	State Street Bank and Trust Company	2/28/20	—	(25,781)
USD	12,213,756	EUR	11,011,122	State Street Bank and Trust Company	2/28/20	—	(180,562)
USD	17,328,187	EUR	15,527,397	HSBC Bank USA, N.A.	3/31/20	—	(185,098)

						$33,867	$(910,557)

Futures Contracts

Description	Number of Contracts	Position	Expiration Date	Notional Amount	Value/ Unrealized Appreciation (Depreciation)
Interest Rate Futures
5-Year USD Deliverable Interest Rate Swap	19	Short	3/16/20	$(1,902,820)	$6,680
10-Year USD Deliverable Interest Rate Swap	12	Short	3/16/20	(1,211,625)	13,219
Euro-Bobl	20	Short	3/6/20	(2,997,855)	10,993
Euro-Bund	6	Short	3/6/20	(1,147,432)	11,464
U.S. 10-Year Treasury Note	260	Long	3/20/20	33,389,687	(353,438)
U.S. Long Treasury Bond	28	Short	3/20/20	(4,365,375)	109,156
U.S. Ultra-Long Treasury Bond	14	Short	3/20/20	(2,543,188)	98,828
U.S. Ultra-Long Treasury Bond	319	Long	3/20/20	57,948,344	(1,748,234)

					$(1,851,332)

Centrally Cleared Interest Rate Swaps

Notional Amount (000’s omitted)		Fund Pays/Receives Floating Rate	Floating Rate	Annual Fixed Rate	Termination Date	Value	Unamortized Upfront Receipts (Payments)	Unrealized Appreciation (Depreciation)
EUR	950	Receives	6-month EURIBOR (pays semi-annually)	(0.53)% (pays annually)	8/22/24	$19,133	$—	$19,133
USD	760	Receives	3-month USD-LIBOR (pays quarterly)	1.93% (pays semi-annually)	11/3/20	(831)	—	(831)
USD	100	Receives	3-month USD-LIBOR (pays quarterly)	1.96% (pays semi-annually)	11/17/20	(154)	(80)	(234)
USD	550	Receives	3-month USD-LIBOR (pays quarterly)	2.68% (pays semi-annually)	3/16/21	(9,945)	(115)	(10,060)
USD	650	Receives	3-month USD-LIBOR (pays quarterly)	2.68% (pays semi-annually)	3/16/21	(11,763)	(120)	(11,883)
USD	1,146	Receives	3-month USD-LIBOR (pays quarterly)	1.44% (pays semi-annually)	9/26/24	10,894	—	10,894
USD	1,600	Receives	3-month USD-LIBOR (pays quarterly)	1.52% (pays semi-annually)	9/27/24	8,782	—	8,782
USD	3,160	Receives	3-month USD-LIBOR (pays quarterly)	1.74% (pays semi-annually)	12/16/26	11,035	—	11,035
USD	673	Receives	3-month USD-LIBOR (pays quarterly)	3.13% (pays semi-annually)	9/28/28	(74,724)	—	(74,724)
USD	573	Receives	3-month USD-LIBOR (pays quarterly)	3.12% (pays semi-annually)	10/2/28	(59,772)	—	(59,772)
USD	603	Receives	3-month USD-LIBOR (pays quarterly)	3.29% (pays semi-annually)	11/13/28	(71,701)	—	(71,701)
USD	1,185	Receives	3-month USD-LIBOR (pays quarterly)	3.25% (pays semi-annually)	11/13/28	(136,675)	—	(136,675)
USD	1,954	Receives	3-month USD-LIBOR (pays quarterly)	2.63% (pays semi-annually)	3/25/29	(138,743)	17,121	(121,622)
USD	5,222	Receives	3-month USD-LIBOR (pays quarterly)	2.09% (pays semi-annually)	7/15/29	(120,984)	1,691	(119,293)
USD	427	Receives	3-month USD-LIBOR (pays quarterly)	2.03% (pays semi-annually)	7/17/29	(7,590)	(372)	(7,962)
USD	410	Receives	3-month USD-LIBOR (pays quarterly)	1.35% (pays semi-annually)	9/6/29	18,237	—	18,237
USD	300	Receives	3-month USD-LIBOR (pays quarterly)	1.46% (pays semi-annually)	9/9/29	10,182	—	10,182
USD	1,383	Receives	3-month USD-LIBOR (pays quarterly)	1.47% (pays semi-annually)	9/9/29	45,545	—	45,545
USD	61	Receives	3-month USD-LIBOR (pays quarterly)	1.49% (pays semi-annually)	9/10/29	1,926	—	1,926
USD	1,969	Receives	3-month USD-LIBOR (pays quarterly)	1.66% (pays semi-annually)	9/16/29	32,092	—	32,092
USD	150	Receives	3-month USD-LIBOR (pays quarterly)	1.71% (pays semi-annually)	9/19/29	1,763	—	1,763
USD	1,455	Receives	3-month USD-LIBOR (pays quarterly)	1.69% (pays semi-annually)	10/22/29	26,213	—	26,213
USD	209	Receives	3-month USD-LIBOR (pays quarterly)	1.67% (pays semi-annually)	10/22/29	4,243	—	4,243

Notional Amount (000’s omitted)		Fund Pays/Receives Floating Rate	Floating Rate	Annual Fixed Rate	Termination Date	Value	Unamortized Upfront Receipts (Payments)	Unrealized Appreciation (Depreciation)
USD	266	Receives	3-month USD-LIBOR (pays quarterly)	1.72% (pays semi-annually)	10/23/29	$4,172	$—	$4,172
USD	1,100	Receives	3-month USD-LIBOR (pays quarterly)	1.76% (pays semi-annually)	12/12/29	12,829	—	12,829
USD	2,135	Receives	3-month USD-LIBOR (pays quarterly)	1.74% (pays semi-annually)	12/12/29	28,854	—	28,854
USD	800	Receives	3-month USD-LIBOR (pays quarterly)	1.76% (pays semi-annually)	12/12/29	9,425	—	9,425
USD	3,170	Receives	3-month USD-LIBOR (pays quarterly)	1.74% (pays semi-annually)	12/12/29	44,923	—	44,923
USD	1,280	Receives	3-month USD-LIBOR (pays quarterly)	2.88% (pays semi-annually)	1/31/49	(231,020)	(653)	(231,673)
USD	945	Receives	3-month USD-LIBOR (pays quarterly)	2.21% (pays semi-annually)	8/1/49	(29,464)	—	(29,464)
USD	148	Receives	3-month USD-LIBOR (pays quarterly)	1.70% (pays semi-annually)	8/27/49	12,179	—	12,179
USD	128	Receives	3-month USD-LIBOR (pays quarterly)	1.71% (pays semi-annually)	8/27/49	10,216	—	10,216
USD	160	Receives	3-month USD-LIBOR (pays quarterly)	1.65% (pays semi-annually)	8/28/49	15,159	—	15,159
USD	320	Receives	3-month USD-LIBOR (pays quarterly)	1.57% (pays semi-annually)	8/29/49	35,961	—	35,961
USD	85	Receives	3-month USD-LIBOR (pays quarterly)	1.54% (pays semi-annually)	8/30/49	10,123	—	10,123
USD	274	Receives	3-month USD-LIBOR (pays quarterly)	1.65% (pays semi-annually)	9/9/49	25,779	—	25,779
USD	88	Receives	3-month USD-LIBOR (pays quarterly)	1.70% (pays semi-annually)	9/12/49	7,328	—	7,328
USD	1,400	Receives	3-month USD-LIBOR (pays quarterly)	1.87% (pays semi-annually)	10/25/49	69,065	—	69,065
USD	182	Receives	3-month USD-LIBOR (pays quarterly)	1.97% (pays semi-annually)	11/15/49	4,991	—	4,991
USD	940	Receives	3-month USD-LIBOR (pays quarterly)	1.88% (pays semi-annually)	11/21/49	43,631	—	43,631
USD	647	Receives	3-month USD-LIBOR (pays quarterly)	1.82% (pays semi-annually)	12/6/49	39,512	—	39,512
USD	91	Receives	3-month USD-LIBOR (pays quarterly)	1.81% (pays semi-annually)	12/6/49	5,643	—	5,643
USD	183	Receives	3-month USD-LIBOR (pays quarterly)	1.94% (pays semi-annually)	12/11/49	6,364	—	6,364
USD	440	Receives	3-month USD-LIBOR (pays quarterly)	1.93% (pays semi-annually)	12/12/49	15,696	—	15,696
USD	1,313	Receives	3-month USD-LIBOR (pays quarterly)	2.05% (pays semi-annually)	12/30/49	11,041	—	11,041

Total						$(290,430)	$17,472	$(272,958)

Centrally Cleared Credit Default Swaps — Sell Protection

Reference Entity	Notional Amount* (000’s omitted)	Contract Annual Fixed Rate**		Termination Date	Current Market Annual Fixed Rate***	Value	Unamortized Upfront Receipts (Payments)	Unrealized Appreciation (Depreciation)
Mexico	$2,500	1.00 (pays quarterly	% )(1)	12/20/24	0.78%	$26,476	$11,629	$38,105
Russia	2,800	1.00 (pays quarterly	% )(1)	12/20/24	0.56	60,137	(25,010)	35,127
Turkey	1,200	1.00 (pays quarterly	% )(1)	6/20/20	0.70	2,118	18,655	20,773
Turkey	2,400	1.00 (pays quarterly	% )(1)	12/20/24	2.85	(197,970)	287,860	89,890

Total	$8,900					$(109,239)	$293,134	$183,895

Credit Default Swaps — Sell Protection

Reference Entity	Counterparty	Notional Amount* (000’s omitted)	Contract Annual Fixed Rate**	Termination Date	Current Market Annual Fixed Rate***	Value	Unamortized Upfront Payments Received	Unrealized Appreciation (Depreciation)
Bahamas	Deutsche Bank AG	$1,150	1.00% (pays quarterly)(1)	6/20/22	1.33%	$(8,845)	$51,026	$42,181

Total		$1,150				$(8,845)	$51,026	$42,181

*

If the Fund is the seller of credit protection, the notional amount is the maximum potential amount of future payments the Fund could be required to make if a credit event, as defined in the credit default swap agreement, were to occur. At December 31, 2019, such maximum potential amount for all open credit default swaps in which the Fund is the seller was $10,050,000.

**	The contract annual fixed rate represents the fixed rate of interest received by the Fund (as a seller of protection) on the notional amount of the credit default swap contract.

***

Current market annual fixed rates, utilized in determining the net unrealized appreciation or depreciation as of period end, serve as an indicator of the market’s perception of the current status of the payment/performance risk associated with the credit derivative. The current market annual fixed rate of a particular reference entity reflects the cost, as quoted by the pricing vendor, of selling protection against default of that entity as of period end and may include upfront payments required to be made to enter into the agreement. The higher the fixed rate, the greater the market perceived risk of a credit event involving the reference entity. A rate identified as “Defaulted” indicates a credit event has occurred for the reference entity.

(1)	Upfront payment is exchanged with the counterparty as a result of the standardized trading coupon.

Abbreviations:

CMT	-	Constant Maturity Treasury

COF	-	Cost of Funds 11th District

DIP	-	Debtor In Possession

EURIBOR	-	Euro Interbank Offered Rate

GDP	-	Gross Domestic Product

LIBOR	-	London Interbank Offered Rate

PIK	-	Payment In Kind

Currency Abbreviations:

EUR	-	Euro

GBP	-	British Pound Sterling

USD	-	United States Dollar

At December 31, 2019, the Fund had sufficient cash and/or securities to cover commitments under open derivative contracts.

In the normal course of pursuing its investment objectives, the Fund is subject to the following risks:

Credit Risk: The Fund enters into credit default swap contracts to enhance total return and/or as a substitute for the purchase of securities.

Foreign Exchange Risk: The Fund holds foreign currency denominated investments. The value of these investments and related receivables and payables may change due to future changes in foreign currency exchange rates. To hedge against this risk, the Fund enters into forward foreign currency exchange contracts.

Interest Rate Risk: The Fund utilizes various interest rate derivatives including futures contracts and interest rate swaps to manage the duration of its portfolio and to hedge against fluctuations in securities prices due to interest rates.

The fair value of open derivative instruments (not considered to be hedging instruments for accounting disclosure purposes) by risk exposure at December 31, 2019 was as follows:

		Fair Value
Risk	Derivative	Asset Derivative	Liability Derivative
Credit	Credit Default Swaps	$—	$(8,845)
Credit	Credit Default Swaps (Centrally Cleared)	88,731	(197,970)

Total		$88,731	$(206,815)

Foreign Exchange	Forward Foreign Currency Exchange Contracts	$33,867	$(910,557)
Foreign Exchange	Forward Foreign Currency Exchange Contracts (Centrally Cleared)	46,839	(1,995)

Total		$80,706	$(912,552)

Interest Rate	Financial Futures Contracts	$250,340	$(2,101,672)
Interest Rate	Interest Rate Swaps (Centrally Cleared)	602,936	(893,366)

Total		$853,276	$(2,995,038)

Reverse Repurchase Agreements

Reverse repurchase agreements outstanding as of December 31, 2019 were as follows:

Counterparty	Trade Date	Maturity Date	Interest Rate	Principal Amount	Value Including Accrued Interest	U.S. Government Agency Securities Pledged as Collateral
Bank of America	12/20/19	1/22/20	2.14%	$11,992,134	$12,000,688	$12,396,678
Bank of America	12/20/19	1/22/20	2.19	39,042,940	39,071,442	41,215,842
Bank of Montreal	12/20/19	1/22/20	2.15	29,103,290	29,124,147	30,610,145

Total				$80,138,364	$80,196,277	84,222,665

The Fund also pledged cash of $2,492,942 and $990,000 to Bank of America and Bank of Montreal, respectively, as additional collateral for its reverse repurchase agreements. At December 31, 2019, the remaining contractual maturity of all reverse repurchase agreements was less than 30 days.

Based on the short-term nature of the borrowings under the reverse repurchase agreements, the carrying value of the payable for reverse repurchase agreements approximated its fair value at December 31, 2019. If measured at fair value, borrowings under the reverse repurchase agreements would have been considered as Level 2 in the fair value hierarchy at December 31, 2019.

Restricted Securities

At December 31, 2019, the Fund owned the following securities (representing less than 0.1% of net assets applicable to common shares) which were restricted as to public resale and not registered under the Securities Act of 1933 (excluding Rule 144A securities). The Fund has various registration rights (exercisable under a variety of circumstances) with respect to these securities. The value of these securities is determined based on valuations provided by brokers when available, or if not available, they are valued at fair value using methods determined in good faith by or at the direction of the Trustees.

Description	Date of Acquisition	Shares	Cost	Value
Common Stocks
Nine Point Energy Holdings, Inc.	7/15/14	29,787	$1,370,397	$298
Convertible Preferred Stocks
Nine Point Energy Holdings, Inc., Series A, 12.00%	5/26/17	555	$555,000	$320,663

Total Restricted Securities			$1,925,397	$320,961

At December 31, 2019, the value of the Fund’s investment in affiliated funds was $54,935,816, which represents 3.3% of the Fund’s net assets applicable to common shares. Transactions in affiliated funds by the Fund for the fiscal year to date ended December 31, 2019 were as follows:

Name of affiliated fund	Value, beginning of period	Purchases	Sales proceeds	Net realized gain (loss)	Change in unrealized appreciation (depreciation)	Value, end of period	Dividend income	Units, end of period
Short-Term Investments
Eaton Vance Cash Reserves Fund, LLC, 1.78%	$43,608,087	$883,098,510	$(871,765,237)	$(6,646)	$1,102	$54,935,816	$612,490	54,935,816

Under generally accepted accounting principles for fair value measurements, a three-tier hierarchy to prioritize the assumptions, referred to as inputs, is used in valuation techniques to measure fair value. The three-tier hierarchy of inputs is summarized in the three broad levels listed below.

•	Level 1 — quoted prices in active markets for identical investments

•	Level 2 — other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 — significant unobservable inputs (including a fund’s own assumptions in determining the fair value of investments)

In cases where the inputs used to measure fair value fall in different levels of the fair value hierarchy, the level disclosed is determined based on the lowest level input that is significant to the fair value measurement in its entirety. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

At December 31, 2019, the hierarchy of inputs used in valuing the Fund’s investments and open derivative instruments, which are carried at value, were as follows:

Asset Description	Level 1	Level 2	Level 3*	Total
Senior Floating-Rate Loans (Less Unfunded Loan Commitments)	$—	$783,946,843	$5,000,851	$788,947,694
Corporate Bonds & Notes	—	808,239,288	—	808,239,288
Foreign Government Securities	—	74,963,630	—	74,963,630
Sovereign Loans	—	10,384,378	—	10,384,378
Mortgage Pass-Throughs	—	156,204,248	—	156,204,248
Collateralized Mortgage Obligations	—	507,260,940	—	507,260,940
Commercial Mortgage-Backed Securities	—	91,092,855	—	91,092,855
Asset-Backed Securities	—	121,825,852	—	121,825,852
Common Stocks	1,635,609	1,987,495	5,192,222	8,815,326
Convertible Preferred Stocks	—	—	320,663	320,663
Preferred Stocks	681,975	—	465,806	1,147,781
Closed-End Funds	23,398,077	—	—	23,398,077
Warrants	—	—	0	0
Miscellaneous	—	20,826	0	20,826
Short-Term Investments -
U.S. Treasury Obligations	—	499,436	—	499,436
Other	—	54,935,816	—	54,935,816
Total Investments	$25,715,661	$2,611,361,607	$10,979,542	$2,648,056,810
Forward Foreign Currency Exchange Contracts	$—	$80,706	$—	$80,706
Futures Contracts	250,340	—	—	250,340
Swap Contracts	—	691,667	—	691,667
Total	$25,966,001	$2,612,133,980	$10,979,542	$2,649,079,523

Liability Description
Forward Foreign Currency Exchange Contracts	$—	$(912,552)	$—	$(912,552)
Futures Contracts	(2,101,672)	—	—	(2,101,672)
Swap Contracts	—	(1,100,181)	—	(1,100,181)
Total	$(2,101,672)	$(2,012,733)	$—	$(4,114,405)

*	None of the unobservable inputs for Level 3 assets, individually or collectively, had a material impact on the Fund.

Level 3 investments at the beginning and/or end of the period in relation to net assets were not significant and accordingly, a reconciliation of Level 3 assets for the fiscal year to date ended December 31, 2019 is not presented.

For information on the Fund’s policy regarding the valuation of investments and other significant accounting policies, please refer to the Fund’s most recent financial statements included in its semiannual or annual report to shareholders.